UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/05

Date of reporting period: 1/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report

As of January 31, 2005

MUTUAL FUNDS: ARE NOT FDIC INSURED ♦ HAVE NO BANK GUARANTEE ♦ MAY LOSE VALUE

Pacific Capital Family of Funds

Fund Name	Class of Shares (Max. Sales Charge %)	Inception Date	Performance for the period ended 1/31/05
			Aggregate Returns (%)				Average Annual Total Returns (%)
			Six Months		One Year		Five Year		Ten Year[5]		Since Inception
			NAV*	POP**	NAV*	POP**	NAV*	POP**	NAV*	POP**	NAV*	POP**
New Asia Growth Fund	Class A (5.25) Class B1(5.00) Class C6(1.00) ClassY	02/15/95 03/02/98 04/30/04 02/15/95	20.82 20.35 20.40 21.04	14.53 15.35 19.40 21.04	11.48 10.67 10.71 11.86	5.62 6.67 9.71 11.86	-1.00 -1.63 -1.62 -0.73	-2.06 -1.82 -1.62 -0.73	— — — —	— — — —	4.98 4.49 4.50 5.23	4.41 4.49 4.50 5.23
International Stock Fund	Class A (5.25) Class B1(5.00) Class C6(1.00) ClassY	12/08/98 12/20/98 04/30/04 12/02/98	14.44 14.08 14.08 14.70	8.44 9.08 13.08 14.70	7.61 6.72 6.72 7.85	1.92 2.72 5.72 7.85	-7.79 -8.36 -8.36 -7.44	-8.78 -8.51 -8.36 -7.44	— — — —	— — — —	1.49 0.83 0.83 1.82	0.61 0.83 0.83 1.82
Small Cap Fund	Class A (5.25) Class B1(5.00) Class C6(1.00) ClassY	12/08/98 12/20/98 04/30/04 12/03/98	15.11 14.63 14.62 15.25	9.04 9.75 13.64 15.25	14.70 13.77 13.83 14.98	8.67 9.90 12.86 14.98	22.51 21.54 21.55 22.75	21.20 21.45 21.55 22.75	— — — —	— — — —	17.49 16.59 16.60 17.74	16.48 16.59 16.60 17.74
Mid-Cap Fund	Class A (5.25) Class C7(1.00) ClassY	12/30/03 04/30/04 12/30/03	11.08 10.76 11.17	5.27 9.76 11.17	12.27 11.74 12.56	6.35 10.74 12.56	— — —	— — —	— — —	— — —	13.68 13.19 13.95	8.22 13.19 13.95
Growth Stock Fund[2]	Class A (5.25) Class B1(5.00) Class C6(1.00) ClassY	11/01/93 03/02/98 04/30/04 10/14/94	4.82 4.44 4.60 4.93	-0.73 -0.56 3.60 4.93	-2.15 -2.88 -2.73 -1.86	-7.31 -6.76 -3.70 -1.86	-8.74 -9.39 -9.37 -8.48	-9.72 -9.53 -9.37 -8.48	7.93 7.41 7.43 8.22	7.35 7.41 7.43 8.22	9.74 9.54 9.55 9.85	9.51 9.54 9.55 9.85
Growth & Income Fund[2]	Class A (5.25) Class B1(5.00) Class C6(1.00) ClassY	10/14/94 03/02/98 04/30/04 10/14/94	8.34 7.86 7.92 8.48	2.62 2.86 6.92 8.48	4.83 4.00 4.06 5.12	-0.69 0.00 3.06 5.12	-5.29 -6.00 -5.99 -5.05	-6.30 -6.16 -5.99 -5.05	8.57 7.99 8.00 8.82	7.99 7.99 8.00 8.82	8.58 8.37 8.37 8.84	8.36 8.37 8.37 8.84
Value Fund	Class A (5.25) Class B1(5.00) Class C6(1.00) ClassY	12/08/98 12/13/98 04/30/04 12/03/98	10.82 10.46 10.49 10.93	5.06 5.46 9.49 10.93	10.44 9.42 9.58 10.55	4.61 5.42 8.58 10.55	1.54 0.78 0.81 1.80	0.46 0.61 0.81 1.80	— — — —	— — — —	2.51 1.75 1.77 2.76	1.63 1.75 1.77 2.76
Diversified Fixed Income Fund[2]	Class A (4.00) Class B1(5.00) Class C6(1.00) ClassY	10/14/94 03/02/98 04/30/04 10/14/94	2.82 2.44 2.53 2.94	-1.29 -2.56 1.53 2.94	2.50 1.74 1.74 2.76	-1.59 -2.20 0.76 2.76	7.49 6.69 6.69 7.74	6.62 6.53 6.69 7.74	6.86 6.33 6.33 7.10	6.42 6.33 6.33 7.10	4.57 4.38 4.38 4.84	4.41 4.38 4.38 4.84
Tax-Free Securities Fund[2]	Class A (4.00) Class B1(5.00) Class C6(1.00) ClassY	10/14/94 03/02/98 04/30/04 10/14/94	3.14 2.75 2.77 3.26	-1.01 -2.23 1.77 3.26	2.91 2.14 2.16 3.17	-1.23 -1.76 1.18 3.17	6.52 5.72 5.73 6.77	5.66 5.56 5.73 6.77	5.88 5.38 5.38 6.15	5.45 5.38 5.38 6.15	3.48 3.30 3.30 3.75	3.33 3.30 3.30 3.75
Short Intermediate U.S. Government Securities Fund[3]	Class A (2.25) Class C7(1.00) ClassY	12/13/93 04/30/04 10/14/94	1.03 0.54 1.16	-1.29 -0.45 1.16	0.53 -0.14 0.80	-1.74 -1.11 0.80	5.28 5.14 5.53	4.80 5.14 5.53	5.30 5.23 5.57	5.06 5.23 5.57	4.44 4.38 4.69	4.23 4.38 4.69
Tax-Free Short Intermediate Securities Fund[2]	Class A (2.25) Class C7(1.00) ClassY	10/14/94 04/30/04 10/14/94	1.27 0.79 1.40	-1.03 -0.21 1.40	0.59 0.03 0.85	-1.66 -0.96 0.85	4.13 4.01 4.40	3.66 4.01 4.40	3.90 3.84 4.18	3.66 3.84 4.18	4.09 4.06 4.38	3.95 4.06 4.38
Ultra Short Government Fund	Class A4(2.25) Class B4(5.00) Class C6(1.00) ClassY	08/01/00 08/01/00 04/30/04 06/01/00	0.39 0.01 0.01 0.52	-1.84 -4.97 -0.99 0.52	0.15 -0.60 -0.60 0.40	-2.15 -4.54 -1.59 0.40	— — — —	— — — —	— — — —	— — — —	3.24 2.50 2.50 3.51	2.74 2.11 2.50 3.51

Past performance does not guarantee future results.The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.To obtain performance information current to the most recent month end, please call 1-800-258-9232.

Investment Risk Considerations for the New Asia Growth, International Stock, Small Cap, Mid-Cap, Tax-Free Securities and Tax-Free Short Intermediate Securities Fund, respectively:

International investing involves increased risk and volatility.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Mid-capitalization funds may involve greater risk than larger, more established companies as they may trade less frequently or in limited volume and have a higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Income earned on tax free funds may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Pacific Capital Family of Funds (cont.)

*	Net Asset Value. No sales charge applied. ** Public Offering Price. Maximum sales charge applied.
[1]	Class B Shares were not in existence prior to the indicated inception date. Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
[2]	The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund (“Commingled”) accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Stock Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital Diversified Fixed Income Fund and the Pacific Capital Tax-Free Securities Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds’ commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.
[3]	The performance for the Class Y Shares of the Pacific Capital Short Intermediate U.S. Government Securities Fund, prior to the date of commencement of operations (10/14/94), is based on the performance of Class A Shares without sales charge.
[4]	The performance for Class A and B shares of the Pacific Capital Ultra Short Government Fund, prior to the date of commencement of operations (8/1/00), is based on the performance of Class Y Shares, which does not reflect the higher CDSC 12b-1 fees or the CDSC. Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
[5]	The Class B CDSC is not included in the performance due to the fact that CDSC charges do not apply after 6 years.
[6]	Class C Shares were not in existence prior to April 30, 2004. Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class B Shares, which does not reflect the higher CDSC. Had the higher CDSC been incorporated, total return figures would have been adversely affected.
[7]	Class C Shares were not in existence prior to April 30, 2004. Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures would have been adversely affected.

Letter to Shareholders

Dear Shareholders:

The U.S. economy improved during the six-month period between August 1, 2004 and January 31, 2005. The economy was supported by strong business and consumer spending, which more than offset the effects of rising energy prices and increases in short-term interest rates by the Federal Reserve Board. The stock market generated solid performance in that environment, with the Dow Jones Industrial Average1 gaining 3.45% and the Standard & Poor’s 500 Index2 gaining 8.15%.

The economy appeared somewhat shaky at the beginning of the period. Many economists feared that rising energy prices would undercut the economy’s capacity for growth by restricting consumer demand and diverting business spending. But higher energy costs had little negative effect on the economy, in part because energy consumption accounted for a far smaller percentage of overall economic activity than it had in the past.

Economists also were concerned that tepid job growth might weigh on consumer demand. Consumer spending proved to be more resilient than expected, however, and helped the economy sustain solid growth. Consumers benefited from the continuation of a strong housing market and low long-term interest rates, which supported home-buying and refinancing activity. Employment growth improved throughout the period, a trend that also supported stronger consumer spending.

Business spending likewise strengthened during this six-month period. Businesses enjoyed very strong balance sheets, including large cash reserves, and they began spending those reserves on a wide variety of business-development efforts. Meanwhile, the decline of the U.S. dollar versus other currencies improved sales for U.S. exporters, as those firms’ good became more attractive to foreign businesses.

Inflation remained low during this period, despite higher energy and commodity prices. Global competition appears to have prevented manufacturers and other producers from passing on higher costs to consumers. Meanwhile, the Federal Reserve raised short-term interest rates several times during the six months through January, a move designed to forestall higher inflation by reducing some of the monetary stimulus to the economy.

The stock market generated good performance during that period. Stocks stagnated early on, as a variety of factors contributed to political and economic uncertainty: in particular, the too-close-to-call presidential election, difficulties in Iraq, the threat of terrorism and rising oil prices. Strong corporate profits and improving economic fundamentals provided a countervailing influence to those negative factors.

The quick and decisive resolution to the presidential election removed a key factor contributing to investors’ uncertainty, and stocks subsequently spiked upward. A decline in oil prices followed close on the heels of the election, and reinforced investors’ bullish outlook. Stocks declined in January, as investors took profits following the strong fourth-quarter surge.

Energy stocks performed exceptionally well in that environment. Energy firms reaped the benefits of higher oil prices, which boosted profit margins at many companies in the sector. The housing sector also was strong, buoyed by low interest rates on long-term bonds. Technology stocks lagged the market, as corporate technology spending failed to meet expectations. Pharmaceutical shares also suffered, in part due to problems with several major drugs.

Value stocks dramatically outperformed growth stocks, pushed higher by strong returns among energy and basic materials stocks. Value indices typically hold much higher concentrations of those sectors, so strong performance by such stocks boosted the returns of value shares. Meanwhile, growth indices were weighed down by weak performance of technology and pharmaceuticals shares. Small-cap stocks outperformed large caps, continuing a trend that has lasted more than five years.

Yields on short-term Treasury securities rose considerably during the period, in line with the Federal Reserve’s interest-rate increases. Yields on long-term Treasury bonds declined, however, as the outlook for inflation remained tame. Corporate bonds outperformed Treasuries, and lower-quality bonds outperformed higher-quality issues. Investors favored the higher yields on corporate bonds, especially lower quality issues, particularly given the improving economy.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

[1]	Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue chip stocks (The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).
[2]	Standard & Poor’s 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. It is not possible to invest directly in any index.

Letter to Shareholders (cont.)

At the Pacific Capital Funds

Two new managers joined the Pacific Capital Equity Funds during the period. Roger Khlopin joined The Asset Management Group of Bank of Hawaii in September, as Executive Vice President and Institutional Equity Manager. Mr. Khlopin, who has 24 years of industry experience, augmented Pacific Capital’s equity-investment process by increasing the amount of independent and quantitative research used in the stock selection process. Mr. Khlopin also instituted a new procedure for deciding when to sell stocks, one designed to provide a rational, consistent framework that will maintain the Pacific Capital Funds’ emphasis on attractively valued securities. Orest Saikevych joined The Asset Management Group of Bank of Hawaii in January, as Vice President and assumed management of the Pacific Capital Value Fund. Mr. Saikevych has 23 years of industry experience.

The Pacific Capital Equity Funds continued their long-standing emphasis on shares of high-quality firms that trade at attractive valuations and exhibit positive momentum.

The Pacific Capital Fixed-Income Funds maintained their focus on high-quality securities, with a focus on active duration management to protect shareholders’ capital and increase yield where appropriate. The Fixed-Income Funds generally held average durations shorter than those of their benchmarks during the period, in anticipation of rising yields. That strategy had mixed results, as rates rose on the short end of the yield curve but declined on the long end. The Funds’ focus on high-quality securities dragged on performance relative to their benchmarks, as lower-quality bonds performed best. We continue to believe that high-quality bonds offer the best balance of risk and reward.

Looking Ahead

We believe the economy will continue to grow at a healthy rate, although perhaps slightly slower than it has during the first months of the year. We expect the Federal Reserve to continue raising interest rates in order to head off the threat of higher inflation, and we think that bond yields across the maturity spectrum are likely to increase moderately in that environment. Global economic growth, particularly in China, should continue to produce strong demand for oil and basic materials. Meanwhile, however, strong competition and low-cost production from China and other emerging economies should keep inflation in check. Corporate profits are likely to continue growing, although at a somewhat slower pace than they have during the past year.

We believe the stock market is attractively priced for such an environment. We are more cautious on the bond market, which currently offers relatively low yields. Earnings yields on stocks, compared to the income yields available on bonds, suggest that equities offer significantly greater potential for gains. We will take a less cautious approach to the bond market if yields rise moderately. We believe large-cap stocks are more attractively valued than small shares, following five years of superior small-cap performance.

We would like to take this opportunity to remind shareholders of the importance of maintaining a diversified portfolio and a long-term perspective. Dramatic out-performance by small-cap and value stocks during the past five years is likely to lead many investors to move cash into those parts of the stock market. We ask shareholders to remember the late 1990s, when many investors funneled money into surging large-cap growth shares, only to suffer painful losses when those stocks fell during subsequent years. Chasing performance among hot stocks or sectors rarely produces successful long-term investment results. Maintaining a portfolio that includes large and small shares with exposure to both growth and value is most likely to provide the balance you need to reach your long-term investment goals.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a fund prospectus, please contact your registered investment consultant or contact the Funds directly at (800) 258-9232.

Sincerely,

William Barton

Senior Vice President, Manager

The Asset Management Group of Bank of Hawaii

Toby Martyn

Chief Investment Officer

The Asset Management Group of Bank of Hawaii

Portfolio Composition (as a percentage of total investments)*

January 31, 2005 (Unaudited)

New Asia Growth Fund	%
China	10.6
Hong Kong	26.4
India	5.8
Indonesia	2.5
Malaysia	6.9
Philippines	1.0
Singapore	11.9
South Korea	17.8
Taiwan	10.6
Thailand	5.0
Cash Equivalents	1.5

International Stock Fund
Brazil	1.6
Canada	1.4
China	2.0
Denmark	1.0
Finland	2.8
France	14.2
Germany	6.7
Hong Kong	5.0
Hungary	0.6
India	1.1
Israel	0.7
Italy	3.2
Japan	17.7
Mexico	0.6
Netherlands	2.9
Singapore	1.7
South Africa	0.5
South Korea	4.5
Spain	3.3
Switzerland	6.4
Taiwan	0.9
United Kingdom	17.6
Cash Equivalents	3.6

Small Cap Fund
Consumer Discretionary	12.2
Consumer Staples	1.1
Financials	28.5
Health Care	8.1
Industrials	23.2
Information Technology	7.4
Materials	9.1
Telecommunications	0.5
Utilities	3.7
Depositary Receipts	3.7
Cash Equivalents	2.5

Mid-Cap Fund
Consumer Discretionary	22.2
Consumer Staples	3.7
Energy	7.9
Financials	18.0
Health Care	11.4
Industrials	11.2
Information Technology	9.9
Materials	3.8
Telecommunications	1.2
Utilities	5.9
Depositary Receipts	2.1
Cash Equivalents	2.7

Growth Stock Fund
Consumer Discretionary	11.9
Consumer Staples	11.0
Energy	2.3
Financials	8.9
Health Care	22.9
Industrials	11.0
Information Technology	28.6
Materials	1.2
Telecommunications	1.2
Depositary Receipts	1.0

Growth and Income Fund
Consumer Discretionary	11.9
Consumer Staples	9.1
Energy	7.6
Financials	18.9
Health Care	11.5
Industrials	14.6
Information Technology	17.3
Telecommunications	3.4
Utilities	2.9
Depositary Receipts	2.1
Cash Equivalents	0.7

Value Fund
Consumer Discretionary	10.5
Consumer Staples	5.9
Energy	12.5
Financials	30.4
Health Care	3.9
Industrials	14.6
Information Technology	4.5
Materials	1.5
Telecommunications	4.8
Utilities	5.9
Depositary Receipts	2.9
Warrants	0.0
Cash Equivalents	2.6

Diversified Fixed Income Fund[1]
Treasury	17.3
Agency	24.1
AAA	17.1
AA	25.3
A	15.0
BAA	1.2

Tax-Free Securities Fund[1]
AAA	92.8
AA	7.2

Short Intermediate U.S. Government Securities Fund
Federal Farm Credit Bank	18.2
Federal Home Loan Bank	64.7
Tennessee Valley Authority	1.6
U.S. Treasury Notes	15.5

Tax-Free Short Intermediate Securities Fund[1]
MIG I	11.2
AAA	82.9
AA	5.9

Ultra Short Government Fund
Federal Farm Credit Bank	8.1
Federal Home Loan Bank	71.4
U.S. Treasury Notes	20.5

*	The composition of the Fund’s portfolios is as of January 31, 2005 and subject to change.
[1]	The Standard & Poor’s or Moody’s credit ratings are current opinions of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Table of Contents

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

January 31, 2005

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
ASSETS:
Investments, at value (cost $30,250,914; $68,020,376; $120,519,619; and $59,830,347, respectively)	$38,429,907	$75,249,344	$152,011,963	$65,974,973
Foreign currency (cost $8,748)	—	8,758	—	—
Interest and dividends receivable	31,819	66,583	52,327	37,725
Receivable for capital shares issued	2,082	—	439,653	12,000
Receivable from brokers for investments sold	555,079	—	1,132,535	279,220
Reclaims receivable	—	89,600	—	—
Prepaid expenses and other assets	2,104	3,973	21,309	2,525

Total Assets	39,020,991	75,418,258	153,657,787	66,306,443

LIABILITIES:
Payable for foreign currency overdraft (cost $198,009)	197,761	—	—	—
Payable for capital shares redeemed	17,163	—	4,238	—
Payable to brokers for investments purchased	507,378	280,287	487,190	328,393
Payable for foreign currency contracts	857	—	—	—
Accrued expenses and other payables:
Investment advisory fees	12,789	22,050	51,575	15,924
Sub-investment advisory fees	15,986	37,778	73,039	11,083
Administration fees	930	1,951	3,921	733
Distribution fees	850	1,083	9,596	387
Other	9,602	41,649	4,766	12,721

Total Liabilities	763,316	384,798	634,325	369,241

NET ASSETS:
Capital (no par value)	31,249,576	95,992,357	117,787,409	59,429,981
Accumulated undistributed net investment income (loss)	(222,468)	(169,821)	(120,629)	18,290
Accumulated net realized gains (losses) from investments and foreign currency transactions	(948,353)	(28,026,335)	3,864,338	344,305
Net unrealized appreciation from investments and foreign currency transactions	8,178,920	7,237,259	31,492,344	6,144,626

Net Assets	$38,257,675	$75,033,460	$153,023,462	$65,937,202

Net Assets
Class A	$1,612,598	$941,909	$29,108,355	$472,866
Class B	435,820	661,640	3,421,255	N/A
Class C	185,654	397,547	1,367,583	384,934
Class Y	36,023,603	73,032,364	119,126,269	65,079,402

Total	$38,257,675	$75,033,460	$153,023,462	$65,937,202

Outstanding units of beneficial interest (shares)
Class A	117,336	111,028	1,788,683	41,213
Class B	32,817	81,669	220,113	N/A
Class C	13,986	49,097	87,963	33,675
Class Y	2,588,387	8,435,523	7,252,730	5,666,800

Total	2,752,526	8,677,317	9,349,489	5,741,688

Net Asset Value
Class A— redemption price per share	$13.74	$8.48	$16.27	$11.47

Class A— maximum sales charge	5.25%	5.25%	5.25%	5.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$14.50	$8.95	$17.17	$12.11

Class B—offering price per share *	$13.28	$8.10	$15.54	N/A

Class C—offering price per share *	$13.27	$8.10	$15.55	$11.43

Class Y—offering and redemption price per share	$13.92	$8.66	$16.43	$11.48

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2005

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	Diversified Fixed Income Fund
ASSETS:
Investments, at value (cost $240,451,068; $132,143,469; $158,894,279; and $269,997,732, respectively)	$250,247,515	$143,096,329	$186,441,401	$279,764,396
Interest and dividends receivable	124,285	100,601	150,172	3,701,903
Receivable for capital shares issued	—	947	—	—
Receivable from brokers for investments sold	2,309,066	1,971,542	1,945,545	—
Prepaid expenses and other assets	18,354	12,657	12,003	18,405

Total Assets	252,699,220	145,182,076	188,549,121	283,484,704

LIABILITIES:
Payable to custodian	168,539	—	—	—
Distributions payable	—	—	—	117,142
Payable for capital shares redeemed	8,677	7,716	—	275
Payable to brokers for investments purchased	—	1,843,386	1,757,665	—
Accrued expenses and other payables:
Investment advisory fees	172,028	96,982	125,552	107,784
Administration fees	6,571	3,720	4,839	7,437
Distribution fees	14,108	8,591	2,833	5,524
Other	20,481	13,502	16,851	27,443

Total Liabilities	390,404	1,973,897	1,907,740	265,605

NET ASSETS:
Capital (no par value)	356,270,951	158,052,726	182,984,618	273,516,007
Accumulated undistributed net investment income (loss)	(14,965)	(19,128)	11,808	(85,697)
Accumulated net realized gains (losses) from investment transactions	(113,743,617)	(25,778,279)	(23,902,167)	22,125
Net unrealized appreciation from investments	9,796,447	10,952,860	27,547,122	9,766,664

Net Assets	$252,308,816	$143,208,179	$186,641,381	$283,219,099

Net Assets
Class A	$10,282,190	$5,373,242	$2,657,794	$4,866,386
Class B	12,539,495	7,465,574	1,394,018	4,248,903
Class C	1,491,276	1,386,758	1,417,312	1,099,051
Class Y	227,995,855	128,982,605	181,172,257	273,004,759

Total	$252,308,816	$143,208,179	$186,641,381	$283,219,099

Outstanding units of beneficial interest (shares)
Class A	1,247,884	427,472	287,777	437,307
Class B	1,615,612	627,165	153,500	382,500
Class C	192,290	116,620	155,476	98,943
Class Y	26,926,866	10,186,634	19,579,508	24,377,505

Total	29,982,652	11,357,891	20,176,261	25,296,255

Net Asset Value
Class A—redemption price per share	$8.24	$12.57	$9.24	$11.13

Class A—maximum sales charge	5.25%	5.25%	5.25%	4.00%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$8.70	$13.27	$9.75	$11.59

Class B—offering price per share *	$7.76	$11.90	$9.08	$11.11

Class C—offering price per share *	$7.76	$11.89	$9.12	$11.11

Class Y—offering and redemption price per share	$8.47	$12.66	$9.25	$11.20

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2005

(Unaudited)

	Tax-Free Securities Fund	Short Intermediate U.S. Government Securities Fund	Tax-Free Short Intermediate Securities Fund	Ultra Short Government Fund
ASSETS:
Investments, at value (cost $306,129,221; $93,730,774; $69,148,736; and $180,806,424, respectively)	$336,803,057	$93,293,488	$70,449,330	$179,492,040
Cash	—	880	—	437
Interest and dividends receivable	3,680,779	1,011,504	707,562	1,320,442
Receivable for capital shares issued	—	9,779	—	—
Prepaid expenses and other assets	23,240	5,653	5,101	14,349

Total Assets	340,507,076	94,321,304	71,161,993	180,827,268

LIABILITIES:
Payable to custodian	624,391	—	—	—
Distributions payable	148,088	29,624	19,370	39,618
Payable for capital shares redeemed	—	100	—	—
Accrued expenses and other payables:
Investment advisory fees	129,957	20,044	24,337	22,740
Administration fees	8,923	1,972	1,753	2,051
Distribution fees	5,119	824	1,022	4,448
Other	20,766	11,589	10,601	24,985

Total Liabilities	937,244	64,153	57,083	93,842

NET ASSETS:
Capital (no par value)	308,355,812	94,747,415	69,836,145	183,341,514
Accumulated undistributed net investment income	35	51	763	7,143
Accumulated net realized gains (losses) from investment transactions	540,149	(53,029)	(32,592)	(1,300,847)
Net unrealized appreciation (depreciation) from investments	30,673,836	(437,286)	1,300,594	(1,314,384)

Net Assets	$339,569,832	$94,257,151	$71,104,910	$180,733,426

Net Assets
Class A	$9,924,970	$1,637,204	$4,772,682	$7,606,935
Class B	3,539,761	N/A	N/A	1,821,681
Class C	10,361	584,357	10,107	1,533,271
Class Y	326,094,740	92,035,590	66,322,121	169,771,539

Total	$339,569,832	$94,257,151	$71,104,910	$180,733,426

Outstanding units of beneficial interest (shares)
Class A	928,251	167,557	462,390	755,939
Class B	331,061	N/A	N/A	181,040
Class C	969	59,858	979	152,409
Class Y	30,379,304	9,401,825	6,390,685	16,860,613

Total	31,639,585	9,629,240	6,854,054	17,950,001

Net Asset Value
Class A—redemption price per share	$10.69	$9.77	$10.32	$10.06

Class A—maximum sales charge	4.00%	2.25%	2.25%	2.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$11.14	$9.99	$10.56	$10.29

Class B—offering price per share *	$10.69	N/A	N/A	$10.06

Class C—offering price per share *	$10.69	$9.76	$10.32	$10.06

Class Y—offering and redemption price per share	$10.73	$9.79	$10.38	$10.07

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations

Period Ended January 31, 2005

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Investment Income:
Interest income	$1,154	$14	$11,559	$76
Dividend income	444,553	560,659	854,826	310,669
Foreign tax withholding	(46,524)	(45,528)	—	—

Total Investment Income	399,183	515,145	866,385	310,745

Expenses:
Investment advisory fees	70,371	151,672	358,511	161,878
Sub-investment advisory fees	87,964	202,191	406,966	53,960
Administration fees	28,149	53,928	114,725	43,168
Distribution fees—Class A	5,714	3,436	72,571	1,090
Distribution fees—Class B	2,036	3,250	16,535	—
Distribution fees—Class C	230	435	1,747	641
Accounting fees	27,164	38,072	25,477	9,903
Custodian fees	41,034	47,577	6,984	19,290
Transfer agent fees	31,579	31,772	48,766	17,578
Legal and audit fees	8,665	9,930	17,647	7,885
Trustees’ fees	1,151	2,214	4,637	1,560
Registration and filing fees	1,937	9,985	6,203	823
Other	8,827	13,218	26,327	8,760

Total expenses before voluntary fee reductions	314,821	567,680	1,107,096	326,536
Expenses voluntarily reduced:
Investment advisory fees	—	(33,704)	(71,702)	(83,832)
Administration fees	(1,760)	—	—	(24,551)
Distribution fees—Class A	(3,809)	(2,291)	(48,380)	(727)

Net Expenses	309,252	531,685	987,014	217,426

Net Investment Income (Loss)	89,931	(16,540)	(120,629)	93,319

Realized/Unrealized Gains from Investments and Foreign Currency Transactions:
Net realized gains from investments and foreign currency transactions	992,144	517,376	9,035,012	939,484
Net change in unrealized appreciation from investments and foreign currency transactions	5,521,639	8,482,047	11,049,933	5,161,047

Net realized/unrealized gains from investments and foreign currency transactions	6,513,783	8,999,423	20,084,945	6,100,531

Change in net assets resulting from operations	$6,603,714	$8,982,883	$19,964,316	$6,193,850

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

Period Ended January 31, 2005

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	Diversified Fixed Income Fund
Investment Income:
Interest income	$—	$—	$92	$6,310,611
Dividend income	2,067,060	1,568,294	2,144,133	39,513

Total Investment Income	2,067,060	1,568,294	2,144,225	6,350,124

Expenses:
Investment advisory fees	1,038,979	574,172	747,299	849,220
Administration fees	207,874	114,836	149,461	226,460
Distribution fees—Class A	40,446	20,720	9,603	19,102
Distribution fees—Class B	63,866	37,639	6,875	21,726
Distribution fees—Class C	1,479	1,391	1,409	1,160
Accounting fees	44,464	25,377	32,287	51,720
Custodian fees	12,887	11,662	9,583	11,767
Transfer agent fees	83,607	56,019	32,948	40,452
Legal and audit fees	31,915	18,421	23,565	34,124
Trustees’ fees	9,018	4,911	6,342	9,474
Registration and filing fees	9,023	7,906	1,188	1,470
Other	52,466	29,462	33,911	48,225

Total expenses before voluntary fee reductions	1,596,024	902,516	1,054,471	1,314,900
Expenses voluntarily reduced:
Investment advisory fees	—	—	—	(212,305)
Distribution fees—Class A	(26,964)	(13,813)	(6,402)	(12,735)

Net Expenses	1,569,060	888,703	1,048,069	1,089,860

Net Investment Income	498,000	679,591	1,096,156	5,260,264

Realized/Unrealized Gains from Investments:
Net realized gains from investments	6,458,053	9,756,877	8,701,405	238,175
Net change in unrealized appreciation from investments	5,525,740	1,187,925	9,661,930	2,681,878

Net realized/unrealized gains from investments	11,983,793	10,944,802	18,363,335	2,920,053

Change in net assets resulting from operations	$12,481,793	$11,624,393	$19,459,491	$8,180,317

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

Period Ended January 31, 2005

(Unaudited)

	Tax-Free Securities Fund	Short Intermediate U.S. Government Securities Fund	Tax-Free Short Intermediate Securities Fund	Ultra Short Government Fund
Investment Income:
Interest income	$8,355,576	$1,491,096	$1,124,127	$2,310,638
Dividend income	3,645	—	10,643	—

Total Investment Income	8,359,221	1,491,096	1,134,770	2,310,638

Expenses:
Investment advisory fees	1,058,036	218,328	182,531	426,083
Administration fees	282,145	69,866	58,411	170,435
Distribution fees—Class A	37,610	6,270	17,997	29,467
Distribution fees—Class B	18,031	—	—	9,650
Distribution fees—Class C	52	836	51	2,085
Accounting fees	69,010	18,111	16,369	40,092
Custodian fees	21,428	5,590	8,209	11,154
Transfer agent fees	32,419	18,985	18,366	32,268
Legal and audit fees	42,230	12,061	10,483	27,456
Trustees’ fees	11,986	2,947	2,450	7,606
Registration and filing fees	1,314	867	701	1,181
Other	60,675	15,767	12,980	38,083

Total expenses before voluntary fee reductions	1,634,936	369,628	328,548	795,560
Expenses voluntarily reduced:
Investment advisory fees	(264,509)	(108,550)	(36,506)	(263,585)
Administration fees	—	(15,189)	(3,651)	(96,932)
Distribution fees—Class A	(25,073)	(4,180)	(11,998)	(19,644)

Net Expenses	1,345,354	241,709	276,393	415,399

Net Investment Income	7,013,867	1,249,387	858,377	1,895,239

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	1,245,075	(53,030)	(32,592)	—
Net change in unrealized appreciation (depreciation) from investments	3,059,693	(275,550)	146,212	(721,869)

Net realized/unrealized gains (losses) from investments	4,304,768	(328,580)	113,620	(721,869)

Change in net assets resulting from operations	$11,318,635	$920,807	$971,997	$1,173,370

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	New Asia Growth Fund		International Stock Fund			Small Cap Fund
	Period Ended January 31, 2005	Year Ended July 31, 2004	Period Ended January 31, 2005	Year Ended July 31, 2004		Period Ended January 31, 2005	Year Ended July 31, 2004
	(Unaudited)		(Unaudited)			(Unaudited)
From Investment Activities: Operations:
Net investment income (loss)	$89,931	$279,105	$(16,540)	$132,180		$(120,629)	$(182,707)
Net realized gains from investments and foreign currency transactions	992,144	3,954,070	517,376	15,856,634		9,035,012	20,130,145
Net change in unrealized appreciation (depreciation) from investments and foreign currency transactions	5,521,639	(54,003)	8,482,047	(7,285,430)		11,049,933	5,505,970

Change in net assets resulting from operations	6,603,714	4,179,172	8,982,883	8,703,384		19,964,316	25,453,408

Distributions to Class A Shareholders:
From net investment income	(11,922)	(8,179)	—	—		—	—
From net realized gains	—	—	—	—		(3,504,316)	(65,734)
Distributions to Class B Shareholders:
From net investment income	(2,083)	(835)	—	—		—	—
From net realized gains	—	—	—	—		(515,464)	(65,678)
Distributions to Class C Shareholders:
From net investment income	(488)	—	—	—		—	—
From net realized gains	—	—	—	—		(52,384)	—
Distributions to Class Y Shareholders:
From net investment income	(291,306)	(230,042)	—	—		—	—
From net realized gains	—	—	—	—		(18,502,150)	(2,281,678)

Change in net assets from shareholder distributions	(305,799)	(239,056)	—	—		(22,574,314)	(2,413,090)

Change in net assets from share transactions	368,844 (a)	2,025,973	5,384,594 (b)	(10,005,847	) (b)	24,222,439	18,779,910

Change in net assets	6,666,759	5,966,089	14,367,477	(1,302,463)		21,612,441	41,820,228

Net Assets:
Beginning of year	31,590,916	25,624,827	60,665,983	61,968,446		131,411,021	89,590,793

End of period	$38,257,675	$31,590,916	$75,033,460	$60,665,983		$153,023,462	$131,411,021

Accumulated undistributed net investment income loss	$(222,468)	$(6,600)	$(169,821)	$(153,281)		$(120,629)	$—

(a)	Includes redemption fees collected of $104.
(b)	Includes redemption fees collected of $303 and $5,141 for the period or year ended January 31, 2005 and July 31, 2004, respectively.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2005	Period Ended July 31, 2004 (a)	Period Ended January 31, 2005	Year Ended July 31, 2004	Period Ended January 31, 2005	Year Ended July 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities: Operations:
Net investment income (loss)	$93,319	$84,764	$498,000	$(1,086,679)	$679,591	$477,693
Net realized gains (losses) from investments	939,484	(595,179)	6,458,053	13,073,624	9,756,877	4,474,683
Net change in unrealized appreciation from investments	5,161,047	983,579	5,525,740	1,041,744	1,187,925	8,976,819

Change in net assets resulting from operations	6,193,850	473,164	12,481,793	13,028,689	11,624,393	13,929,195

Distributions to Class A Shareholders:
From net investment income	(134)	(244)	(10,046)	—	(22,842)	(7,101)
Distributions to Class B Shareholders:
From net investment income			—	—	(18,925)	—
Distributions to Class C Shareholders:
From net investment income	—	—	(2,289)	—	(2,917)	—
Distributions to Class Y Shareholders:
From net investment income	(78,301)	(81,114)	(500,630)	—	(672,682)	(472,057)

Change in net assets from shareholder distributions	(78,435)	(81,358)	(512,965)	—	(717,366)	(479,158)

Change in net assets from share transactions	28,936,451	30,493,530	(21,149,995)	(27,709,543)	(8,639,684)	(23,591,266)

Change in net assets	35,051,866	30,885,336	(9,181,167)	(14,680,854)	2,267,343	(10,141,229)

Net Assets:
Beginning of year	30,885,336	—	261,489,983	276,170,837	140,940,836	151,082,065

End of period	$65,937,202	$30,885,336	$252,308,816	$261,489,983	$143,208,179	$140,940,836

Accumulated undistributed net investment income (loss)	$18,290	$3,406	$(14,965)	$—	$(19,128)	$18,647

(a)	For the period from December 30, 2003 (commencement of operations) to July 31, 2004.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Value Fund		Diversified Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2005	Year Ended July 31, 2004	Period Ended January 31, 2005	Year Ended July 31, 2004	Period Ended January 31, 2005	Year Ended July 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities: Operations:
Net investment income	$1,096,156	$1,783,921	$5,260,264	$10,994,992	$7,013,867	$16,570,810
Net realized gains from investments	8,701,405	15,033,655	238,175	1,052,158	1,245,075	4,910,728
Net change in unrealized appreciation (depreciation) from investments	9,661,930	11,813,971	2,681,878	(2,349,080)	3,059,693	(3,327,446)

Change in net assets resulting from operations	19,459,491	28,631,547	8,180,317	9,698,070	11,318,635	18,154,092

Distributions to Class A Shareholders:
From net investment income	(13,019)	(17,905)	(89,795)	(223,693)	(188,347)	(450,273)
From net realized gains	—	—	(14,334)	(96,653)	(147,134)	(57,424)
Distributions to Class B Shareholders:
From net investment income	(5,090)	(877)	(60,364)	(140,288)	(54,147)	(149,394)
From net realized gains	—	—	(12,425)	(83,363)	(52,587)	(23,132)
Distributions to Class C Shareholders:
From net investment income	(86)	(1)	(3,280)	(76)	(157)	(81)
From net realized gains	—	—	(433)	—	(152)	—
Distributions to Class Y Shareholders:
From net investment income	(1,122,940)	(1,801,706)	(5,137,783)	(10,635,339)	(6,771,216)	(15,971,064)
From net realized gains	—	—	(777,307)	(4,687,113)	(4,823,386)	(1,898,709)

Change in net assets from shareholder distributions	(1,141,135)	(1,820,489)	(6,095,721)	(15,866,525)	(12,037,126)	(18,550,077)

Change in net assets from share transactions	(13,902,407)	(58,903,429)	3,377,100	33,990,285	(17,593,224)	(55,351,621)

Change in net assets	4,415,949	(32,092,371)	5,461,696	27,821,830	(18,311,715)	(55,747,606)

Net Assets:
Beginning of year	182,225,432	214,317,803	277,757,403	249,935,573	357,881,547	413,629,153

End of period	$186,641,381	$182,225,432	$283,219,099	$277,757,403	$339,569,832	$357,881,547

Accumulated undistributed net investment income (loss)	$11,808	$56,787	$(85,697)	$(54,739)	$35	$35

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Short Intermediate U.S. Government Securities Fund		Tax-Free Short Intermediate Securities Fund		Ultra Short Government Fund
	Period Ended January 31, 2005	Year Ended July 31, 2004	Period Ended January 31, 2005	Year Ended July 31, 2004	Period Ended January 31, 2005	Year Ended July 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities: Operations:
Net investment income	$1,249,387	$2,570,114	$858,377	$1,663,390	$1,895,239	$5,306,124
Net realized gains (losses) from investments	(53,030)	306,514	(32,592)	763	—	(1,296,620)
Net change in unrealized appreciation (depreciation) from investments	(275,550)	(1,657,833)	146,212	(413,702)	(721,869)	(2,714,011)

Change in net assets resulting from operations	920,807	1,218,795	971,997	1,250,451	1,173,370	1,295,493

Distributions to Class A Shareholders:
From net investment income	(21,894)	(117,965)	(51,002)	(87,837)	(61,262)	(173,327)
From net realized gains	(235)	(18,642)	—	—	—	—
Distributions to Class B Shareholders:
From net investment income					(7,825)	(20,878)
From net realized gains					—	—
Distributions to Class C Shareholders:
From net investment income	(1,589)	(44)	(70)	(36)	(2,015)	(23)
From net realized gains	(22)	—	—	—	—	—
Distributions to Class Y Shareholders:
From net investment income	(1,225,904)	(2,452,105)	(807,327)	(1,575,504)	(1,824,151)	(5,111,890)
From net realized gains	(12,012)	(304,360)	—	—	—	—

Change in net assets from shareholder distributions	(1,261,656)	(2,893,116)	(858,399)	(1,663,377)	(1,895,253)	(5,306,118)

Change in net assets from share transactions	11,518,380	(9,396,958)	(1,405,786)	7,039,439	(44,386,689)	(25,844,463)

Change in net assets	11,177,531	(11,071,279)	(1,292,188)	6,626,513	(45,108,572)	(29,855,088)

Net Assets:
Beginning of year	83,079,620	94,150,899	72,397,098	65,770,585	225,841,998	255,697,086

End of period	$94,257,151	$83,079,620	$71,104,910	$72,397,098	$180,733,426	$225,841,998

Accumulated undistributed net investment income	$51	$51	$763	$785	$7,143	$7,157

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.0%)
China (10.7%)
Consumer Discretionary (2.9%)
761,000	China Resources Enterprise Ltd.	$1,112,246

Energy (2.9%)
2,062,500	CNOOC Ltd.	1,090,759

Industrials (4.2%)
1,256,000	Anhui Expressway Co., Ltd., Class H	704,496
280,000	Cosco Pacific Ltd.	583,341
462,100	Zhejiang Expressway Co., Ltd., Class H	328,806

		1,616,643

Telecommunications (0.3%)
33,600	ZTE Corp., Class H (b)	108,124

Utilities (0.4%)
224,000	Huaneng Power International, Inc., Class H	156,515

		4,084,287

Hong Kong (26.4%)
Consumer Discretionary (7.2%)
334,000	Cafe De Coral Holdings Ltd.	370,402
167,000	Esprit Holdings Ltd.	965,616
824,000	Giordano International Ltd.	509,724
346,000	Li & Fung Ltd.	570,020
126,500	Yue Yuen Industrial Holdings Ltd.	330,039

		2,745,801

Financials (9.7%)
254,320	Dah Sing Banking Group Ltd.	484,192
470,000	Hang Lung Group Ltd.	819,498
225,000	Hongkong Land Holdings Ltd.	531,000
30,854	HSBC Holdings PLC	510,284
92,000	Sun Hung Kai Properties Ltd.	852,190
87,500	Wing Hang Bank Ltd.	558,661

		3,755,825

Industrials (5.2%)
270,000	Lung Kee (Bermuda) Holdings Ltd.	168,752
770,000	Swire Pacific Ltd., Class B	1,115,528
316,500	Techtronic Industries Co., Ltd.	708,076

		1,992,356

Telecommunications (2.0%)
649,500	SmarTone Telecommunications Holdings Ltd.	753,596

Utilities (2.3%)
431,000	Hong Kong & China Gas Co., Ltd.	895,166

		10,142,744

India (5.9%)
Financials (1.7%)
15,100	HDFC Bank Ltd., ADR	671,949

Health Care (1.0%)
15,060	Ranbaxy Laboratories Ltd., GDR	369,723

Industrials (1.6%)
19,753	Grasim Industries Ltd., GDR (c)	596,541

Shares	Security Description	Value
Common Stock, continued
India, continued
Materials (1.6%)
20,230	Hindalco Industries Ltd., GDR (c)	$602,660

		2,240,873

Indonesia (2.5%)
Consumer Discretionary (1.0%)
344,000	PT Astra International	377,177

Financials (1.5%)
1,249,500	PT Bank Danamon Indonesia	569,131

		946,308

Malaysia (6.9%)
Consumer Discretionary (3.5%)
329,200	Astro All Asia Networks PLC (b)	476,474
51,000	Genting Berhad	268,421
154,700	Tanjong PLC	594,374

		1,339,269

Consumer Staples (1.4%)
215,000	IOI Corp. Berhad	526,184

Financials (0.6%)
112,736	Public Bank Berhad	225,472

Telecommunications (1.4%)
218,000	Maxis Communications Berhad	545,000

		2,635,925

Philippines (1.0%)
Financials (1.0%)
2,617,818	Ayala Corp.	375,502

Singapore (12.0%)
Consumer Staples (0.8%)
28,400	Fraser & Neave Ltd.	289,796

Financials (5.1%)
71,000	Great Eastern Holdings Ltd.	563,974
361,000	Keppel Land Ltd.	507,332
103,000	Oversea-Chinese Banking Corp., Ltd.	862,213

		1,933,519

Industrials (1.0%)
70,000	Keppel Corp. Ltd.	393,499

Information Technology (0.8%)
32,000	Venture Manufacturing Ltd.	306,978

Telecommunications (4.3%)
343,780	MobileOne Ltd.	382,305
512,285	Singapore Telecommunications Ltd.	798,196
600,000	StarHub Ltd. (b)	476,598

		1,657,099

		4,580,891

South Korea (17.9%)
Consumer Discretionary (4.1%)
4,780	Hyundai Mobis (b)	326,746
6,830	Hyundai Motor Co., Ltd.	387,622
2,980	Shinsegae Co., Ltd.	836,899

		1,551,267

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stock, continued
South Korea, continued
Consumer Goods & Services (2.0%)
3,580	Amorepacific Corp.	$778,489

Financials (5.0%)
16,489	Kookmin Bank	707,475
10,530	Samsung Fire & Marine Insurance Co., Ltd.	821,453
15,860	Shinhan Financial Group Co., Ltd.	398,240

		1,927,168

Information Technology (6.8%)
15,085	Interflex Co., Ltd. (b)	269,191
3,240	Samsung Electronics Co., Ltd.	1,563,919
5,720	Samsung SDI Co., Ltd.	624,710
2,110	Sindo Ricoh Co., Ltd. (b)	125,304

		2,583,124

		6,840,048

Taiwan (10.6%)
Financials (1.9%)
634,178	Chinatrust Financial Holding Co., Ltd.	711,395

Industrials (2.4%)
151,252	Asia Optical Co., Inc.	902,997

Information Technology (5.4%)
168,985	Advantech Co., Ltd.	390,272
553,300	AU Optronics Corp.	839,729
225,884	Powertech Technology, Inc.	514,583
267,300	Sunplus Technology Co., Ltd.	373,758

		2,118,342

Shares	Security Description	Value
Common Stock, continued
Taiwan, continued
Materials (0.9%)
67,100	Largan Precision Co., Ltd.	$337,345

		4,070,079

Thailand (5.1%)
Energy (1.0%)
79,100	PTT Public Co., Ltd.	377,448

Financials (2.6%)
646,800	Kasikornbank Public Co., Ltd. (b)	972,884

Industrials (1.5%)
45,000	Banpu Public Co., Ltd.	196,058
90,300	Banpu Public Co., Ltd., NVDR	393,423
		589,481

		1,939,813

Total Common Stocks (Cost $29,677,477)		37,856,470

Investment Company (1.5%)
573,437	Victory Institutional Money Market Fund, Investor Shares	573,437

Total Investment Company (Cost $573,437)		573,437

Total Investments (Cost $30,250,914) (a)—100.5%		38,429,907
Liabilities in excess of other assets—(0.5)%		(172,232)

Net Assets—100.0%		$38,257,675

(a)	Cost for federal income tax purposes is $30,389,270. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,778,897
Unrealized depreciation	(738,260)

Net unrealized appreciation	$8,040,637

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depositary Receipt

PLC—Public Limited Company

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (96.7%)
Brazil (1.6%)
Energy (0.7%)
11,549	Petroleo Brasileiro SA, ADR	$469,467

Financials (0.5%)
15,300	Banco Bradesco SA, ADR	376,380

Utilities (0.4%)
15,000	Companhia Energetica de Minas Gerais SA, ADR	334,500

		1,180,347

Canada (1.4%)
Energy (0.7%)
15,652	Suncor Energy, Inc.	500,864

Financials (0.7%)
12,889	Manulife Financial Corp.	565,183

		1,066,047

China (2.0%)
Consumer Discretionary (0.5%)
1,012,000	Denway Motors Ltd.	373,018

Financials (0.5%)
237,000	Ping An Insurance Co. of China Ltd. (Group) (b)	393,486

Telecommunications (1.0%)
46,202	China Mobile (Hong Kong) Ltd., ADR	727,219

		1,493,723

Denmark (1.0%)
Industrials (1.0%)
61,502	Vestas Wind Systems A/S (b)	738,002

Finland (2.9%)
Information Technology (1.7%)
26,067	Nokia Corp., Class A, ADR	398,304
25,000	Nokia Oyj	382,918
15,850	TietoEnator Oyj	463,845

		1,245,067

Materials (1.2%)
23,900	Stora Enso Oyj	344,261
26,000	UPM-Kymmene Oyj	550,411

		894,672

		2,139,739

France (14.2%)
Consumer Discretionary (0.8%)
24,309	Thomson SA	616,648

Consumer Staples (2.3%)
11,696	Carrefour SA	602,993
5,968	Groupe Danone	556,240
7,173	L’Oreal SA	537,178

		1,696,411

Energy (2.2%)
15,011	Total SA, ADR	1,614,433

Shares	Security Description	Value
Common Stocks, continued
France, continued
Financials (3.9%)
46,217	Axa, ADR	$1,121,687
8,092	BNP Paribas SA	583,850
12,937	Societe Generale	1,288,411

		2,993,948

Health Care (1.4%)
5,848	Essilor International SA	415,462
8,483	Sanofi-Aventis	633,071

		1,048,533

Industrials (1.2%)
11,505	European Aeronautic Defence and Space Co.	351,688
6,911	Schneider Electric SA	527,917

		879,605

Information Technology (0.6%)
25,995	STMicroelectronics NV	434,896

Materials (0.5%)
3,971	Lafarge SA	409,453

Telecommunications (0.9%)
16,664	Bouygues SA	652,757

Utilities (0.4%)
11,315	Suez SA	304,433

		10,651,117

Germany (6.7%)
Consumer Discretionary (1.1%)
2,517	Adidas-Salomon AG	376,171
698	Porsche AG	454,939

		831,110

Financials (2.0%)
4,600	Allianz AG	546,865
6,011	Deutsche Bank AG	510,100
7,429	Deutsche Boerse AG	461,446

		1,518,411

Health Care (1.0%)
5,208	Fresenius Medical Care AG	422,065
4,829	Schering AG	326,136

		748,201

Industrials (0.5%)
4,579	Siemens AG	364,106

Information Technology (0.7%)
14,329	SAP AG, ADR	554,819

Materials (0.6%)
7,267	Linde AG	460,951

Utilities (0.8%)
6,428	E.ON AG	575,820

		5,053,418

Hong Kong (5.0%)
Consumer Discretionary (1.5%)
126,000	Esprit Holdings Ltd.	728,548
307,462	Shagri-La Asia Ltd.	417,838

		1,146,386

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Hong Kong, continued
Financials (1.1%)
40,400	HSBC Holdings PLC	$668,162
30,000	Wing Hang Bank Ltd.	191,541

		859,703

Industrials (2.4%)
95,000	Hutchison Whampoa Ltd.	864,755
949,000	Johnson Electric Holdings Ltd.	906,428

		1,771,183

		3,777,272

Hungary (0.6%)
Financials (0.6%)
6,891	OTP Bank Ltd., ADR (c)(b)	445,937

India (1.1%)
Financials (0.6%)
10,300	HDFC Bank Ltd., ADR	458,350

Information Technology (0.5%)
5,576	Infosys Technologies Ltd., ADR	368,239

		826,589

Israel (0.7%)
Health Care (0.7%)
17,072	Teva Pharmaceutical Industries Ltd., ADR	490,479

Italy (3.2%)
Consumer Discretionary (0.4%)
15,148	Luxottica Group SpA, ADR	328,257

Energy (1.7%)
32,233	ENI SpA	783,203
35,524	Saipem SpA	449,181

		1,232,384

Financials (1.1%)
147,545	UniCredito Italiano SpA	811,642

		2,372,283

Japan (17.8%)
Consumer Discretionary (5.6%)
30,800	Denso Corp.	800,850
3,500	Funai Electric Co., Ltd.	402,591
7,800	Honda Motor Co., Ltd.	409,395
137,000	Mazda Motor Corp.	459,514
23,800	Pioneer Corp.	440,779
45,000	Sharp Corp.	690,300
12,700	Sony Corp.	471,393
13,100	World Co., Ltd.	477,377

		4,152,199

Consumer Staples (0.8%)
11,000	Kao Corp.	256,247
12,400	Seven-Eleven Japan Co., Ltd.	376,357

		632,604

Financials (2.3%)
3,100	ORIX Corp.	410,217
87	Sumitomo Mitsui Financial Group, Inc.	610,526

Shares	Security Description	Value
Common Stocks, continued
Japan, continued
Financials, continued
106,000	Sumitomo Trust and Banking Co., Ltd. (The)	$720,294

		1,741,037

Health Care (1.2%)
21,300	Fujisawa Pharmaceutical Co., Ltd.	549,717
7,700	Takeda Pharmaceutical Co., Ltd.	366,188

		915,905

Industrials (3.3%)
48,000	Asahi Glass Co., Ltd.	506,655
6,000	Fanuc Ltd.	405,394
279,000	Kawasaki Heavy Industries, Ltd.	461,157
5,600	SMC Corp.	654,970
24,000	Tostem Inax Holding Corp.	437,524

		2,465,700

Information Technology (3.7%)
19,100	Canon, Inc.	996,956
1,900	Keyence Corp.	436,547
64,000	NEC Corp.	367,464
6,500	Nidec Corp.	730,076
3,000	Rohm Co., Ltd.	273,452

		2,804,495

Materials (0.9%)
12,900	Nitto Denko Corp.	687,052

		13,398,992

Mexico (0.6%)
Industrials (0.6%)
11,097	Cemex SA de CV, ADR	415,916

Netherlands (2.9%)
Consumer Discretionary (0.4%)
10,673	Koninklijke (Royal) Philips Electronics NV, ADR	278,352

Consumer Staples (0.5%)
6,188	Unilever NV	404,138

Financials (1.5%)
21,447	ABN AMRO Holding NV	580,393
19,813	ING Groep NV	570,265

		1,150,658

Materials (0.5%)
8,932	Akzo Nobel NV	372,935

		2,206,083

Singapore (1.7%)
Financials (1.2%)
96,000	DBS Group Holdings Ltd.	926,800

Industrials (0.5%)
51,000	Singapore Airlines Ltd.	364,597

		1,291,397

South Africa (0.5%)
Financials (0.5%)
164,737	Old Mutual PLC	392,272

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
South Korea (4.5%)
Consumer Discretionary (0.5%)
1,370	Shinsegae Co., Ltd.	$384,749

Financials (1.1%)
19,910	Kookmin Bank	854,256

Information Technology (2.0%)
3,090	Samsung Electronics Co., Ltd.	1,491,517

Materials (0.5%)
9,440	LG Chem Ltd.	356,704

Telecommunications (0.4%)
1,660	SK Telecom Co., Ltd.	289,751

		3,376,977

Spain (3.3%)
Financials (1.0%)
42,418	Banco Bilbao Vizcaya Argentaria SA	714,398

Telecommunications (2.3%)
78,596	Telefonica Moviles SA	1,008,145
42,153	Telefonica SA	767,082

		1,775,227

		2,489,625

Switzerland (6.5%)
Consumer Staples (0.8%)
2,216	Nestle SA	581,735

Financials (1.6%)
9,700	Credit Suisse Group	390,530
10,313	UBS AG	836,928

		1,227,458

Health Care (2.2%)
2,963	Nobel Biocare Holding AG	519,803
23,463	Novartis AG	1,125,277

		1,645,080

Industrials (0.4%)
51,306	ABB Ltd. (b)	282,323

Materials (1.5%)
11,200	Lonza Group AG	689,810
650	Sika AG	417,838

		1,107,648

		4,844,244

Taiwan (0.9%)
Information Technology (0.9%)
408,000	Taiwan Semiconductor Manufacturing Co., Ltd.	666,646

United Kingdom (17.6%)
Consumer Discretionary (2.9%)
82,911	British Sky Broadcasting Group PLC	883,538
127,820	Compass Group PLC	581,005

Shares	Security Description	Value
Common Stocks, continued
United Kingdom, continued
Consumer Discretionary, continued
65,492	Kingfisher PLC	$376,749
167,805	Signet Group PLC	351,311

		2,192,603

Consumer Staples (1.8%)
21,211	Reckitt Benckiser PLC	630,895
129,281	Tesco PLC	751,627

		1,382,522

Energy (0.8%)
9,926	BP PLC, ADR	591,788

Financials (5.5%)
55,956	Barclays PLC	614,234
74,517	HBOS PLC	1,189,725
66,509	Lloyds TSB Group PLC	622,509
42,399	Royal Bank of Scotland Group PLC	1,408,248
18,063	Standard Chartered PLC	332,169

		4,166,885

Health Care (1.9%)
7,300	AstraZeneca PLC, ADR	273,994
30,294	GlaxoSmithKline PLC	671,364
45,700	Smith & Nephew PLC	447,351

		1,392,709

Industrials (2.6%)
40,331	Exel PLC	609,307
150,941	Group 4 Securicor PLC (b)	381,484
72,876	Rolls-Royce Group PLC	358,748
36,300	Smiths Group PLC	576,136

		1,925,675

Materials (0.5%)
32,282	BHP Billiton PLC	400,028

Telecommunications (1.6%)
46,094	Vodafone Group PLC, ADR	1,197,522

		13,249,732

Total Common Stocks (Cost $65,337,869)		72,566,837

Investment Company (3.6%)
2,682,507	Victory Institutional Money Market Fund, Investor Shares	2,682,507

Total Investment Company (Cost $2,682,507)		2,682,507

Total Investments (Cost $68,020,376) (a)—100.3%		75,249,344
Liabilities in excess of other assets—(0.3)%		(215,884)

Net Assets—100.0%		$75,033,460

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

(a)	Cost for federal income tax purposes is $68,164,199. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,324,544
Unrealized depreciation	(1,239,399)

Net unrealized appreciation	$7,085,145

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

ADR—American Depository Receipt

AG—Aktiengesellschaft (West German Stock Co.)

NV—Naamloze Vennootschaap (Dutch Corp.)

PLC—Public Limited Company

SA—Societe Anonyme (French Corp.)

SpA—Societa per Azioni (Italian Corp.)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (93.1%)
Consumer Discretionary (12.2%)
39,200	Carmike Cinemas, Inc.	$1,388,856
157,400	Charming Shoppes, Inc. (b)	1,306,420
54,100	Claire’s Stores, Inc.	1,116,083
64,500	Cooper Tire & Rubber Co.	1,393,845
15,600	Entercom Communications Corp. (b)	489,060
86,100	Haverty Furniture Cos., Inc.	1,541,190
60,800	Hibbett Sporting Goods, Inc. (b)	1,568,640
691,200	Jameson Inns, Inc. (b)	1,244,160
33,300	Kellwood Co.	963,702
34,900	Lee Enterprises, Inc.	1,554,795
141,300	Lions Gate Entertainment Corp. (b)	1,410,174
47,200	Lone Star Steakhouse & Saloon, Inc.	1,298,000
21,700	Neiman Marcus Group, Inc. (The), Class A	1,451,730
192,808	UnitedGlobalCom, Inc., Class A (b)	1,883,734

		18,610,389

Consumer Staples (1.1%)
122,100	Gold Kist, Inc. (b)	1,705,737

Financials (28.2%)
70,300	AmeriCredit Corp. (b)	1,725,865
125,300	Ashford Hospitality Trust	1,258,012
55,140	Associated Banc-Corp.	1,821,274
82,900	Assured Guaranty Ltd. (b)	1,459,040
122,471	Bank Mutual Corp.	1,479,450
87,750	Brookline Bancorp, Inc.	1,403,123
37,600	Capital Automotive Real Estate Investment Trust	1,228,392
65,300	Community Bank System, Inc.	1,557,405
142,400	Diamondrock Hospitality Co. (b)(c)	1,545,040
33,500	Equity Lifestyle Properties, Inc.	1,148,380
64,000	Equity One, Inc.	1,306,240
95,700	Fieldstone Investment Corp. (c)	1,650,825
76,500	First Financial Bancorp	1,333,395
126,600	First Niagara Financial Group, Inc.	1,728,090
82,000	Gold Banc Corp., Inc.	1,184,900
58,900	Greater Bay Bancorp	1,606,203
161,900	HomeBanc Corp. (b)	1,518,622
134,900	JER Investors Trust, Inc. (b)(c)	2,057,225
154,200	Knight Trading Group, Inc. (b)	1,528,122
175,600	Kohlberg Kravis Roberts & Co. (b)(c)	1,887,700
28,820	Macatawa Bank Corp.	956,824
29,500	MAF Bancorp, Inc.	1,302,720
287,700	Meadowbrook Insurance Group, Inc. (b)	1,544,949
47,600	Navigators Group (The), Inc. (b)	1,421,812
36,200	Parkvale Financial Corp.	1,063,194
107,900	Provident Senior Living (b)(c)	1,774,955
168,000	Quanta Capital Holdings Ltd. (b)	1,646,400
3,700	Selective Insurance Group, Inc.	159,729
140,100	Tower Group, Inc. (b)	1,644,774
40,300	Washington Real Estate Investment Trust	1,220,284

		43,162,944

Shares	Security Description	Value
Common Stocks, continued
Health Care (8.1%)
57,500	Applera Corp. (b)	$763,025
136,900	Candela Corp. (b)	1,687,977
25,950	Inamed Corp. (b)	1,795,740
60,900	Kindred Healthcare, Inc. (b)	1,668,051
40,600	LifePoint Hospitals, Inc. (b)	1,534,680
158,400	Medarex, Inc. (b)	1,506,384
27,100	Pediatrix Medical Group, Inc. (b)	1,810,009
244,100	Stewart Enterprises, Inc., Class A (b)	1,567,122

		12,332,988

Industrials (23.0%)
146,500	AAR Corp. (b)	1,706,725
29,500	Actuant Corp., Class A (b)	1,541,375
51,900	Albany International Corp., Class A	1,772,385
37,400	Ameron International Corp.	1,353,506
94,200	Artesyn Technologies, Inc. (b)	958,956
22,200	Briggs & Stratton Corp.	861,138
50,600	Brink’s Co. (The)	1,791,746
26,800	Carlisle Cos., Inc.	1,690,276
41,600	Concorde Career Colleges, Inc. (b)	711,360
43,300	Corrections Corp. of America (b)	1,779,197
51,600	Duratek, Inc. (b)	1,446,348
59,500	Dycom Industries, Inc. (b)	1,613,640
22,100	ESCO Technologies, Inc. (b)	1,587,001
50,900	Gardner Denver, Inc. (b)	1,927,073
64,700	Genesee & Wyoming, Inc., Class A (b)	1,634,322
66,973	Heartland Express, Inc.	1,422,507
67,800	Joy Global, Inc.	1,893,654
30,800	Kennametal, Inc.	1,507,352
29,400	Laidlaw International, Inc. (b)	640,038
44,450	Old Dominion Freight Line, Inc. (b)	1,571,308
80,500	SOURCECORP, Inc. (b)	1,449,000
19,200	Toro Co. (The)	1,598,400
78,200	Tredegar Corp.	1,325,490
36,900	Washington Group International, Inc. (b)	1,453,122

		35,235,919

Information Technology (7.3%)
32,800	Comtech Telecommunications Corp. (b)	1,077,152
38,700	Hewitt Associates, Inc., Class A (b)	1,157,130
32,800	Manhattan Associates, Inc. (b)	719,960
148,300	MatrixOne, Inc. (b)	803,786
101,600	Mattson Technology, Inc. (b)	841,756
132,700	Methode Electronics, Inc.	1,662,731
91,200	MSC.Software Corp. (b)	940,272
35,900	MTS Systems Corp.	1,279,117
41,300	Photronics, Inc. (b)	619,500
46,000	RadiSys Corp. (b)	802,700
32,400	ROFIN-SINAR Technologies, Inc. (b)	1,299,240

		11,203,344

Materials (9.0%)
120,375	Aleris International, Inc. (b)	2,019,893
63,700	Century Aluminum Co. (b)	1,587,404
26,000	Florida Rock Industries, Inc.	1,623,700

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Materials, continued
93,200	Glatfelter	$1,265,656
91,725	Lyondell Chemical Co.	2,698,549
51,600	OM Group, Inc. (b)	1,672,872
70,200	Spartech Corp.	1,630,044
20,300	Texas Industries, Inc.	1,289,862

		13,787,980

Telecommunications (0.5%)
76,200	Premiere Global Services, Inc. (b)	749,046

Utilities (3.7%)
476,400	Aquila, Inc. (b)	1,762,680
34,500	Energen Corp.	2,023,080
45,700	UGI Corp.	1,904,319

		5,690,079

Total Common Stocks (Cost $111,353,497)		142,478,426

Shares	Security Description	Value
Common Stocks, continued
Depositary Receipts (3.7%)
30,700	iShares Russell 2000 Value Index Fund	$5,693,315

Total Depositary Receipts (Cost $5,325,899)		5,693,315

Cash Sweep (2.5%)
3,840,222	Bank of New York	3,840,222

Total Cash Sweep (Cost $3,840,222)		3,840,222

Total Investments (Cost $120,519,619) (a)—99.3%		152,011,963
Other assets in excess of liabilities—0.7%		1,011,624

Net Assets—100.0%		$153,023,462

(a)	Cost for federal income tax purposes is $120,651,724. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,834,042
Unrealized depreciation	(2,473,803)

Net unrealized appreciation	$31,360,239

(b)	Non-income producing security.
(c)	The shares of these securities were purchased through private placement and are considered illiquid. These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Issue description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
Diamondrock Hospitality Co.	6/29/04	$1,424,000	$1,545,040	1.0%	1.0%
Fieldstone Investment Co.	*	1,446,150	1,650,825	1.1%	1.1%
JER Investors Trust, Inc.	5/27/04	2,023,499	2,057,225	1.4%	1.3%
Kohlberg Kravis Roberts & Co.	8/5/04	1,756,000	1,887,700	1.2%	1.2%
Provident Senior Living	7/26/04	1,618,500	1,774,955	1.2%	1.2%

			$8,915,745	5.9%	5.8%

*	92,700 shares of this security were acquired on 11/10/03 and 3,000 shares of this security were acquired on 4/21/04.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.2%)
Consumer Discretionary (22.1%)
24,300	Abercrombie & Fitch Co., Class A	$1,217,916
20,000	Aeropostale, Inc. (b)	555,800
20,100	American Eagle Outfitters, Inc.	1,021,080
18,400	American Greetings Corp., Class A	444,176
10,200	Autoliv, Inc.	480,930
6,700	Banta Corp.	290,177
13,300	Barnes & Noble, Inc. (b)	434,910
20,000	BJ’s Wholesale Club, Inc. (b)	572,200
4,800	Blyth, Inc.	150,768
8,600	BorgWarner, Inc.	461,734
19,300	Caesars Entertainment, Inc. (b)	373,069
12,700	CEC Entertainment, Inc. (b)	497,078
29,800	Circuit City Stores, Inc.	426,736
29,700	Copart, Inc. (b)	682,506
17,900	Darden Restaurants, Inc.	529,124
23,200	GTECH Holdings Corp.	542,416
15,100	Harte-Hanks, Inc.	399,395
3,700	Lennar Corp., Class A	208,939
4,200	Mandalay Resort Group	296,520
5,200	Molson Coors Brewing Co., Class B	387,920
2,200	NVR, Inc. (b)	1,740,749
30,300	Pacific Sunwear of California, Inc. (b)	742,047
6,800	Polaris Industries, Inc.	459,000
11,800	Sherwin-Williams Co. (The)	509,760
4,500	Timberland Co. (The), Class A (b)	295,830
7,800	Valassis Communications, Inc. (b)	264,810
680	Washington Post Co. (The), Class B	621,860

		14,607,450

Consumer Staples (3.7%)
7,900	Energizer Holdings, Inc. (b)	447,219
8,200	Hormel Foods Corp.	258,300
16,200	PepsiAmericas, Inc.	344,250
13,000	SUPERVALU, Inc.	410,930
56,400	Tyson Foods, Inc., Class A	968,388

		2,429,087

Energy (8.0%)
19,500	Diamond Offshore Drilling, Inc.	853,515
11,400	Newfield Exploration Co. (b)	697,680
40,700	Pepco Holdings, Inc.	889,295
11,900	Pogo Producing Co.	506,107
4,200	Sunoco, Inc.	367,458
12,900	Tidewater, Inc.	500,004
29,700	Varco International, Ltd. (b)	909,117
9,600	Weatherford International Ltd. (b)	520,992

		5,244,168

Financials (18.0%)
15,400	Allmerica Financial Corp. (b)	502,810
17,800	American Financial Group, Inc.	548,062
24,800	AmeriCredit Corp. (b)	608,840
11,500	AmerUs Group Co.	512,555
21,650	Associated Banc-Corp.	715,100
14,700	Astoria Financial Corp.	553,308
9,600	CBL & Associates Properties, Inc.	660,288
26,800	Colonial BancGroup, Inc. (The)	540,824

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
7,300	Compass Bancshares, Inc.	$341,859
9,990	Fidelity National Financial, Inc.	437,762
30,300	Hibernia Corp., Class A	797,496
12,900	Huntington Bancshares, Inc.	296,313
13,400	Independence Community Bank Corp.	526,620
6,700	IndyMac Bancorp, Inc.	247,632
27,700	Janus Capital Group, Inc.	410,791
13,200	Mack-Cali Realty Corp.	554,136
7,900	New Century Financial Corp.	473,131
11,800	Protective Life Corp.	485,688
26,600	Providian Financial Corp. (b)	443,688
26,000	SEI Investments Co.	971,359
6,200	StanCorp Financial Group, Inc.	527,000
15,300	W. R. Berkley Corp.	729,810

		11,885,072

Health Care (11.4%)
18,400	Apria Healthcare Group, Inc. (b)	603,520
4,500	Bausch & Lomb, Inc.	328,005
5,800	C.R. Bard, Inc.	393,240
5,300	Cephalon, Inc. (b)	260,760
8,800	Cerner Corp. (b)	437,800
9,100	Charles River Laboratories International, Inc. (b)	431,158
15,350	Coventry Health Care, Inc. (b)	873,415
32,900	Cytyc Corp. (b)	824,145
4,200	DENTSPLY International, Inc.	235,494
8,800	Eon Labs, Inc. (b)	225,808
9,300	Invitrogen Corp. (b)	639,003
12,000	PacifiCare Health Systems, Inc. (b)	738,360
30,200	Perrigo Co.	517,930
15,050	Renal Care Group, Inc. (b)	574,308
10,100	Triad Hospitals, Inc. (b)	410,969

		7,493,915

Industrials (11.2%)
8,100	Black & Decker Corp. (The)	667,440
23,100	Brink’s Co. (The)	817,971
4,300	Cummins, Inc.	333,981
9,100	Dun & Bradstreet Corp. (The) (b)	528,710
11,400	FMC Corp. (b)	537,966
23,050	Graco, Inc.	821,733
21,000	J.B. Hunt Transport Services, Inc.	926,520
6,600	Precision Castparts Corp.	463,980
9,700	Rent-A-Center, Inc. (b)	237,553
18,600	Ryder System, Inc.	847,230
4,800	SPX Corp.	201,120
9,300	Steel Dynamics, Inc.	351,540
10,300	W.W. Grainger, Inc.	630,463

		7,366,207

Information Technology (9.9%)
36,650	Activision, Inc. (b)	828,290
22,000	Acxiom Corp.	507,760
16,600	Autodesk, Inc.	487,542
33,900	Avnet, Inc. (b)	607,488
10,100	FactSet Research Systems, Inc.	539,340

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
9,000	Ingram Micro, Inc. (b)	$166,320
28,900	Intersil Corp.	428,587
12,000	Lam Research Corp. (b)	321,120
18,300	OmniVision Technologies, Inc. (b)	297,009
6,400	Plantronics, Inc.	238,144
13,300	Polycom, Inc. (b)	229,824
9,800	Silicon Laboratories, Inc. (b)	334,180
26,700	Storage Technology Corp. (b)	840,783
4,700	Tech Data Corp. (b)	197,541
9,600	Vishay Intertechnology, Inc. (b)	125,472
36,100	Western Digital Corp. (b)	388,797

		6,538,197

Materials (3.8%)
17,900	Bemis Co., Inc.	519,100
11,500	Cree, Inc. (b)	276,345
14,000	Cytec Industries, Inc.	714,000
9,700	Georgia Gulf Corp.	496,058
20,100	Louisiana-Pacific Corp.	514,560

		2,520,063

Telecommunications (1.2%)
3,800	Commonwealth Telephone Enterprises, Inc. (b)	181,792
6,600	Harris Corp.	427,482
15,800	Premiere Global Services, Inc. (b)	155,314

		764,588

Shares	Security Description	Value
Common Stocks, continued
Utilities (5.9%)
29,200	Alliant Energy Corp.	$803,000
36,600	ONEOK, Inc.	1,013,820
22,400	Questar Corp.	1,137,920
11,300	Republic Services, Inc.	372,561
24,800	Westar Energy Inc.	577,840

		3,905,141

Total Common Stocks (Cost $56,623,052)		62,753,888

Investment Company (2.7%)
1,803,405	Victory Institutional Money Market Fund, Investor Shares	1,803,405

Total Investment Company (Cost $1,803,405)		1,803,405

Depositary Receipts (2.2%)
12,000	S&P Mid Cap 400 Depositary Receipts	1,417,680

Total Depositary Receipts (Cost $1,403,891)		1,417,680

Total Investments (Cost $59,830,347) (a)—100.1%		65,974,973
Liabilities in excess of other assets—(0.1)%		(37,771)

Net Assets—100.0%		$65,937,202

(a)	Cost for federal income tax purposes is $59,960,382. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,027,715
Unrealized depreciation	(1,013,124)

Net unrealized appreciation	$6,014,591

(b)	Non-income producing security.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.2%)
Consumer Discretionary (11.8%)
71,800	Bed Bath & Beyond, Inc. (b)	$2,892,822
94,720	GTECH Holdings Corp.	2,214,554
62,800	Harley-Davidson, Inc.	3,774,908
94,690	Home Depot, Inc. (The)	3,906,908
32,610	McGraw-Hill Cos., Inc. (The)	2,951,205
70,960	MSC Industrial Direct Co. Inc., Class A	2,456,635
37,360	Nike, Inc., Class B	3,236,497
100,120	Pacific Sunwear of California, Inc. (b)	2,451,939
40,170	Pulte Homes, Inc.	2,654,434
175,930	Time Warner, Inc. (b)	3,166,740

		29,706,642

Consumer Staples (10.9%)
83,110	Coca-Cola Co. (The)	3,448,234
98,710	Gillette Co. (The)	5,006,571
127,184	PepsiCo, Inc.	6,829,781
104,210	Procter & Gamble Co. (The)	5,547,098
69,030	Wal-Mart Stores, Inc.	3,617,172
43,520	Wm. Wrigley Jr. Co.	3,063,373

		27,512,229

Energy (2.3%)
81,230	Halliburton Co.	3,340,990
54,150	Transocean, Inc. (b)	2,382,600

		5,723,590

Financials (8.9%)
51,030	American Express Co.	2,722,451
58,870	American International Group, Inc.	3,902,491
189,150	E*TRADE Financial Corp. (b)	2,600,813
34,580	Fannie Mae	2,233,176
24,840	Goldman Sachs Group, Inc. (The)	2,678,994
36,150	Legg Mason, Inc.	2,791,865
36,260	Moodys, Inc.	3,037,863
145,350	Providian Financial Corp. (b)	2,424,438

		22,392,091

Health Care (22.8%)
72,920	Abbott Laboratories	3,282,858
57,830	Amgen, Inc. (b)	3,599,339
57,470	Barr Pharmaceuticals, Inc. (b)	2,732,699
39,550	C.R. Bard, Inc.	2,681,490
93,560	Gilead Sciences, Inc. (b)	3,096,836
46,560	IDEXX Laboratories, Inc. (b)	2,700,946
141,950	Johnson & Johnson	9,184,165
45,030	Lilly (Eli) & Co.	2,442,427
60,550	Par Pharmaceutical Cos., Inc. (b)	2,294,845
338,324	Pfizer, Inc.	8,173,908
69,940	Renal Care Group, Inc. (b)	2,668,910
65,420	Schering-Plough Corp.	1,214,195
88,110	Teva Pharmaceutical Industries Ltd.	2,531,400
62,850	Triad Hospitals, Inc. (b)	2,557,367
30,740	UnitedHealth Group, Inc.	2,732,786
59,130	Waters Corp. (b)	2,902,100
87,730	Watson Pharmaceuticals, Inc. (b)	2,616,986

		57,413,257

Shares	Security Description	Value
Common Stocks, continued
Industrials (10.9%)
32,500	Career Education Corp. (b)	$1,309,425
124,890	Corinthian Colleges, Inc. (b)	2,401,635
40,180	Corporate Executive Board Co. (The)	2,567,502
14,030	FedEx Corp.	1,341,970
57,833	General Electric Co.	2,089,506
76,890	Graco, Inc.	2,741,129
38,820	Illinois Tool Works, Inc.	3,376,563
26,400	ITT Educational Services, Inc. (b)	1,296,768
43,280	Nucor Corp.	2,430,605
68,230	Rockwell Collins, Inc.	2,927,067
50,550	W.W. Grainger, Inc.	3,094,165
36,010	Yellow Roadway Corp. (b)	2,038,886

		27,615,221

Information Technology (28.3%)
69,530	Amphenol Corp., Class A (b)	2,734,615
219,790	Applied Materials, Inc. (b)	3,494,661
438,724	Cisco Systems, Inc. (b)	7,914,581
73,730	Cognizant Technology Solutions Corp., Class A (b)	2,794,367
114,420	Dell, Inc. (b)	4,778,179
39,330	Harris Corp.	2,547,404
389,310	Intel Corp.	8,740,009
50,940	International Business Machines Corp.	4,758,815
120,220	Jack Henry & Associates, Inc.	2,499,374
79,620	Linear Technology Corp.	3,004,859
329,130	Microsoft Corp.	8,649,536
108,690	Motorola, Inc.	1,710,781
75,140	Novellus Systems, Inc. (b)	1,964,911
177,130	Oracle Corp. (b)	2,439,080
29,170	Pixar (b)	2,542,749
76,190	QLogic Corp. (b)	2,916,553
79,560	Texas Instruments, Inc.	1,846,588
80,250	VeriSign, Inc. (b)	2,073,660
42,310	Yahoo, Inc. (b)	1,489,735
51,270	Zebra Technologies Corp., Class A (b)	2,611,181

		71,511,638

Materials (1.2%)
106,580	Mosaic Co. (The) (b)	1,758,570
29,930	Praxair, Inc.	1,291,480

		3,050,050

Telecommunications (1.1%)
45,020	Nextel Communications, Inc., Class A (b)	1,291,624
67,320	Sprint Corp. (FON Group)	1,604,235

		2,895,859

Total Common Stocks (Cost $238,037,325)		247,820,577

Depositary Receipts (1.0%)
81,250	Financial Select Sector SPDR Fund	2,426,938

Total Depositary Receipts (Cost $2,413,743)		2,426,938

Total Investments (Cost $240,451,068) (a)—99.2%		250,247,515
Other assets in excess of liabilities—0.8%		2,061,301

Net Assets—100.0%		$252,308,816

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

(a)	Cost for federal income tax purposes is $241,258,637. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,856,894
Unrealized depreciation	(9,868,016)

Net unrealized appreciation	$8,988,878

(b)	Non-income producing security.

ADR—American Depository Receipt

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (97.1%)
Consumer Discretionary (11.9%)
32,350	American Eagle Outfitters, Inc.	$1,643,380
26,220	Choice Hotels International, Inc.	1,520,760
27,580	Coach, Inc. (b)	1,547,238
51,030	GTECH Holdings Corp.	1,193,081
25,300	Harley-Davidson, Inc.	1,520,783
28,700	Home Depot, Inc. (The)	1,184,162
33,580	J.C. Penney Co., Inc. (Holding Co.)	1,434,538
61,200	McDonald’s Corp.	1,982,268
16,720	Nike, Inc., Class B	1,448,454
21,980	Pulte Homes, Inc.	1,452,438
75,850	Walt Disney Co. (The)	2,171,586

		17,098,688

Consumer Staples (9.1%)
69,130	Archer-Daniels-Midland Co.	1,672,946
18,850	Clorox Co. (The)	1,120,067
26,450	Coca-Cola Co. (The)	1,097,411
43,300	Gillette Co. (The)	2,196,175
39,955	PepsiCo, Inc.	2,145,584
32,360	Procter & Gamble Co. (The)	1,722,523
30,120	Wal-Mart Stores, Inc.	1,578,288
20,830	Wm. Wrigley Jr. Co.	1,466,224

		12,999,218

Energy (7.6%)
21,860	ConocoPhillips	2,028,389
88,090	Exxon Mobil Corp.	4,545,444
41,090	Halliburton Co.	1,690,032
38,990	Transocean, Inc. (b)	1,715,560
18,390	Valero Energy Corp.	956,832

		10,936,257

Financials (18.9%)
15,430	American Express Co.	823,191
31,710	American International Group, Inc.	2,102,056
68,110	Bank of America Corp.	3,158,261
15,910	Bear Stearns Cos., Inc. (The)	1,607,865
31,910	CIT Group, Inc.	1,288,207
64,750	Citigroup, Inc.	3,175,987
103,900	E*TRADE Financial Corp. (b)	1,428,625
9,680	Fannie Mae	625,134
33,510	Fidelity National Financial, Inc.	1,468,408
73,030	Friedman, Billings, Ramsey Group, Inc., Class A	1,437,230
48,120	Hibernia Corp., Class A	1,266,518
44,965	J.P. Morgan Chase & Co.	1,678,543
15,960	Lehman Brothers Holdings, Inc.	1,455,392
23,940	PNC Financial Services Group, Inc.	1,289,648
83,660	Providian Financial Corp. (b)	1,395,449
44,160	South Financial Group, Inc. (The)	1,348,646
25,850	Wachovia Corp.	1,417,873

		26,967,033

Health Care (11.5%)
21,180	Abbott Laboratories	953,524
15,890	Amgen, Inc. (b)	988,994
24,210	C.R. Bard, Inc.	1,641,438

Shares	Security Description	Value
Common Stocks, continued
Health Care, continued
45,326	Johnson & Johnson	$2,932,591
14,850	Lilly (Eli) & Co.	805,464
26,970	Merck & Co., Inc.	756,509
33,760	Par Pharmaceutical Cos., Inc. (b)	1,279,504
95,358	Pfizer, Inc.	2,303,849
28,470	Waters Corp. (b)	1,397,308
17,600	WellPoint, Inc (b)	2,138,400
33,060	Wyeth	1,310,168

		16,507,749

Industrials (14.5%)
32,700	Ball Corp.	1,396,944
17,730	Career Education Corp. (b)	714,342
71,940	Corinthian Colleges, Inc. (b)	1,383,406
18,090	FedEx Corp.	1,730,308
29,730	FMC Corp. (b)	1,402,959
15,330	General Dynamics Corp.	1,582,823
138,790	General Electric Co.	5,014,482
8,010	Illinois Tool Works, Inc.	696,710
14,440	ITT Educational Services, Inc. (b)	709,293
37,980	Masco Corp.	1,397,664
39,700	Norfolk Southern Corp.	1,386,324
29,440	Nucor Corp.	1,653,350
10,440	Textron, Inc.	751,471
24,890	Tyco International Ltd.	899,525

		20,719,601

Information Technology (17.3%)
37,930	Amphenol Corp., Class A (b)	1,491,787
58,670	Applied Materials, Inc. (b)	932,853
163,200	Cisco Systems, Inc. (b)	2,944,128
13,890	Computer Sciences Corp. (b)	715,613
31,590	Dell, Inc. (b)	1,319,198
31,100	Eastman Kodak Co.	1,029,099
21,330	Harris Corp.	1,381,544
133,840	Intel Corp.	3,004,708
21,740	International Business Machines Corp.	2,030,951
128,610	MEMC Electronic Materials, Inc. (b)	1,581,903
139,120	Microsoft Corp.	3,656,074
102,130	Oracle Corp. (b)	1,406,330
16,190	Pixar (b)	1,411,282
45,670	VeriSign, Inc. (b)	1,180,113
16,930	Yahoo, Inc. (b)	596,105

		24,681,688

Telecommunications (3.4%)
28,870	ALLTEL Corp.	1,589,005
79,730	Sprint Corp. (FON Group)	1,899,965
40,386	Verizon Communications, Inc.	1,437,338

		4,926,308

Utilities (2.9%)
54,170	Edison International	1,758,900
50,160	ONEOK, Inc.	1,389,432
19,230	PPL Corp.	1,038,420

		4,186,752

Total Common Stocks (Cost $128,016,840)		139,023,294

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Depositary Receipts (2.1%)
26,250	Nasdaq-100 Index Tracking Stock (b)	$981,750
17,410	S&P 500 Depositary Receipt	2,056,643

Total Depositary Receipts (Cost $3,091,987)		3,038,393

Shares	Security Description	Value
Investment Company (0.7%)
1,034,642	Victory Institutional Money Market Fund, Investor Shares	$1,034,642

Total Investment Company (Cost $1,034,642)		1,034,642

Total Investments (Cost $132,143,469) (a)—99.9%		143,096,329
Other assets in excess of liabilities—0.1%		111,850

Net Assets—100.0%		$143,208,179

(a)	Cost for federal income tax purposes is $132,780,707. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,977,859
Unrealized depreciation	(2,662,237)

Net unrealized appreciation	$10,315,622

(b)	Non-income producing security.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (94.4%)
Consumer Discretionary (10.5%)
30,300	Federated Department Stores, Inc.	$1,721,040
23,910	Gannett Co., Inc.	1,913,756
33,620	J.C. Penney Co., Inc. (Holding Co.)	1,436,246
109,370	McDonald’s Corp.	3,542,494
20,590	Pulte Homes, Inc.	1,360,587
29,660	RadioShack Corp.	982,339
225,540	Time Warner, Inc. (b)	4,059,721
19,480	Toll Brothers, Inc. (b)	1,520,804
38,215	Viacom, Inc., Class B	1,426,948
54,200	Walt Disney Co. (The)	1,551,746

		19,515,681

Consumer Staples (5.9%)
57,444	Altria Group, Inc.	3,666,650
112,790	Archer-Daniels-Midland Co.	2,729,518
68,630	ConAgra Foods, Inc.	2,024,585
57,190	CVS Corp.	2,650,757

		11,071,510

Energy (12.4%)
57,100	ChevronTexaco Corp.	3,106,240
40,090	ConocoPhillips	3,719,951
68,008	Devon Energy Corp.	2,765,885
169,778	Exxon Mobil Corp.	8,760,545
35,670	Occidental Petroleums Corp.	2,082,415
53,570	Valero Energy Corp.	2,787,247

		23,222,283

Financials (30.5%)
42,350	A.G. Edwards, Inc.	1,806,651
20,730	American International Group, Inc.	1,374,192
165,080	Bank of America Corp.	7,654,759
24,450	Bear Stearns Cos., Inc. (The)	2,470,917
43,770	CIT Group, Inc.	1,766,995
150,380	Citigroup, Inc.	7,376,138
23,820	Everest Re Group Ltd.	2,069,958
46,030	Fidelity National Financial, Inc.	2,017,035
106,290	Friedman, Billings, Ramsey Group, Inc., Class A	2,091,787
25,970	Goldman Sachs Group, Inc. (The)	2,800,865
67,710	Hibernia Corp., Class A	1,782,127
103,149	J.P. Morgan Chase & Co.	3,850,552
31,450	Lehman Brothers Holdings, Inc.	2,867,926
69,110	New Plan Excel Realty Trust	1,746,410
33,580	PNC Financial Services Group, Inc.	1,808,955
56,580	Principal Financial Group, Inc.	2,296,016
110,970	Providian Financial Corp. (b)	1,850,980
59,180	South Financial Group, Inc. (The)	1,807,357
79,760	Wachovia Corp.	4,374,836
50,530	Wells Fargo & Co.	3,097,489

		56,911,945

Health Care (3.9%)
18,390	Aetna, Inc.	2,336,449
39,830	Bristol-Myers Squibb Co.	933,615
25,940	Triad Hospitals, Inc. (b)	1,055,499

Shares	Security Description	Value
Common Stocks, continued
Health Care, continued
67,830	Watson Pharmaceuticals, Inc. (b)	$2,023,369
24,600	Wyeth	974,898

		7,323,830

Industrials (14.5%)
50,870	Burlington Northern Santa Fe Corp.	2,450,917
48,190	FMC Corp. (b)	2,274,086
242,580	General Electric Co.	8,764,415
65,680	Norfolk Southern Corp.	2,293,546
49,070	Nucor Corp.	2,755,771
20,540	Textron, Inc.	1,478,469
36,930	Timken Co. (The)	951,317
75,830	Tyco International Ltd.	2,740,496
50,960	United Defense Industries, Inc. (b)	2,442,513
9,940	United Technologies Corp.	1,000,759

		27,152,289

Information Technology (4.5%)
60,950	Eastman Kodak Co.	2,016,836
48,143	Hewlett-Packard Co.	943,121
22,740	International Business Machines Corp.	2,124,370
148,610	MEMC Electronic Materials, Inc. (b)	1,827,903
53,360	Microsoft Corp.	1,402,301

		8,314,531

Materials (1.5%)
27,720	Dow Chemical Co. (The)	1,377,684
26,800	Northrop Grumman Corp.	1,390,384

		2,768,068

Telecommunications (4.8%)
82,670	SBC Communications, Inc.	1,964,239
138,950	Sprint Corp. (FON Group)	3,311,179
101,471	Verizon Communications, Inc.	3,611,353

		8,886,771

Utilities (5.9%)
76,270	Edison International	2,476,486
52,550	Exelon Corp.	2,325,338
82,270	ONEOK, Inc.	2,278,879
60,010	PG&E Corp. (b)	2,100,350
34,370	PPL Corp.	1,855,980

		11,037,033

Total Common Stocks (Cost $148,671,636)		176,203,941

Depositary Receipts (2.9%)
59,910	Financial Select Sector SPDR Fund	1,789,512
61,780	Materials Select Sector SPDR Trust	1,781,117
87,830	Technology Select Sector SPDR Fund	1,749,574

Total Depositary Receipts (Cost $5,310,432)		5,320,203

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Shares	Security Description	Value
Warrant (0.0%)
Information Technology (0.0%)
4,331	Lucent Technologies, Inc.	$5,046

Total Warrant (Cost $0)		5,046

Shares	Security Description	Value
Investment Company (2.6%)
4,912,211	Victory Institutional Money Market Fund, Investor Shares	$4,912,211

Total Investment Company (Cost $4,912,211)		4,912,211

Total Investments (Cost $158,894,279) (a)—99.9%		186,441,401
Other assets in excess of liabilities—0.1%		199,980

Net Assets—100.0%		$186,641,381

(a)	Cost for federal income tax purposes is $159,830,119. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,184,215
Unrealized depreciation	(1,572,933)

Net unrealized appreciation	$26,611,282

(b)	Non-income producing security.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds (50.9%)
Consumer Discretionary (4.8%)
$5,000,000	Estee Lauder Cos., Inc., 6.00%, 1/15/12	$5,487,280
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,489,250
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	3,172,250
3,175,000	Wendy’s International, Inc., 6.20%, 6/15/14	3,480,594

		13,629,374

Consumer Staples (4.2%)
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,809,605
400,000	Kimberly-Clark Corp., 6.88%, 2/15/14	466,798
3,615,000	Kraft Foods, Inc., 4.00%, 10/1/08	3,611,426
2,200,000	Procter & Gamble Co., 8.50%, 8/10/09	2,604,250
448,000	Ralston Purina Co., 7.88%, 6/15/25	596,129
2,495,000	SYSCO Corp., 7.25%, 4/15/07	2,679,006

		11,767,214

Energy (4.0%)
800,000	Amoco Argentina, 6.63%, 9/15/05	817,000
5,000,000	Amoco Co., 6.50%, 8/1/07	5,331,250
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,280,841
3,692,000	Rowan Cos., Inc., Title XI Shipping Bonds, 5.88%, 3/15/12, U.S. Government Guaranteed	3,907,417

		11,336,508

Financials (20.5%)
Banking (5.1%)
975,000	Bank of New York Co., Inc., Series E, 2.20%, 5/12/06, MTN	960,180
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,228,750
1,000,000	Citigroup, Inc., 4.25%, 7/29/09	1,008,864
4,113,632	Fifth Third Bank, Series BKNT, 2.87%, 8/10/09	4,017,102
1,350,000	U.S. Bancorp, 5.10%, 7/15/07	1,390,973
4,000,000	Wells Fargo Co., 3.12%, 8/15/08	3,919,416

		14,525,285

Broker-Dealer (2.1%)
2,100,000	Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,146,284
3,950,000	Merrill Lynch & Co., Inc., Series B, 3.38%, 9/14/07, MTN	3,916,907

		6,063,191

Financial Services (8.6%)
2,000,000	General Electric Capital Corp., 5.00%, 2/15/07, MTN	2,052,684
3,000,000	General Electric Capital Corp., 8.63%, 6/15/08	3,429,048

Principal Amount	Security Description	Value
Corporate Bonds, continued
Financial Services, continued
$1,000,000	Hitachi Capital America, 2.40%, 2/18/05 (b)	$998,805
4,230,000	Pitney Bowes Credit Corp., 5.75%, 8/15/08	4,482,514
5,575,000	SLM Corp., 2.91%, 7/25/08	5,594,846
5,347,267	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	5,218,360
2,525,000	UPFC Auto Receivables Trust, Class A2, 2.56%, 6/15/07	2,513,234

		24,289,491

Insurance (4.7%)
5,000,000	Berkshire Hathaway Financial, 4.20%, 12/15/10	4,980,610
2,500,000	Genworth Financial, Inc., 5.75%, 6/15/14	2,672,253
1,000,000	International Lease Finance Corp., Series MTNP, 3.06%*, 1/15/10	1,001,250
4,625,000	Protective Life Secured Trust, Series 2003-1, 3.70%, 11/24/08, MTN	4,607,416

		13,261,529

		58,139,496

Foreign Government (2.9%)
3,000,000	Province of Ontario, 3.28%, 3/28/08	2,951,250
5,000,000	Republic of Finland, 4.75%, 3/6/07	5,124,345

		8,075,595

Health Care (3.1%)
5,000,000	Astrazeneca PLC, 5.40%, 6/1/14	5,285,120
500,000	Pfizer, Inc., 4.65%, 3/1/18	483,096
2,400,000	Pharmacia Corp., 6.75%, 12/15/27	2,881,286

		8,649,502

Industrials (3.3%)
5,274,600	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	6,183,688
3,000,000	General Electric Co., 5.00%, 2/1/13	3,096,645

		9,280,333

Sovereign Agency (1.8%)
5,000,000	Export Development Corp., 4.55%, 6/30/05	5,040,525

Special Purpose Entity (1.1%)
3,000,000	Ohana Military Communities LLC, Series 04I, 5.47%, 10/1/21 (d)	3,191,250

Supranational Agency (2.4%)
920,000	African Development Bank, 6.88%, 10/15/15	1,079,978
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,797,997

		6,877,975

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued
Telecommunications (2.5%)
$4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	$5,429,938
1,500,000	Southwestern Bell Telephone Co., 7.00%, 7/1/15	1,725,000

		7,154,938

Transportation (0.3%)
850,000	Burlington North Santa Fe Railway Co., Series 2002-2, 5.14%, 1/15/21	861,484

Total Corporate Bonds (Cost $138,925,054)		144,004,194

Private Placements (4.3%)
Financials (3.6%)
5,000,000	MBIA Global Funding LLC, 5.38%, 6/20/14 (c)	5,169,885
5,000,000	Monumental Global Funding II, 3.90%, 6/15/09 (c)	4,925,000

		10,094,885

Materials (0.7%)
2,000,000	North Finance (Bermuda) Ltd., 7.00%, 9/15/05 (c)	2,029,840

Total Private Placements (Cost $11,991,015)		12,124,725

U.S. Government Agencies (28.6%)
Federal Home Loan Bank (7.2%)
5,000,000	6.50%, 11/15/05	5,133,840
2,075,000	6.75%, 5/30/06	2,169,807
2,500,000	4.88%, 11/15/06	2,563,360
1,000,000	5.80%, 9/2/08	1,065,427
1,000,000	3.00%, 8/21/09, Callable 2/22/05 @ 100	1,000,079
3,000,000	7.63%, 5/14/10	3,508,371
5,000,000	4.00%, 12/30/10, Callable 3/30/05 @ 100	4,995,050

		20,435,934

Federal Home Loan Mortgage Corp. (8.2%)
2,000,000	2.00%, 3/9/07	1,969,932
2,025,000	2.13%, 4/19/07, Series MTN, Callable 4/19/05 @ 100	2,000,986
3,750,000	3.80%, 6/28/07, Series MTN, Callable 6/28/07 @ 100	3,768,919
3,500,000	3.38%, 8/23/07, Callable 8/23/05 @ 100	3,480,362
7,000,000	4.15%, 12/18/08	6,926,786
5,000,000	6.25%, 3/5/12	5,209,375

		23,356,360

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Mortgage Assoc. (8.5%)
$4,000,000	2.30%, 2/7/05 (b)	$3,998,242
5,000,000	5.50%, 5/2/06	5,134,905
5,000,000	6.00%, 5/15/08	5,348,499
5,000,000	3.80%, 2/3/09	4,973,330
750,000	3.63%, 12/28/09, Callable 12/28/06 @ 100	749,063
1,000,000	6.88%, 9/10/12	1,072,637
2,600,000	4.60%, 6/5/18	2,474,579

		23,751,255

Housing & Urban Development (1.1%)
2,950,000	6.41%, 8/1/14	3,170,884

Private Export Funding (2.2%)
565,000	7.11%, 4/15/07	608,788
3,100,000	6.67%, 9/15/09	3,448,750
2,200,000	4.97%, 8/15/13	2,288,000

		6,345,538

Small Business Administration Corp. (1.4%)
3,735,369	6.34%, 8/1/11	3,942,563

Total U.S. Government Agencies (Cost $79,301,484)		81,002,534

U.S. Treasury Bonds (9.2%)
6,400,000	7.25%, 5/15/16	8,087,251
2,850,000	7.88%, 2/15/21	3,922,538
8,000,000	6.25%, 8/15/23	9,597,192
4,000,000	5.50%, 8/15/28	4,472,320

Total U.S. Treasury Bonds (Cost $23,410,063)		26,079,301

U.S. Treasury Notes (5.3%)
1,475,000	6.50%, 5/15/05	1,491,710
5,000,000	5.75%, 11/15/05	5,111,135
3,000,000	6.63%, 5/15/07	3,217,737
2,000,000	5.63%, 5/15/08	2,132,970
3,000,000	4.00%, 6/15/09	3,045,588

Total U.S. Treasury Notes (Cost $14,815,614)		14,999,140

Investment Company (0.5%)
1,554,502	Victory Institutional Money Market Fund, Investor Shares	1,554,502

Total Investment Company (Cost $1,554,502)		1,554,502

Total Investments (Cost $269,997,732) (a)—98.8%		279,764,396
Other assets in excess of liabilities—1.2%		3,454,703

Net Assets—100.0%		$283,219,099

*	Variable rate security. Rate represented represents rate in effect at January 31, 2005, maturity reflects final maturity date.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

(a)	Cost for federal income tax purposes is $270,032,823. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,706,086
Unrealized depreciation	(974,513)

Net unrealized appreciation	$9,731,573

(b)	Rate represents the effective yield at purchase.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.
(d)	The shares of this security are considered illiquid. This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.

Issue description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
Ohana Military Communities LLC Series 041, 5.47%, 10/1/21	4/23/04	$3,000,000	$3,191,250	1.1%	1.1%

LLC—Limited Liability Corporation

MTN—Medium Term Note

PLC—Public Limited Company

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (10.9%)
Hawaii (10.9%)
$3,000,000	Hawaii Airport System Revenue, 5.625%, 7/1/18, Callable 7/1/11 @ 100, FGIC	$3,352,200
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	17,954,771
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,279,240
5,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 5/1/06 @ 101, MBIA	5,229,350
5,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,702,008
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,645,035

Total Alternative Minimum Tax Paper (Cost $33,132,363)		37,162,604

Municipal Bonds (88.3%)
Arizona (2.2%)
1,000,000	Mesa GO, 5.00%, 7/1/13, Prerefunded 7/1/09 @ 100, FGIC	1,093,280
2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/27 @ 100, MBIA	2,275,539
1,040,000	Pima County Unified School District No.1 Tucson GO, 4.75%, 7/1/14, Callable 7/1/12@ 100, FSA	1,127,017
905,000	Scottsdale AZ GO, 5.375%, 7/1/16, Prerefunded 7/1/11 @ 101	1,031,845
1,605,000	Scottsdale AZ GO, 5.375%, 7/1/16, Callable 7/1/11 @ 101	1,800,088

		7,327,769

California (0.8%)
2,745,000	San Francisco City & County Airport Community International Airport Revenue, Second Series, 5.625%, 5/1/21, Callable 5/1/06 @ 101, FGIC	2,880,466

Principal Amount	Security Description	Value
Municipal Bonds, continued
Colorado (0.2%)
$600,000	Adams & Arapahoe Counties School District No. 28 GO, Series C, 5.35%, 12/1/15, Callable 12/1/06 @ 102, Prerefunded 12/1/12 @ 100, FGIC	$643,608

Florida (4.5%)
700,000	Florida State Board of Education Capital Outlay GO, Series 99E, 5.25%, 6/1/12, Callable 6/1/11 @ 101	784,742
3,000,000	Florida State Board of Education Capital Outlay GO, Series C, 5.875%, 6/1/20, Callable 6/1/10 @ 101, FGIC	3,426,510
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Callable 7/1/10 @ 101	3,984,540
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,321,120
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,653,978

		15,170,890

Georgia (4.4%)
390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	503,381
6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	8,097,609
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,749,237
2,800,000	Milledgeville Water & Sewer Revenue, 6.00%, 12/1/16, FSA	3,427,312

		14,777,539

Hawaii (47.0%)
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,177,300
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	696,676
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Callable 7/15/11 @ 100, FGIC	1,200,766
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Callable 7/15/11 @ 100, FGIC	1,507,500

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	$2,213,680
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,307,260
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,228,940
1,390,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Kapiolani Health Care System, 6.30%, 7/1/08, Callable 7/1/05 @ 101, MBIA	1,417,327
1,455,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 5.875%, 7/1/11, Callable 7/1/06 @ 102	1,554,959
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	2,615,925
2,575,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.70%, 7/1/13, Callable 7/1/05 @ 101, FNMA	2,620,423
1,325,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 6.90%, 7/1/16, Callable 7/1/05 @ 100, FNMA	1,346,531
5,550,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.85%, 7/1/17, Callable 7/1/05 @ 101, FNMA	5,649,289
3,475,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 7.00%, 7/1/31, Callable 7/1/05 @ 100, FNMA	3,492,306

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/05 @ 101, AMBAC	$2,414,716
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,350,980
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,473,404
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,462,866
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,685,920
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,661,835
2,000,000	Hawaii State GO, Series CN, 5.50%, 3/1/14, Callable 3/1/07 @ 102, FGIC	2,148,920
4,975,000	Hawaii State GO, Series CN, 5.25%, 3/1/15, Callable 3/1/07 @ 102, FGIC	5,315,239
5,255,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	5,592,528
5,300,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	5,640,418
4,310,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	4,586,831
3,000,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	3,192,690
2,050,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	2,178,945
3,150,000	Hawaii State GO, Series CR, 5.00%, 4/1/16, Callable 4/1/08 @ 101, MBIA	3,370,154
5,500,000	Hawaii State GO, Series CR, 5.00%, 4/1/17, Callable 4/1/08 @ 101, MBIA	5,875,759
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,285,640
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,285,640
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	587,730
750,000	Hawaii State GO, Series CZ, 5.50%, 7/1/13, Callable 7/1/12 @ 100, FSA	856,613
5,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, Callable 5/1/14 @ 100, MBIA	5,504,699
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,096,020

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$4,240,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	$4,629,826
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Callable 7/1/08 @ 101, FGIC	1,082,120
2,000,000	Hawaii State Highway Revenue, 5.375%, 7/1/14, Callable 7/1/11 @ 100, FSA	2,222,120
2,325,000	Hawaii State Highway Revenue, 5.375%, 7/1/15, Callable 7/1/11 @ 100, FSA	2,577,565
1,250,000	Hawaii State Highway Revenue, 5.25%, 7/1/16, Callable 7/1/06 @ 102, MBIA	1,319,863
1,350,000	Hawaii State Highway Revenue, 5.375%, 7/1/17, Callable 7/1/10 @ 100, FSA	1,477,926
2,530,000	Hawaii State Highway Revenue, 5.375%, 7/1/18, Callable 7/1/10 @ 100, FSA	2,768,453
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	1,009,531
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,464,150
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,551,579
465,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, Escrowed to Maturity, FGIC	540,651
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,150,364
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	997,892
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,882,843
1,670,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,843,296
3,500,000	Honolulu City & County GO, Series A, 5.375%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,972,675
1,000,000	Honolulu City & County GO, Series B, 5.125%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,099,420
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	720,154

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,595,000	Honolulu City & County GO, Series B, 5.125%, 7/1/18, Callable 7/1/09 @ 101, FGIC	$2,813,655
2,500,000	Honolulu City & County GO, Series C, 5.125%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,713,875
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,134,580
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,724,794
935,000	Honolulu City & County Water GO, 6.00%, 12/1/14, Escrowed to Maturity, FGIC	1,133,117
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,513,074
1,000,000	Maui County GO, 6.00%, 12/15/08, FGIC	1,119,190
1,005,000	Maui County GO, Series A, 5.10%, 9/1/11, Callable 9/1/07 @ 101, FGIC	1,081,340
1,160,000	Maui County GO, Series A, 5.125%, 3/1/15, Callable 3/1/08 @ 101, FGIC	1,245,353
2,040,000	Maui County GO, Series A, 5.375%, 3/1/17, Callable 3/1/08 @ 101, FGIC	2,204,995
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,218,465
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,133,650
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,340,105
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,092,430

		159,375,480

Illinois (2.1%)
1,000,000	Central Lake County Joint Action Water Agency Revenue, 5.25%, 5/1/13, AMBAC	1,125,860
3,230,000	Chicago GO, Series A, 5.375%, 1/1/14, Callable 7/1/12 @ 100, AMBAC	3,635,688
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,285,640

		7,047,188

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Indiana (0.3%)
$1,000,000	Tri School Indiana School Revenue, 5.00%, 7/15/15, FSA	$1,097,380

Kentucky (0.4%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,416,425

Massachusetts (2.0%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,137,130
5,000,000	Massachusetts State GO, Series D, 5.25%, 11/1/17, Prerefunded 11/1/11 @ 100, MBIA	5,588,199
80,000	Massachusetts State Water Pollution Abatement Revenue, Series 2, 5.70%, 2/1/13, Callable 2/1/05 @ 102	81,881

		6,807,210

Michigan (4.8%)
700,000	Anchor Bay MI GO, 4.40%, 5/1/13, Callable 5/1/12 @ 100, Q-SBLF	742,273
3,000,000	Caledonia Community Schools GO, 5.50%, 5/1/23, Callable 5/1/10 @ 100, FGIC	3,303,150
1,000,000	Kentwood Michigan Public Schools GO, 5.00%, 5/1/16, Callable 5/1/13 @ 100, MBIA	1,093,080
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,423,150
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,614,570
3,000,000	Michigan State GO, 5.50%, 12/1/13	3,466,920
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,716,540

		16,359,683

Minnesota (0.3%)
1,000,000	St. Paul Special Assessment GO, Series B, 5.00%, 3/1/13	1,069,860

Missouri (0.7%)
2,000,000	University of Missouri Revenue, Series B, 5.375%, 11/1/16, Callable 11/1/11 @ 100	2,228,520

Principal Amount	Security Description	Value
Municipal Bonds, continued
Nevada (0.4%)
$1,200,000	Clark County Nevada Passenger Facilities Charge Revenue, Las Vegas McCarran International Airport, 6.25%, 7/1/08, AMBAC	$1,333,344

New Jersey (0.5%)
1,560,000	New Jersey Wastewater Treatment Trust Revenue, Series A, 7.00%, 5/15/08, MBIA	1,769,321

New Mexico (0.5%)
1,625,000	Sante Fe Gross Receipts Tax Revenue, Series B, 5.625%, 6/1/16, Callable 6/1/06 @ 102, AMBAC	1,721,639

New York (2.6%)
5,000,000	New York State Thruway Authority General Revenue, Series D, 5.50%, 1/1/16, Callable 1/1/07 @ 102	5,364,649
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,267,560
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,127,500

		8,759,709

Ohio (3.8%)
2,320,000	Cleveland Package Facilities Revenue, 5.50%, 9/15/16, Callable 9/15/06 @ 102, MBIA	2,472,192
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,364,585
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	1,090,390
2,085,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.25%, 4/1/14, MBIA	2,368,769
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,129,910
2,250,000	Ohio State Community Turnpike Revenue, Series B, 5.50%, 2/15/12, FSA 12,988,799	2,562,953

		12,988,799

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Oregon (2.7%)
$3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	$3,410,806
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,675,449

		9,086,255

Puerto Rico (0.8%)
1,500,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.50%, 7/1/13, FGIC	1,737,030
1,000,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.00%, 7/1/16, Callable 7/1/14 @ 100, FSA	1,112,580

		2,849,610

South Carolina (0.1%)
450,000	Orangeburg County School District GO, 5.00%, 4/1/16, Callable 4/1/14 @ 100, FSA	497,660

Tennessee (0.5%)
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,709,136

Texas (1.0%)
1,345,000	Denton County TX Permanent Improvement GO, 5.00%, 7/15/16, Callable 7/15/12 @ 100	1,448,847
500,000	Klein TX Independent School District GO, 5.00%, 8/1/15, Callable 8/1/13 @ 100, PSF-GTD	550,455

Principal Amount	Security Description	Value
Municipal Bonds, continued
Texas, continued
$1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	$1,507,970

		3,507,272

Washington (5.4%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,729,648
3,000,000	King County Sewer Revenue, Second Series, 6.25%, 1/1/14, Callable 1/1/09 @ 101, FGIC	3,423,300
1,125,000	Skagit County Public Hospital District GO, Series B, 5.375%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,265,198
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,127,650
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,207,629
850,000	Snohomish County WA School District No. 2, 5.00%, 6/1/09, FSA	924,605
4,000,000	Washington State GO, Series A, 5.625%, 7/1/19, Callable 7/1/10 @ 100	4,459,400

		18,137,430

Wisconsin (0.3%)
1,000,000	Milwaukee Sewerage Revenue, Series S4, 5.00%, 6/1/18, Callable 6/1/13 @ 100, FGIC	1,078,260

Total Municipal Bonds (Cost $272,996,858)		299,640,453

Total Investments (Cost $306,129,221) (a)—99.2%		336,803,057
Other assets in excess of liabilities—0.8%		2,766,775

Net Assets—100.0%		$339,569,832

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$30,673,836
Unrealized depreciation	—

Net unrealized appreciation	$30,673,836

AMBAC—Insured by AMBAC Indemnity Corporation

FGIC—Insured by the Financial Guaranty Insurance Corporation

FNMA—Insured by Federal National Mortgage Association Collateral

FSA—Insured by Financial Security Assurance

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

PSF-GTD—Insured by Permanent School Funding Guarantee

Q-SBLF—Insured by Qualified School Board Loan Fund

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Short Intermediate U.S. Government Securities Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (83.6%)
Federal Farm Credit Bank (18.0%)
$2,000,000	3.875%, 2/1/05	$2,000,081
1,000,000	5.75%, 2/9/05	1,000,747
1,000,000	1.75%, 4/8/05	998,342
2,000,000	2.125%, 8/15/05	1,992,110
500,000	5.10%, 11/9/05	507,842
10,000	6.50%, 11/22/05	10,275
1,000,000	5.50%, 6/15/06	1,030,000
1,825,000	2.95%, 9/8/06	1,813,554
250,000	6.30%, 8/8/07	266,312
200,000	6.52%, 9/24/07	214,625
1,000,000	2.95%, 6/12/08	974,632
1,250,000	3.875%, 2/18/09	1,245,120
5,000,000	3.30%, 3/17/09	4,888,965

		16,942,605

Federal Home Loan Bank (64.0%)
5,269,000	2.42%, 2/1/05	5,268,652
300,000	4.375%, 2/15/05	300,184
190,000	5.25%, 5/13/05	191,431
500,000	6.955%, 7/15/05	510,000
1,000,000	3.25%, 8/15/05	1,002,079
1,000,000	6.875%, 8/15/05	1,021,861
15,000	6.34%, 10/19/05	15,362
100,000	6.50%, 11/15/05	102,677
500,000	2.50%, 12/15/05	497,464
1,000,000	5.29%, 1/27/06	1,020,410
1,000,000	2.125%, 5/15/06	985,710
5,000,000	5.375%, 5/15/06	5,131,870
1,000,000	2.20%, 6/5/06	985,707
500,000	1.90%, 7/7/06	490,098
1,000,000	5.25%, 8/15/06	1,028,750
1,000,000	2.875%, 9/15/06	993,750
400,000	3.125%, 9/15/06	398,552
1,000,000	2.75%, 9/29/06	990,018
150,000	4.61%, 11/6/06	153,000
1,000,000	4.875%, 11/15/06	1,025,344
1,000,000	2.75%, 12/15/06	990,000
2,000,000	6.79%, 2/5/07	2,128,358
1,000,000	2.76%, 2/9/07	986,526
3,000,000	4.875%, 2/15/07	3,081,420
890,000	5.00%, 3/8/07	917,238
365,000	6.995%, 4/2/07	391,470
1,520,000	3.26%, 4/19/07	1,512,400

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank continued
$500,000	4.875%, 5/15/07	$514,556
1,500,000	7.625%, 5/15/07	1,635,978
210,000	7.325%, 5/30/07	227,683
255,000	6.50%, 8/15/07	272,959
425,000	3.45%, 11/5/07	423,078
225,000	3.50%, 11/15/07	224,156
1,000,000	3.25%, 12/17/07	990,285
670,833	3.75%, 2/6/08	669,770
1,000,000	3.375%, 2/15/08	990,671
250,000	3.50%, 4/15/08	248,025
1,000,000	6.185%, 5/6/08	1,076,249
1,925,000	3.00%, 6/30/08	1,878,286
7,500,000	3.375%, 7/21/08	7,394,909
1,000,000	3.625%, 11/14/08	993,464
4,700,000	3.00%, 4/15/09	4,551,146
6,175,000	3.75%, 8/18/09	6,140,956

		60,352,502

Tennessee Valley Authority (1.6%)
1,500,000	6.375%, 6/15/05	1,518,750

Total U.S. Government Agencies (Cost $78,953,764)		78,813,857

U.S. Treasury Notes (15.4%)
39,000	6.50%, 5/15/05	39,442
200,000	6.50%, 8/15/05	204,024
100,000	2.75%, 8/15/07	98,563
200,000	3.00%, 11/15/07	197,953
1,000,000	3.00%, 2/15/08	987,813
6,510,000	2.625%, 5/15/08	6,340,895
250,000	3.25%, 8/15/08	247,930
2,500,000	3.125%, 9/15/08	2,466,992
1,500,000	3.125%, 10/15/08	1,479,200
500,000	3.00%, 2/15/09	489,317
2,000,000	2.625%, 3/15/09	1,927,502

Total U.S. Treasury Notes (Cost $14,777,009)		14,479,631

Total Investments (Cost $93,730,774) (a)—99.0%		93,293,488
Other assets in excess of liabilities—1.0%		963,663

Net Assets—100.0%		$94,257,151

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$393,355
Unrealized depreciation	(830,641)

Net unrealized depreciation	$(437,286)

(b)	Rate represents the effective yield at purchase.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (5.8%)
Hawaii (4.3%)
$610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$712,352
1,000,000	Hawaii State Airport System Revenue, 4.75%, 7/1/06, FGIC	1,031,410
1,345,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 4.75%, 7/1/06, FNMA	1,370,151

		3,113,913

Utah (1.5%)
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 11/1/05 @ 102, AMBAC	1,044,660

Total Alternative Minimum Tax Paper (Cost $4,059,922)		4,158,573

Municipal Bonds (93.1%)
Arkansas (0.3%)
195,000	Arkansas State College Savings GO, Series B, 4.85%, 6/1/09, Callable 6/1/07 @ 100	204,030

Colorado (1.7%)
1,200,000	Colorado Housing & Finance Authority Revenue, Class I, Series A-1, 1.85%, * 10/1/30, FHLB	1,200,000

Hawaii (51.1%)
600,000	Hawaii County GO, Series A, 4.50%, 7/15/09, FSA	641,868
1,065,000	Hawaii County GO, Series A, 5.25%, 5/15/12, Callable 5/15/09 @ 101, FSA	1,165,919
1,000,000	Hawaii County GO, Series B, 4.00%, 7/15/06, MBIA	1,023,090
1,235,000	Hawaii County GO, Series B, 4.25%, 7/15/08, MBIA	1,298,479
1,640,000	Hawaii County GO, Series B, 4.50%, 7/15/10, MBIA	1,761,967
500,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, FSA	570,555
500,000	Hawaii State GO, Series CC, 5.125%, 2/1/07	525,680
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,107,890
800,000	Hawaii State GO, Series CO, 6.00%, 9/1/05, FGIC	818,040
1,000,000	Hawaii State GO, Series CO, 6.00%, 9/1/06, FGIC	1,055,550
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,238,550
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Callable 4/1/08 @ 101, MBIA	1,078,950
1,000,000	Hawaii State GO, Series CS, 5.00%, 4/1/07, MBIA	1,053,540

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	$1,068,480
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,141,600
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,366,838
250,000	Hawaii State GO, Series CX, 3.80%, 2/1/08, FSA	258,735
250,000	Hawaii State GO, Series CX, 4.00%, 2/1/09, FSA	262,035
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,125,150
400,000	Hawaii State GO, Series DC, 3.00%, 9/1/05	402,100
3,000,000	Hawaii State GO, Series DD, 4.25%, 5/1/10, MBIA	3,186,601
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,058,930
650,000	Hawaii State Highway Revenue, 6.00%, 7/1/07	701,467
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	812,715
250,000	Hawaii State Highway Revenue, 5.125%, 7/1/13, Callable 7/1/10 @ 100, FSA	273,080
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,243,896
1,850,000	Honolulu City & County GO, Series A, 7.35%, 7/1/06, FGIC	1,978,668
1,000,000	Honolulu City & County GO, Series A, 5.00%, 3/1/08, MBIA	1,071,140
2,640,000	Honolulu City & County GO, Series C, 5.50%, 11/1/09, FGIC	2,945,791
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,253,270
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,058,360
285,000	Kauai County GO, Series B, 5.75%, 8/1/06, AMBAC	299,019
1,465,000	Maui County GO, 3.50%, 3/1/10, MBIA	1,505,507

		36,353,460

Idaho (1.4%)
1,000,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, 1.90%, * 5/1/22	1,000,000

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Illinois (4.0%)
$565,000	Chicago, O’Hare International Airport Revenue, Series C, 5.75%, 1/1/09, MBIA	$624,116
1,000,000	Chicago, O’Hare International Airport Revenue, Series C, 5.00%, 1/1/10, MBIA	1,086,860
1,000,000	Illinois State GO, First Series, 5.25%, 10/1/11, FSA	1,120,150

		2,831,126

Kansas (1.5%)
1,075,000	Johnson County, Unified School District #233 GO, Series C, 5.00%, 9/1/05, FGIC	1,093,232

Michigan (5.9%)
1,500,000	Detroit Convention Facilities Revenue, Cobo Hall Expansion Project, 5.25%, 9/30/06, FSA	1,569,300
1,000,000	Huron Valley School District GO, 3.00%, 5/1/05, Q-SBLF	1,002,350
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,614,570

		4,186,220

Mississippi (1.9%)
1,200,000	Mississippi State GO, 5.50%,	1,333,368

		9/1/09

Missouri (1.0%)
700,000	Missouri State Health & Educational Facilities Authority Revenue, Saint Louis University, Series A, 1.95%, * 10/1/09	700,000

Nevada (5.0%)
3,000,000	Clark County Nevada Airport Revenue, Series C, 1.82%, * 7/1/29, FGIC	3,000,000
305,000	Clark County Nevada School District GO, 5.25%, 6/15/11, Prerefunded 6/15/09 @ 100, FSA	336,296
195,000	Clark County Nevada School District GO, 5.25%, 6/15/11, Callable 6/15/09 @ 100, FSA	212,825

		3,549,121

New Jersey (1.6%)
1,160,000	New Jersey State Transportation Corp., Capital Grant Revenue Anticipation Notes, Series B, 5.50%, 2/1/11, Continuously Callable @ 100, AMBAC	1,162,668

Principal Amount	Security Description	Value
Municipal Bonds, continued
New York (3.2%)
$1,000,000	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.25%, 11/15/12, FSA	$1,133,570
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,127,500

		2,261,070

North Carolina (2.8%)
2,000,000	Charlotte Airport Revenue, Series A, 1.82%, * 7/1/16, MBIA	2,000,000

North Dakota (0.5%)
330,000	North Dakota State Board of Higher Education Revenue, 3.00%, 4/1/10, FGIC	329,680

Pennsylvania (1.6%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,171,965

Texas (4.2%)
3,000,000	Texas State Turnpike Authority Central Texas Turnpike System Revenue, Series B, 1.82%, *, 8/15/42, AMBAC	3,000,000

Utah (1.5%)
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,060,050

Washington (3.9%)
2,000,000	Seattle Municipal Light & Power Revenue, 5.00%, 11/1/09, FSA	2,186,680
500,000	Tacoma Washington Electric System Revenue, Series B, 5.50%, 1/1/10, FSA	556,190

		2,742,870

Total Municipal Bonds (Cost $64,976,916)		66,178,860

Investment Company (0.2%)
111,897	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares	111,897

Total Investment Company (Cost $111,897)		111,897

Total Investments (Cost $69,148,736) (a)—99.1%		70,449,330
Other assets in excess of liabilities—0.9%		655,580

Net Assets—100.0%		$71,104,910

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2005

(Unaudited)

*	Variable rate security. Rate represented represents rate in effect at January 31, 2005. Maturity reflects final maturity date.
(a)	Represent cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$1,386,966
Unrealized depreciation	(86,372)

Net unrealized appreciation	$1,300,594

AMBAC—Insured by AMBAC Indemnity Corporation

FGIC—Insured by the Financial Guaranty Insurance Corporation

FSA—Insured by Financial Security Assurance

FNMA—Insured by Federal National Mortgage Association Collateral

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

Q-SBLF—Insured by Qualified School Board Loan Fund

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Ultra Short Government Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (79.0%)
Federal Farm Credit Bank (8.1%)
$2,000,000	3.875%, 2/1/05	$2,000,081
3,000,000	1.75%, 4/8/05	2,995,026
2,000,000	1.70%, 1/3/06	1,973,596
2,000,000	2.48%, 2/27/06	1,984,682
1,385,000	2.10%, 3/17/06	1,367,766
2,000,000	2.88%, 6/29/06	1,988,502
2,000,000	2.95%, 9/8/06	1,987,456
304,000	2.74%, 2/2/07	299,837

		14,596,946

Federal Home Loan Bank (70.9%)
10,514,000	2.42%, 2/1/05 (b)	10,513,305
500,000	1.875%, 2/15/05	499,890
240,000	4.375%, 2/15/05	240,148
4,800,000	1.625%, 4/15/05	4,790,064
500,000	4.00%, 4/25/05	501,562
11,525,000	7.25%, 5/13/05	11,676,945
1,500,000	6.955%, 7/15/05	1,530,000
1,750,000	1.80%, 8/4/05	1,740,886
5,000,000	2.20%, 9/12/05	4,981,250
2,000,000	2.375%, 11/4/05	1,990,000
4,000,000	2.25%, 12/15/05	3,971,176
500,000	2.50%, 12/15/05	497,464
1,000,000	1.83%, 12/30/05	988,443
1,300,000	1.80%, 1/23/06	1,282,997
1,000,000	5.29%, 1/27/06	1,020,410
2,000,000	2.00%, 2/13/06	1,975,890
1,000,000	2.16%, 2/17/06	989,379
1,750,000	2.00%, 2/27/06	1,727,920
1,500,000	2.17%, 3/27/06	1,481,913
125,000	2.00%, 3/30/06	123,220
8,000,000	2.50%, 4/11/06	7,930,000
1,940,000	2.21%, 5/12/06, Callable 2/12/05 @ 100	1,915,750
4,000,000	2.125%, 5/15/06	3,942,840
1,000,000	2.40%, 5/19/06	989,021
1,000,000	2.20%, 6/5/06	985,707
1,500,000	1.875%, 6/15/06	1,471,761
400,000	6.665%, 6/23/06	418,544
100,000	2.10%, 6/26/06	98,371
5,415,000	1.90%, 7/7/06	5,307,761
2,000,000	2.08%, 7/14/06	1,965,356
3,780,000	2.285%, 7/28/06	3,723,444
1,000,000	2.55%, 8/14/06	988,366

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$2,000,000	2.375%, 8/15/06	$1,971,436
9,000,000	2.875%, 8/15/06	8,942,400
1,000,000	2.70%, 8/21/06	990,363
1,250,000	2.57%, 8/25/06	1,235,384
2,175,000	2.60%, 9/1/06	2,150,133
2,570,000	2.36%, 9/15/06	2,529,849
1,600,000	3.125%, 9/15/06	1,594,206
3,000,000	2.385%, 9/29/06	2,952,756
3,000,000	2.10%, 10/13/06	2,937,186
1,380,000	2.33%, 10/16/06	1,356,120
3,000,000	2.625%, 10/16/06	2,962,500
1,000,000	2.54%, 12/5/06	984,365
1,550,000	2.72%, 12/8/06	1,530,797
6,000,000	2.75%, 12/15/06	5,940,000
925,000	2.33%, 12/29/06	906,315
1,690,000	2.875%, 12/29/06	1,672,419
500,000	2.30%, 1/12/07	489,342
860,000	2.65%, 1/22/07	846,997
1,500,000	2.74%, 2/2/07	1,479,458
220,000	2.80%, 2/9/07	217,203
1,785,000	2.80%, 2/9/07	1,762,306
335,000	2.625%, 2/16/07	328,874
90,000	6.20%, 10/10/07	95,930

		128,136,122

Total U.S. Government Agencies (Cost $143,857,015)		142,733,068

U.S. Treasury Notes (20.3%)
5,000,000	6.75%, 5/15/05	5,059,750
399,000	1.25%, 5/31/05	397,473
6,000,000	1.50%, 7/31/05	5,965,782
16,000,000	2.00%, 8/31/05	15,931,888
5,000,000	1.625%, 10/31/05	4,956,645
500,000	2.00%, 5/15/06	493,555
3,750,000	2.50%, 9/30/06	3,708,840
250,000	2.25%, 2/15/07	245,039

Total U.S. Treasury Notes (Cost $36,949,409)		36,758,972

Total Investments (Cost $180,806,424) (a)—99.3%		179,492,040
Other assets in excess of liabilities—0.7%		1,241,386

Net Assets—100.0%		$180,733,426

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$9,223
Unrealized depreciation	(1,323,607)

Net unrealized depreciation	$(1,314,384)

(b)	Rate represents the effective yield at purchase.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

January 31, 2005

(Unaudited)

1.	Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares for each Fund: Class A, Class B, Class C and Class Y (inception for Class C was April 30, 2004). Each class of shares for each Fund has identical rights and privileges except with respect to sales charges, distribution (12b-1) fees paid by Class A, B and C shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Effective June 1, 2003, investors are not able to make new purchases of Class B shares, except through dividend or distribution reinvestments in Class B shares and exchanges of Class B shares for class B shares of another Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments and options of the Funds for which the primary market is a national securities exchange are valued at the last reported sale price, or official closing price, on the day of valuation and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

of Trustees. Management identifies possible fluctuations in international securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the New Asia Growth Fund and the International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translation:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The New Asia Growth Fund and International Stock Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Forward Currency Exchange Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund. Distributable net realized capital gains, if any, are declared and distributed annually for all the Funds.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. paydown gain/(loss) and foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk:

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within the State.

The New Asia Growth Fund has a majority of its investments in securities of the Far East Asia region. Such concentration may subject the Fund to the effects of economic changes occurring within the region.

Allocation Methodology:

Expenses directly related to one Fund are charged to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or another appropriate basis.

Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense.

Redemption Fees:

The New Asia Growth Fund and International Stock Fund may impose a redemption fee. This fee may be assessed on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term and U.S. Government securities) for the period ended January 31, 2005 are as follows:

	Purchases	Sales
New Asia Growth Fund	$8,319,705	$7,741,077
International Stock Fund	17,720,111	13,511,891
Small Cap Fund	38,053,960	35,567,941
Mid-Cap Fund	51,094,970	24,273,830
Growth Stock Fund	198,892,503	203,772,668
Growth and Income Fund	126,983,470	133,123,068
Value Fund	98,805,673	124,416,775
Diversified Fixed Income Fund	13,530,441	18,301,518
Tax-Free Securities Fund	6,033,007	27,594,581
Short Intermediate U.S. Government Securities Fund	—	—
Tax-Free Short Intermediate Securities Fund	21,245,199	11,015,359
Ultra Short Government Fund	—	—

Purchases and sales of securities of U.S. Government securities for the period ended January 31, 2005 are as follows:

	Purchases	Sales
Diversified Fixed Income Fund	$14,541,664	$6,616,301
Short Intermediate U.S. Government Securities Fund	15,476,200	9,217,804
Ultra Short Government Fund	41,153,994	16,135,000

4.	Transactions with Affiliates

Investment advisory services are provided to the Trust by The Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Funds are charged the following annual fees based upon average daily net assets which are computed daily and paid monthly:

	Maximum Annual Advisory Fee	Net Fees Paid
New Asia Growth Fund	0.40%	0.40%
International Stock Fund	0.45	0.35
Small Cap Fund	0.50	0.40
Mid-Cap Fund	0.60	0.29
Growth Stock Fund	0.80	0.80
Growth and Income Fund	0.80	0.80
Value Fund	0.80	0.80
Diversified Fixed Income Fund	0.60	0.45
Tax-Free Securities Fund	0.60	0.45
Short Intermediate U.S. Government Securities Fund	0.50	0.25
Tax-Free Short Intermediate Securities Fund	0.50	0.40
Ultra Short Government Fund	0.40	0.15

First State (Hong Kong) LLC is the Sub-Adviser to the New Asia Growth Fund. Effective June 1, 2004, Hansberger Global Investors, Inc. (“Hansberger”) became the Sub-Adviser to the International Stock Fund. Prior to this, Nicholas-Applegate Capital Management (“NACM”) was the Sub-Adviser. NACM is the Sub-Adviser to the Small Cap Fund.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

Bankoh Investment Partners, LLC, a joint venture between Chicago Equity Partners and Bank of Hawaii, is the Sub-Adviser to the Mid-Cap Fund. For the Sub-Advisers’ services, the Funds pay their respective Sub-Advisers as follows: New Asia Growth Fund—0.50% of the Fund’s average daily net assets; International Stock Fund—0.60% of the first $75 million of the Fund’s average daily net assets and 0.35% of its average daily net assets in excess of $75 million (prior to June 1, 2004, the International Stock Fund paid NACM as follows: 0.65% of the first $50 million of the Fund’s average daily net assets, and 0.60% of its average daily net assets in excess of $50 million); Small Cap Fund—0.60% of the first $50 million of the Fund’s average daily net assets, and 0.55% of its average daily net assets in excess of $50 million; Mid-Cap Fund—0.20% of the Fund’s average daily net assets.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of The BISYS Group, Inc. BISYS serves the Trust as principal underwriter and distributor. BISYS Ohio serves the Trust as administrator. Under the terms of the administration agreement, BISYS Ohio’s fees are computed at an annual rate of 0.16% (plus $60,000) of the average daily net assets of each Fund. In addition, effective October 5, 2004, BISYS Ohio began providing an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and will receive an additional fee for this service of $195,000 allocated across the assets of the Trust. Bank of Hawaii (“BOH”) has entered into a sub-administration agreement with BISYS Ohio to serve as sub-administrator to the Trust. The administrator is solely responsible for paying BOH any fees for such services. BISYS, BISYS Ohio and the Adviser may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

The Trust has adopted for the Class A, Class B and Class C shares of each of the Funds, a Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee which will not exceed on an annual basis, 0.75%, 1.00% and 1.00%, respectively, of the average daily net assets attributable to the Class A, Class B and Class C shares of each Fund. These fees are for payments BISYS makes to banks, including the Adviser or its affiliates, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

BISYS Ohio serves the Trust as fund accountant and transfer agent. Under the terms of the fund accounting and transfer agency agreement, BISYS Ohio is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios. These amounts are disclosed on the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Adviser, BISYS or BISYS Ohio. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five Non-Interested Trustees were compensated $13,000 ($65,000 total) in meeting and retainer fees during the period ended January 31, 2005.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

5.	Capital Share Transactions:

Transactions in capital shares for the Trust were as follows:

	New Asia Growth Fund		International Stock Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2005		Period Ended January 31, 2005
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$58,188	4,478	$36,451	4,376
Dividends reinvested	10,574	809	—	—
Shares redeemed	(113,329)	(8,857)	(100,491)	(12,621)

Net Change	$(44,567)	(3,570)	$(64,040)	(8,245)

Class B:
Shares issued	$6,323	507	$18,645	2,517
Dividends reinvested	2,049	161	—	—
Shares redeemed	(13,324)	(1,099)	(49,250)	(6,378)

Net Change	$(4,952)	(431)	$(30,605)	(3,861)

Class C:
Shares issued	$175,958	13,520	$403,086	49,647
Dividends reinvested	488	37	—	—
Shares redeemed	(5,231)	(406)	(15,178)	(1,887)

Net Change	$171,215	13,151	$387,908	47,760

Class Y:
Shares issued	$4,724,430	366,279	$11,399,349	1,378,142
Dividends reinvested	70,004	5,298	—	—
Shares redeemed	(4,547,286)	(354,205)	(6,308,018)	(776,634)

Net Change	$247,148	17,372	$5,091,331	601,508

	Year Ended July 31, 2004		Year Ended July 31, 2004
Class A:
Shares issued	$113,706	9,364	$97,417	12,695
Dividends reinvested	7,273	606	—	—
Shares redeemed	(220,616)	(18,456)	(222,467)	(28,768)

Net Change	$(99,637)	(8,486)	$(125,050)	(16,073)

Class B:
Shares issued	$6,972	573	$25,081	3,304
Dividends reinvested	825	71	—	—
Shares redeemed	(135,577)	(12,065)	(27,065)	(3,715)

Net Change	$(127,780)	(11,421)	$(1,984)	(411)

Class C (a):
Shares issued	$10,000	835	$10,000	1,337

Net Change	$10,000	835	$10,000	1,337

Class Y:
Shares issued	$15,793,661	1,311,359	$21,522,256	2,788,002
Dividends reinvested	59,426	4,902	—	—
Shares redeemed	(13,609,697)	(1,165,718)	(31,411,069)	(4,172,063)

Net Change	$2,243,390	150,543	$(9,888,813)	(1,384,061)

(a)	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Small Cap Fund		Mid-Cap Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2005		Period Ended January 31, 2005
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$17,578,301	1,029,911	$256,406	23,178
Dividends reinvested	3,190,344	196,329	134	11
Shares redeemed	(1,376,274)	(80,815)	—	—

Net Change	$19,392,371	1,145,425	$256,540	23,189

Class B:
Shares issued	$41,273	2,532
Dividends reinvested	501,620	32,279
Shares redeemed	(153,697)	(9,083)

Net Change	$389,196	25,728

Class C:
Shares issued	$1,315,216	82,036	$367,901	32,767
Dividends reinvested	48,571	3,124	—	—
Shares redeemed	(1,717)	(101)	(783)	(70)

Net Change	$1,362,070	85,059	$367,118	32,697

Class Y:
Shares issued	$20,911,389	1,229,742	$40,025,573	3,746,708
Dividends reinvested	14,791,148	901,899	1,958	179
Shares redeemed	(32,623,735)	(1,953,712)	(11,714,738)	(1,048,826)

Net Change	$3,078,802	177,929	$28,312,793	2,698,061

	Year Ended July 31, 2004		Period Ended July 31, 2004 (a)
Class A:
Shares issued	$9,212,600	561,644	$190,173	18,272
Dividends reinvested	62,098	4,030	244	24
Shares redeemed	(696,597)	(42,864)	(2,839)	(272)

Net Change	$8,578,101	522,810	$187,578	18,024

Class B:
Shares issued	$168,574	11,319
Dividends reinvested	63,891	4,276
Shares redeemed	(208,610)	(13,289)

Net Change	$23,855	2,306

Class C (b):
Shares issued	$46,889	2,904	$10,000	978

Net Change	$46,889	2,904	$10,000	978

Class Y:
Shares issued	$45,130,030	2,843,693	$34,811,884	3,404,108
Dividends reinvested	1,913,530	123,533	4,756	463
Shares redeemed	(36,912,495)	(2,321,905)	(4,520,688)	(435,832)

Net Change	$10,131,065	645,321	$30,295,952	2,968,739

(a)	For the period from December 30, 2003 (commencement of operations) to July 31, 2004.
(b)	For the period from April 30, 2004 (commencement of operations) to July 31, 2004

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Growth Stock Fund		Growth and Income Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2005		Period Ended January 31, 2005
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$66,162	8,102	$52,210	4,170
Dividends reinvested	10,046	1,265	21,946	1,727
Shares redeemed	(1,164,221)	(143,249)	(655,840)	(53,874)

Net Change	$(1,088,013)	(133,882)	$(581,684)	(47,977)

Class B:
Shares issued	$7,996	1,032	$12,936	1,087
Dividends reinvested	—	—	18,326	1,503
Shares redeemed	(817,731)	(107,692)	(626,535)	(54,570)

Net Change	$(809,735)	(106,660)	$(595,273)	(51,980)

Class C:
Shares issued	$1,511,276	190,971	$1,391,463	115,808
Dividends reinvested	2,289	297	2,917	239
Shares redeemed	(3,832)	(489)	(3,866)	(322)

Net Change	$1,509,733	190,779	$1,390,514	115,725

Class Y:
Shares issued	$21,903,614	2,647,782	$9,816,571	810,005
Dividends reinvested	43,331	5,152	67,823	5,337
Shares redeemed	(42,708,925)	(5,128,503)	(18,737,635)	(1,528,826)

Net Change	$(20,761,980)	(2,475,569)	$(8,853,241)	(713,484)

	Year Ended July 31, 2004		Year Ended July 31, 2004
Class A:
Shares issued	$1,069,101	132,271	$594,010	51,703
Dividends reinvested	—	—	6,636	574
Shares redeemed	(1,853,417)	(228,385)	(1,117,748)	(95,892)

Net Change	$(784,316)	(96,114)	$(517,102)	(43,615)

Class B:
Shares issued	$97,684	12,451	$159,574	14,196
Shares redeemed	(1,343,820)	(174,777)	(777,661)	(70,441)

Net Change	$(1,246,136)	(162,326)	$(618,087)	(56,245)

Class C (a):
Shares issued	$11,653	1,511	$10,000	895

Net Change	$11,653	1,511	$10,000	895

Class Y:
Shares issued	$81,799,064	10,079,824	$27,371,710	2,387,553
Dividends reinvested	—	—	45,043	3,859
Shares redeemed	(107,489,808)	(12,938,771)	(49,882,830)	(4,317,913)

Net Change	$(25,690,744)	(2,858,947)	$(22,466,077)	(1,926,501)

(a)	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Value Fund		Diversified Fixed Income Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2005		Period Ended January 31, 2005
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$119,648	13,616	$63,467	5,663
Dividends reinvested	7,246	804	72,756	6,525
Shares redeemed	(195,214)	(22,452)	(530,820)	(47,577)

Net Change	$(68,320)	(8,032)	$(394,597)	(35,389)

Class B:
Shares issued	$5,900	697	$89,231	7,992
Dividends reinvested	5,027	553	64,087	5,758
Shares redeemed	(96,030)	(11,195)	(334,221)	(30,016)

Net Change	$(85,103)	(9,945)	$(180,903)	(16,266)

Class C:
Shares issued	$1,409,413	154,683	$1,090,948	98,492
Dividends reinvested	74	8	3,374	304
Shares redeemed	(3,975)	(436)	(8,508)	(767)

Net Change	$1,405,512	154,255	$1,085,814	98,029

Class Y:
Shares issued	$11,995,761	1,363,906	$31,707,998	2,824,821
Dividends reinvested	28,723	3,185	1,129,397	100,619
Shares redeemed	(27,178,980)	(3,051,936)	(29,970,609)	(2,667,742)

Net Change	$(15,154,496)	(1,684,845)	$2,866,786	257,698

	Year Ended July 31, 2004		Year Ended July 31, 2004
Class A:
Shares issued	$476,704	58,832	$359,010	31,834
Dividends reinvested	13,253	1,621	254,926	22,711
Shares redeemed	(460,742)	(55,798)	(4,157,216)	(365,534)

Net Change	$29,215	4,655	$(3,543,280)	(310,989)

Class B:
Shares issued	$71,917	8,942	$104,140	9,223
Dividends reinvested	867	106	201,087	17,965
Shares redeemed	(187,024)	(23,231)	(1,004,322)	(89,443)

Net Change	$(114,240)	(14,183)	$(699,095)	(62,255)

Class C (a):
Shares issued	$10,000	1,221	$10,000	907
Dividends reinvested	1	—	74	7

Net Change	$10,001	1,221	$10,074	914

Class Y:
Shares issued	$35,788,762	4,479,331	$97,204,316	8,539,583
Dividends reinvested	40,229	4,895	4,788,259	425,383
Shares redeemed	(94,657,396)	(11,794,159)	(63,769,989)	(5,623,736)

Net Change	$(58,828,405)	(7,309,933)	$38,222,586	3,341,230

(a)	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Tax-Free Securities Fund		Short Intermediate U.S. Government Securities Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2005		Period Ended January 31, 2005
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$464,126	42,814	$87,987	8,968
Dividends reinvested	152,445	14,186	16,692	1,698
Shares redeemed	(590,414)	(54,573)	(186,407)	(18,944)

Net Change	$26,157	2,427	$(81,728)	(8,278)

Class B:
Dividends reinvested	$65,471	6,092
Shares redeemed	(571,736)	(53,157)

Net Change	$(506,265)	(47,065)

Class C:
Shares issued	$—	—	$579,030	59,079
Dividends reinvested	307	29	1,491	152
Shares redeemed	—	—	(3,846)	(394)

Net Change	$307	29	$576,675	58,837

Class Y:
Shares issued	$12,881,263	1,189,261	$18,916,598	1,922,079
Dividends reinvested	4,777,211	445,210	108,601	11,038
Shares redeemed	(34,771,897)	(3,202,576)	(8,001,766)	(812,681)

Net Change	$(17,113,423)	(1,568,105)	$11,023,433	1,120,436

	Year Ended July 31, 2004		Year Ended July 31, 2004
Class A:
Shares issued	$1,458,277	135,248	$3,026,635	303,458
Dividends reinvested	346,078	31,825	54,321	5,466
Shares redeemed	(3,671,095)	(341,990)	(6,595,358)	(667,224)

Net Change	$(1,866,740)	(174,917)	$(3,514,402)	(358,300)

Class B:
Shares issued	$120,421	11,340
Dividends reinvested	85,089	7,844
Shares redeemed	(779,017)	(73,103)

Net Change	$(573,507)	(53,919)

Class C (a):
Shares issued	$10,000	933	$10,000	1,017
Dividends reinvested	80	7	43	4

Net Change	$10,080	940	$10,043	1,021

Class Y:
Shares issued	$23,814,661	2,184,198	$48,015,908	4,806,146
Dividends reinvested	1,915,995	175,611	383,869	38,626
Shares redeemed	(78,652,110)	(7,227,566)	(54,292,376)	(5,453,065)

Net Change	$(52,921,454)	(4,867,757)	$(5,892,599)	(608,293)

(a)	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2005

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Tax-Free Short Intermediate Securities Fund		Ultra Short Government Fund
	Amount	Shares	Amount	Shares
	Period Ended January 31, 2005		Period Ended January 31, 2005
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$360,199	34,680	$79	8
Dividends reinvested	44,259	4,273	17,841	1,768
Shares redeemed	(420,267)	(40,521)	(1,127,665)	(111,478)

Net Change	$(15,809)	(1,568)	$(1,109,745)	(109,702)

Class B:
Shares issued			$96,723	9,563
Dividends reinvested			7,424	736
Shares redeemed			(240,291)	(23,793)

Net Change			$(136,144)	(13,494)

Class C:
Shares issued	$—	—	$1,526,582	151,564
Dividends reinvested	69	7	1,662	165
Shares redeemed	—	—	(3,086)	(307)

Net Change	$69	7	$1,525,158	151,422

Class Y:
Shares issued	$7,472,533	717,102	$26,906,606	2,662,608
Dividends reinvested	34,137	3,278	237,405	23,511
Shares redeemed	(8,896,716)	(854,635)	(71,809,969)	(7,112,630)

Net Change	$(1,390,046)	(134,255)	$(44,665,958)	(4,426,511)

	Year Ended July 31, 2004		Year Ended July 31, 2004
Class A:
Shares issued	$3,426,667	329,834	$1,222,937	120,375
Dividends reinvested	77,749	7,474	117,454	11,501
Shares redeemed	(1,017,836)	(97,501)	(5,254,542)	(514,736)

Net Change	$2,486,580	239,807	$(3,914,151)	(382,860)

Class B:
Shares issued			$488,732	47,904
Dividends reinvested			19,846	1,948
Shares redeemed			(509,841)	(50,012)

Net Change			$(1,263)	(160)

Class C (a):
Shares issued	$10,000	969	$10,000	985
Dividends reinvested	35	3	23	2

Net Change	$10,035	972	$10,023	987

Class Y:
Shares issued	$21,189,950	2,021,315	$224,769,043	22,007,203
Dividends reinvested	74,110	7,084	883,982	86,679
Shares redeemed	(16,721,236)	(1,596,356)	(247,592,097)	(24,317,646)

Net Change	$4,542,824	432,043	$(21,939,072)	(2,223,764)

(a)	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Concluded

January 31, 2005

(Unaudited)

6.	Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country’s tax rules and rates.

Capital Loss Carryforward

As of the latest tax year end of July 31, 2004, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

	Amount	Expires
New Asia Growth Fund	$1,232,187	2010
	529,712	2011
International Stock Fund	18,542,677	2010
	9,834,840	2011
Growth Stock Fund	37,942,178	2010
	82,021,934	2011
Growth and Income Fund	6,251,069	2010
	28,653,978	2011
Value Fund	31,464,015	2011
Diversified Fixed Income Fund	58,103	2005
	38,240	2006
Ultra Short Government Fund	32,741	2012

7.	Change in Independent Auditors (unaudited)

On September 28, 2004, the Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, decided to engage KPMG LLP as independent auditors for the Funds’ fiscal year ending July 31, 2005. For the prior fiscal years ended July 31, 2004 and July 31, 2003, Ernst & Young LLP (“Ernst & Young”) audited the Funds’ financial statements. Ernst and Young’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and Ernst & Young on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Ernst & Young would have caused it to make reference to the disagreement in its report.

Continued

PACIFIC CAPITAL FUNDS — NEW ASIA GROWTH FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$11.46	$0.02	(f)	$2.36	$2.38	$(0.10)		$—	$(0.10)		$13.74	20.82%	$1,613	1.98%	0.29%	2.49%	22.49%
Year Ended July 31, 2004	9.77	0.08		1.68	1.76	(0.07)		—	(0.07)		11.46	17.94%	1,386	1.88%	0.52%	2.39%	78.13%
Year Ended July 31, 2003	9.83	0.02		(0.07)	(0.05)	(0.01)		—	(0.01)		9.77	(0.47%)	1,264	2.10%	0.22%	2.61%	110.44%
Year Ended July 31, 2002	9.42	(0.01)		0.42	0.41	—		—	—		9.83	4.35%	1,530	1.96%	(0.07%)	2.48%	70.55%
Year Ended July 31, 2001	12.50	(0.05)		(3.03)	(3.08)	—		—	—		9.42	(24.64%)	1,673	1.98%	(0.40%)	2.53%	115.95%
Year Ended July 31, 2000	10.57	(0.17)		2.10	1.93	—		—	—		12.50	18.26%	2,704	1.99%	(1.22%)	2.54%	172.57%
CLASS B
Period Ended January 31, 2005 *	$11.09	$(0.01)	(f)	$2.26	$2.25	$(0.06)		$—	$(0.06)		$13.28	20.35%	$436	2.73%	(0.46%)	2.74%	22.49%
Year Ended July 31, 2004	9.48	(0.02)		1.65	1.63	(0.02)		—	(0.02)		11.09	17.18%	369	2.64%	(0.23%)	2.65%	78.13%
Year Ended July 31, 2003	9.60	(0.04)		(0.08)	(0.12)	—		—	—		9.48	(1.25%)	424	2.85%	(0.51%)	2.86%	110.44%
Year Ended July 31, 2002	9.22	(0.10)		0.48	0.38	—		—	—		9.60	4.12%	426	2.71%	(0.91%)	2.74%	70.55%
Year Ended July 31, 2001	12.34	(0.15)		(2.97)	(3.12)	—		—	—		9.22	(25.28%)	473	2.73%	(1.16%)	2.78%	115.95%
Year Ended July 31, 2000	10.50	(0.13)		1.97	1.84	—		—	—		12.34	17.52%	823	2.75%	(1.94%)	2.80%	172.57%
CLASS C
Period Ended January 31, 2005 *	$11.09	$(0.03)	(f)	$2.29	$2.26	$(0.08)		$—	$(0.08)		$13.27	20.40%	$186	2.71%	(1.32%)	2.72%	22.49%
Period Ended July 31, 2004 **	11.98	(0.01)		(0.88)	(0.89)	—		—	—		11.09	(7.43%)	9	2.53%	(0.66%)	2.53%	78.13%
CLASS Y
Period Ended January 31, 2005 *	$11.60	$0.03		$2.40	$2.43	$(0.11)		$—	$(0.11)		$13.92	21.04%	$36,024	1.73%	0.54%	1.74%	22.49%
Year Ended July 31, 2004	9.89	0.11		1.70	1.81	(0.10)		—	(0.10)		11.60	18.21%	29,827	1.63%	0.80%	1.64%	78.13%
Year Ended July 31, 2003	9.93	0.05		(0.06)	(0.01)	(0.03)		—	(0.03)		9.89	(0.13%)	23,937	1.85%	0.59%	1.86%	110.44%
Year Ended July 31, 2002	9.49	0.01		0.43	0.44	—	(g)	—	—	(g)	9.93	4.64%	19,870	1.71%	0.13%	1.73%	70.55%
Year Ended July 31, 2001	12.58	(0.02)		(3.07)	(3.09)	—		—	—		9.49	(24.56%)	20,512	1.73%	(0.17%)	1.78%	115.95%
Year Ended July 31, 2000	10.60	(0.09)		2.07	1.98	—		—	—		12.58	18.68%	25,740	1.74%	(0.95%)	1.79%	172.57%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Amounts have been calculated using the daily average shares method.
(g)	Less than $0.01 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — INTERNATIONAL STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$7.41	$(0.01)	(f)	$1.08	$1.07	$—	$—	$—	$8.48	14.44%	$942	1.81%	(0.30%)	2.41%	20.77%
Year Ended July 31, 2004	6.46	(0.01)		0.96	0.95	—	—	—	7.41	14.71%	884	1.78%	(0.05%)	2.38%	237.06%
Year Ended July 31, 2003	6.37	0.03		0.06	0.09	—	—	—	6.46	1.41%	874	1.84%	0.43%	2.44%	178.04%
Year Ended July 31, 2002	8.15	(0.04)		(1.74)	(1.78)	—	—	—	6.37	(21.84%)	1,137	1.81%	(0.15%)	2.44%	244.40%
Year Ended July 31, 2001	14.55	(0.05)		(3.77)	(3.82)	—	(2.58)	(2.58)	8.15	(29.92%)	2,210	1.75%	(0.41%)	2.39%	213.53%
Year Ended July 31, 2000	11.96	0.05		3.03	3.08	—	(0.49)	(0.49)	14.55	25.62%	4,362	1.66%	(0.58%)	2.30%	214.18%
CLASS B
Period Ended January 31, 2005 *	$7.10	$(0.10)	(f)	$1.10	$1.00	$—	$—	$—	$8.10	14.08%	$662	2.56%	(1.05%)	2.66%	20.77%
Year Ended July 31, 2004	6.24	(0.05)		0.91	0.86	—	—	—	7.10	13.78%	608	2.53%	(0.80%)	2.63%	237.06%
Year Ended July 31, 2003	6.18	(0.03)		0.09	0.06	—	—	—	6.24	0.97%	536	2.59%	(0.36%)	2.69%	178.04%
Year Ended July 31, 2002	7.94	(0.07)		(1.69)	(1.76)	—	—	—	6.18	(22.17%)	612	2.56%	(0.95%)	2.69%	244.40%
Year Ended July 31, 2001	14.35	(0.11)		(3.72)	(3.83)	—	(2.58)	(2.58)	7.94	(30.48%)	860	2.50%	(1.15%)	2.64%	213.53%
Year Ended July 31, 2000	11.90	0.04		2.90	2.94	—	(0.49)	(0.49)	14.35	24.56%	1,202	2.43%	(1.10%)	2.57%	214.18%
CLASS C
Period Ended January 31, 2005 *	$7.10	$(0.03)	(f)	$1.03	$1.00	$—	$—	$—	$8.10	14.08%	$398	2.46%	(0.25%)	2.56%	20.77%
Period Ended July 31, 2004 **	7.48	(0.01)		(0.37)	(0.38)	—	—	—	7.10	(5.08%)	9	2.60%	(0.45%)	2.71%	237.06%
CLASS Y
Period Ended January 31, 2005 *	$7.55	$—	(f)	$1.11	$1.11	$—	$—	$—	$8.66	14.70%	$73,032	1.56%	(0.05%)	1.66%	20.77%
Year Ended July 31, 2004	6.57	0.01		0.97	0.98	—	—	—	7.55	14.92%	59,165	1.53%	0.20%	1.63%	237.06%
Year Ended July 31, 2003	6.44	0.05		0.08	0.13	—	—	—	6.57	2.02%	60,558	1.59%	0.74%	1.69%	178.04%
Year Ended July 31, 2002	8.19	(0.01)		(1.74)	(1.75)	—	—	—	6.44	(21.37%)	50,422	1.56%	0.03%	1.69%	244.40%
Year Ended July 31, 2001	14.59	(0.02)		(3.80)	(3.82)	—	(2.58)	(2.58)	8.19	(29.82%)	79,177	1.50%	(0.14%)	1.64%	213.53%
Year Ended July 31, 2000	11.98	(0.06)		3.16	3.10	—	(0.49)	(0.49)	14.59	25.65%	109,962	1.45%	(0.49%)	1.59%	214.18%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Amounts have been calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — SMALL CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$16.52	$(0.02)	$2.50	$2.48	$—		$(2.73)	$(2.73)	$16.27	15.11%	$29,108	1.57%	(0.36%)	2.17%	26.59%
Year Ended July 31, 2004	13.24	(0.02)	3.64	3.62	—		(0.34)	(0.34)	16.52	27.53%	10,625	1.55%	(0.37%)	2.15%	90.26%
Year Ended July 31, 2003	12.15	(0.01)	2.59	2.58	(0.02)		(1.47)	(1.49)	13.24	24.62%	1,595	1.60%	(0.08%)	2.20%	105.27%
Year Ended July 31, 2002	13.47	0.03	(0.36)	(0.33)	(0.03)		(0.96)	(0.99)	12.15	(2.72%)	1,265	1.58%	0.20%	2.20%	81.67%
Year Ended July 31, 2001	10.40	0.05	3.90	3.95	(0.08)		(0.80)	(0.88)	13.47	40.28%	1,245	1.65%	0.31%	2.29%	90.31%
Year Ended July 31, 2000	10.66	0.02	0.10	0.12	(0.03)		(0.35)	(0.38)	10.40	1.51%	330	1.66%	0.30%	2.31%	98.73%
CLASS B
Period Ended January 31, 2005 *	$15.94	$(0.08)	$2.41	$2.33	$—		$(2.73)	$(2.73)	$15.54	14.63%	$3,421	2.32%	(1.11%)	2.42%	26.59%
Year Ended July 31, 2004	12.89	(0.17)	3.56	3.39	—		(0.34)	(0.34)	15.94	26.48%	3,099	2.29%	(1.12%)	2.39%	90.26%
Year Ended July 31, 2003	11.92	(0.08)	2.52	2.44	—		(1.47)	(1.47)	12.89	23.74%	2,476	2.35%	(0.83%)	2.45%	105.27%
Year Ended July 31, 2002	13.29	(0.06)	(0.35)	(0.41)	—	(f)	(0.96)	(0.96)	11.92	(3.38%)	2,013	2.33%	(0.61%)	2.44%	81.67%
Year Ended July 31, 2001	10.31	(0.03)	3.82	3.79	(0.01)		(0.80)	(0.81)	13.29	38.92%	890	2.40%	(0.46%)	2.54%	90.31%
Year Ended July 31, 2000	10.61	(0.03)	0.08	0.05	—	(f)	(0.35)	(0.35)	10.31	0.85%	214	2.41%	(0.45%)	2.55%	98.73%
CLASS C
Period Ended January 31, 2005 *	$15.95	$(0.02)	$2.35	$2.33	$—		$(2.73)	$(2.73)	$15.55	14.62%	$1,368	2.30%	(1.18%)	2.40%	26.59%
Period Ended July 31, 2004 (c)	15.84	(0.03)	0.14	0.11	—		—	—	15.95	0.69%	46	2.32%	(1.27%)	2.42%	90.26%
CLASS Y
Period Ended January 31, 2005 *	$16.63	$(0.01)	$2.54	$2.53	$—		$(2.73)	$(2.73)	$16.43	15.25%	$119,126	1.32%	(0.11%)	1.42%	26.59%
Year Ended July 31, 2004	13.30	(0.02)	3.69	3.67	—		(0.34)	(0.34)	16.63	27.78%	117,641	1.29%	(0.12%)	1.39%	90.26%
Year Ended July 31, 2003	12.18	0.03	2.60	2.63	(0.04)		(1.47)	(1.51)	13.30	24.96%	85,520	1.35%	0.19%	1.45%	105.27%
Year Ended July 31, 2002	13.49	0.06	(0.35)	(0.29)	(0.06)		(0.96)	(1.02)	12.18	(2.47%)	68,001	1.33%	0.47%	1.45%	81.67%
Year Ended July 31, 2001	10.42	0.08	3.88	3.96	(0.09)		(0.80)	(0.89)	13.49	40.34%	53,558	1.40%	0.67%	1.54%	90.31%
Year Ended July 31, 2000	10.67	0.05	0.10	0.15	(0.05)		(0.35)	(0.40)	10.42	1.82%	36,962	1.41%	0.52%	1.55%	98.73%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.01 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — MID-CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$10.33	$—	$1.14	$1.14	$—	(f)	$—	$—	(f)	$11.47	11.08%	$473	1.05%	0.10%	1.95%	46.35%
Period Ended July 31, 2004 **	10.00	0.02	0.33	0.35	(0.02)		—	(0.02)		10.33	3.50%	186	1.05%	0.34%	2.08%	47.75%
CLASS C
Period Ended January 31, 2005 *	$10.32	$(0.01)	$1.12	$1.11	$—		$—	$—		$11.43	10.76%	$385	1.79%	(0.67%)	2.19%	46.35%
Period Ended July 31, 2004 ***	10.23	(0.01)	0.10	0.09	—		—	—		10.32	0.88%	10	1.80%	(0.52%)	2.35%	47.75%
CLASS Y
Period Ended January 31, 2005 *	$10.34	$0.01	$1.14	$1.15	$(0.01)		$—	$(0.01)		$11.48	11.17%	$65,079	0.80%	0.35%	1.20%	46.35%
Period Ended July 31, 2004 **	10.00	0.03	0.34	0.37	(0.03)		—	(0.03)		10.34	3.69%	30,689	0.80%	0.60%	1.35%	47.75%

*	Unaudited.
**	For the period from December 30, 2003 (commencement of operations) to July 31, 2004.
***	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.01 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$7.87	$0.01	$0.37	$0.38	$(0.01)	$—	$(0.01)	$8.24	4.82%	$10,282	1.40%	0.19%	1.90%	80.19%
Year Ended July 31, 2004	7.60	(0.05)	0.32	0.27	—	—	—	7.87	3.55%	10,875	1.35%	(0.56%)	1.85%	60.70%
Year Ended July 31, 2003	6.90	(0.04)	0.74	0.70	—	—	—	7.60	10.14%	11,231	1.35%	(0.58%)	1.85%	33.11%
Year Ended July 31, 2002	10.25	(0.08)	(3.27)	(3.35)	—	—	—	6.90	(32.68%)	11,701	1.34%	(0.80%)	1.86%	36.85%
Year Ended July 31, 2001	19.73	(0.09)	(4.67)	(4.76)	—	(4.72)	(4.72)	10.25	(30.04%)	22,182	1.33%	(0.69%)	1.87%	97.27%
Year Ended July 31, 2000	17.45	(0.11)	7.24	7.13	—	(4.85)	(4.85)	19.73	45.24%	30,971	1.30%	(0.70%)	1.84%	117.11%
CLASS B
Period Ended January 31, 2005 *	$7.43	$(0.02)	$0.35	$0.33	$—	$—	$—	$7.76	4.44%	$12,539	2.15%	(0.56%)	2.15%	80.19%
Year Ended July 31, 2004	7.23	(0.11)	0.31	0.20	—	—	—	7.43	2.77%	12,804	2.10%	(1.31%)	2.10%	60.70%
Year Ended July 31, 2003	6.62	(0.09)	0.70	0.61	—	—	—	7.23	9.21%	13,630	2.10%	(1.33%)	2.10%	33.11%
Year Ended July 31, 2002	9.89	(0.14)	(3.13)	(3.27)	—	—	—	6.62	(33.06%)	14,431	2.09%	(1.55%)	2.11%	36.85%
Year Ended July 31, 2001	19.32	(0.16)	(4.55)	(4.71)	—	(4.72)	(4.72)	9.89	(30.51%)	24,084	2.08%	(1.45%)	2.12%	97.27%
Year Ended July 31, 2000	17.28	(0.18)	7.07	6.89	—	(4.85)	(4.85)	19.32	44.14%	28,789	2.06%	(1.46%)	2.10%	117.11%
CLASS C
Period Ended January 31, 2005 *	$7.43	$(0.01)	$0.35	$0.34	$(0.01)	$—	$(0.01)	$7.76	4.60%	$1,491	2.13%	(1.47%)	2.13%	80.19%
Period Ended July 31, 2004 **	7.69	(0.02)	(0.24)	(0.26)	—	—	—	7.43	(3.38%)	11	2.13%	(1.24%)	2.13%	60.70%
CLASS Y
Period Ended January 31, 2005 *	$8.09	$0.02	$0.38	$0.40	$(0.02)	$—	$(0.02)	$8.47	4.93%	$227,996	1.15%	0.44%	1.15%	80.19%
Year Ended July 31, 2004	7.79	(0.03)	0.33	0.30	—	—	—	8.09	3.85%	237,799	1.10%	(0.31%)	1.10%	60.70%
Year Ended July 31, 2003	7.06	(0.02)	0.75	0.73	—	—	—	7.79	10.34%	251,310	1.10%	(0.33%)	1.10%	33.11%
Year Ended July 31, 2002	10.44	(0.05)	(3.33)	(3.38)	—	—	—	7.06	(32.38%)	195,252	1.09%	(0.55%)	1.11%	36.85%
Year Ended July 31, 2001	19.95	(0.06)	(4.73)	(4.79)	—	(4.72)	(4.72)	10.44	(29.84%)	329,572	1.08%	(0.44%)	1.12%	97.27%
Year Ended July 31, 2000	17.56	(0.08)	7.32	7.24	—	(4.85)	(4.85)	19.95	45.56%	504,125	1.05%	(0.45%)	1.09%	117.11%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH AND INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$11.65	$0.05		$0.92	$0.97	$(0.05)		$—	$(0.05)	$12.57	8.34%	$5,373	1.42%	0.76%	1.92%	91.80%
Year Ended July 31, 2004	10.69	0.01		0.96	0.97	(0.01)		—	(0.01)	11.65	9.11%	5,539	1.38%	0.12%	1.88%	48.46%
Year Ended July 31, 2003	9.89	0.02		0.80	0.82	(0.02)		—	(0.02)	10.69	8.31%	5,548	1.37%	0.24%	1.87%	46.92%
Year Ended July 31, 2002	13.89	—		(4.00)	(4.00)	—		—	—	9.89	(28.80%)	5,696	1.35%	(0.03%)	1.88%	43.28%
Year Ended July 31, 2001	21.33	(0.03)		(4.72)	(4.75)	—		(2.69)	(2.69)	13.89	(24.39%)	9,669	1.35%	(0.16%)	1.89%	43.24%
Year Ended July 31, 2000	18.89	(0.04)		5.16	5.12	—		(2.68)	(2.68)	21.33	28.85%	12,540	1.33%	(0.22%)	1.87%	60.51%
CLASS B
Period Ended January 31, 2005 *	$11.06	$—		$0.87	$0.87	$(0.03)		$—	$(0.03)	$11.90	7.86%	$7,466	2.17%	0.01%	2.17%	91.80%
Year Ended July 31, 2004	10.21	(0.07)		0.92	0.85	—		—	—	11.06	8.33%	7,509	2.13%	(0.63%)	2.13%	48.46%
Year Ended July 31, 2003	9.50	(0.05)		0.76	0.71	—		—	—	10.21	7.47%	7,507	2.12%	(0.51%)	2.12%	46.92%
Year Ended July 31, 2002	13.44	(0.10)		(3.84)	(3.94)	—		—	—	9.50	(29.32%)	8,222	2.10%	(0.79%)	2.13%	43.28%
Year Ended July 31, 2001	20.88	(0.14)		(4.61)	(4.75)	—		(2.69)	(2.69)	13.44	(24.97%)	13,282	2.10%	(0.92%)	2.14%	43.24%
Year Ended July 31, 2000	18.66	(0.15)		5.05	4.90	—		(2.68)	(2.68)	20.88	27.95%	15,593	2.08%	(0.99%)	2.12%	60.51%
CLASS C
Period Ended January 31, 2005 *	$11.06	$0.01		$0.87	$0.88	$(0.05)		$—	$(0.05)	$11.89	7.92%	$1,387	2.16%	(0.99%)	2.16%	91.80%
Period Ended July 31, 2004 **	11.17	(0.02)		(0.09)	(0.11)	—		—	—	11.06	(0.98%)	10	2.17%	(0.78%)	2.17%	48.46%
CLASS Y
Period Ended January 31, 2005 *	$11.73	$0.06		$0.93	$0.99	$(0.06)		$—	$(0.06)	$12.66	8.48%	$128,983	1.17%	1.01%	1.17%	91.80%
Year Ended July 31, 2004	10.76	0.05		0.96	1.01	(0.04)		—	(0.04)	11.73	9.39%	127,883	1.13%	0.38%	1.13%	48.46%
Year Ended July 31, 2003	9.96	0.04		0.80	0.84	(0.04)		—	(0.04)	10.76	8.52%	138,027	1.12%	0.49%	1.12%	46.92%
Year Ended July 31, 2002	13.97	0.03		(4.02)	(3.99)	(0.02)		—	(0.02)	9.96	(28.60%)	116,719	1.10%	0.20%	1.13%	43.28%
Year Ended July 31, 2001	21.39	0.01		(4.74)	(4.73)	—	(f)	(2.69)	(2.69)	13.97	(24.19%)	162,138	1.10%	0.09%	1.14%	43.24%
Year Ended July 31, 2000	18.90	—	(f)	5.18	5.18	(0.01)		(2.68)	(2.69)	21.39	29.22%	201,600	1.08%	0.03%	1.12%	60.51%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.01 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — VALUE FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$8.37	$0.05	$0.87	$0.92	$(0.05)		$—	$(0.05)	$9.24	10.82%	$2,658	1.36%	0.93%	1.86%	54.84%
Year Ended July 31, 2004	7.37	0.06	1.00	1.06	(0.06)		—	(0.06)	8.37	14.52%	2,477	1.33%	0.63%	1.83%	73.48%
Year Ended July 31, 2003	7.02	0.07	0.35	0.42	(0.07)		—	(0.07)	7.37	6.07%	2,146	1.32%	1.05%	1.82%	77.62%
Year Ended July 31, 2002	9.13	0.04	(2.11)	(2.07)	(0.04)		—	(0.04)	7.02	(22.74%)	2,032	1.30%	0.48%	1.82%	48.18%
Year Ended July 31, 2001	10.73	0.04	(0.22)	(0.18)	(0.05)		(1.37)	(1.42)	9.13	(1.66%)	2,504	1.31%	0.49%	1.85%	79.05%
Year Ended July 31, 2000	10.37	0.03	0.50	0.53	(0.04)		(0.13)	(0.17)	10.73	5.21%	1,355	1.30%	0.30%	1.85%	120.42%
CLASS B
Period Ended January 31, 2005 *	$8.25	$0.01	$0.85	$0.86	$(0.03)		$—	$(0.03)	$9.08	10.46%	$1,394	2.11%	0.18%	2.11%	54.84%
Year Ended July 31, 2004	7.27	—	0.99	0.99	(0.01)		—	(0.01)	8.25	13.55%	1,349	2.08%	(0.11%)	2.08%	73.48%
Year Ended July 31, 2003	6.93	0.02	0.34	0.36	(0.02)		—	(0.02)	7.27	5.22%	1,291	2.07%	0.31%	2.07%	77.62%
Year Ended July 31, 2002	9.04	(0.02)	(2.09)	(2.11)	—		—	—	6.93	(23.34%)	1,427	2.05%	(0.28%)	2.07%	48.18%
Year Ended July 31, 2001	10.65	(0.02)	(0.22)	(0.24)	—	(f)	(1.37)	(1.37)	9.04	(2.25%)	1,544	2.06%	(0.26%)	2.10%	79.05%
Year Ended July 31, 2000	10.34	(0.03)	0.47	0.44	—	(f)	(0.13)	(0.13)	10.65	4.30%	1,018	2.06%	(0.37%)	2.10%	120.42%
CLASS C
Period Ended January 31, 2005 *	$8.25	$—	$0.88	$0.88	$(0.01)		$—	$(0.01)	$9.12	10.49%	$1,417	2.09%	(0.60%)	2.09%	54.84%
Period Ended July 31, 2004 **	8.19	—	0.06	0.06	—		—	—	8.25	0.87%	10	2.11%	(0.05%)	2.11%	73.48%
CLASS Y
Period Ended January 31, 2005 *	$8.39	$0.06	$0.86	$0.92	$(0.06)		$—	$(0.06)	$9.25	10.93%	$181,172	1.11%	1.18%	1.11%	54.84%
Year Ended July 31, 2004	7.38	0.08	1.01	1.09	(0.08)		—	(0.08)	8.39	14.76%	178,389	1.08%	0.89%	1.08%	73.48%
Year Ended July 31, 2003	7.03	0.09	0.35	0.44	(0.09)		—	(0.09)	7.38	6.32%	210,881	1.07%	1.30%	1.07%	77.62%
Year Ended July 31, 2002	9.15	0.06	(2.12)	(2.06)	(0.06)		—	(0.06)	7.03	(22.59%)	198,862	1.05%	0.71%	1.07%	48.18%
Year Ended July 31, 2001	10.74	0.07	(0.22)	(0.15)	(0.07)		(1.37)	(1.44)	9.15	(1.34%)	231,106	1.06%	0.76%	1.10%	79.05%
Year Ended July 31, 2000	10.38	0.07	0.49	0.56	(0.07)		(0.13)	(0.20)	10.74	5.44%	203,366	1.05%	0.66%	1.09%	120.42%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.01 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — DIVERSIFIED FIXED INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$11.05	$0.20	$0.11	$0.31	$(0.20)	$(0.03)	$(0.23)	$11.13	2.82%	$4,866	1.00%	3.51%	1.65%	9.28%
Year Ended July 31, 2004	11.28	0.42	(0.03)	0.39	(0.42)	(0.20)	(0.62)	11.05	3.46%	5,222	0.98%	3.72%	1.63%	48.55%
Year Ended July 31, 2003	11.22	0.47	0.17	0.64	(0.47)	(0.11)	(0.58)	11.28	5.76%	8,841	0.97%	4.04%	1.62%	52.53%
Year Ended July 31, 2002	10.89	0.53	0.33	0.86	(0.53)	—	(0.53)	11.22	8.13%	6,755	0.96%	4.86%	1.63%	71.59%
Year Ended July 31, 2001	10.22	0.58	0.67	1.25	(0.58)	—	(0.58)	10.89	12.48%	7,702	0.95%	5.43%	1.65%	58.91%
Year Ended July 31, 2000	10.39	0.58	(0.17)	0.41	(0.58)	—	(0.58)	10.22	4.09%	5,252	0.97%	5.70%	1.66%	84.65%
CLASS B
Period Ended January 31, 2005 *	$11.03	$0.16	$0.11	$0.27	$(0.16)	$(0.03)	$(0.19)	$11.11	2.44%	$4,249	1.75%	2.76%	1.90%	9.28%
Year Ended July 31, 2004	11.26	0.33	(0.03)	0.30	(0.33)	(0.20)	(0.53)	11.03	2.70%	4,397	1.73%	2.97%	1.88%	48.55%
Year Ended July 31, 2003	11.20	0.38	0.17	0.55	(0.38)	(0.11)	(0.49)	11.26	4.96%	5,193	1.72%	3.30%	1.87%	52.53%
Year Ended July 31, 2002	10.87	0.45	0.33	0.78	(0.45)	—	(0.45)	11.20	7.34%	4,997	1.71%	4.11%	1.88%	71.59%
Year Ended July 31, 2001	10.20	0.50	0.67	1.17	(0.50)	—	(0.50)	10.87	11.68%	4,367	1.70%	4.67%	1.90%	58.91%
Year Ended July 31, 2000	10.37	0.50	(0.17)	0.33	(0.50)	—	(0.50)	10.20	3.34%	2,760	1.71%	4.95%	1.90%	84.65%
CLASS C
Period Ended January 31, 2005 *	$11.02	$0.16	$0.12	$0.28	$(0.16)	$(0.03)	$(0.19)	$11.11	2.53%	$1,099	1.72%	2.76%	1.87%	9.28%
Period Ended July 31, 2004 **	11.02	0.08	(0.00)	0.08	(0.08)	—	(0.08)	11.02	0.76%	10	1.75%	2.98%	1.90%	48.55%
CLASS Y
Period Ended January 31, 2005 *	$11.12	$0.21	$0.11	$0.32	$(0.21)	$(0.03)	$(0.24)	$11.20	2.94%	$273,005	0.75%	3.76%	0.90%	9.28%
Year Ended July 31, 2004	11.35	0.45	(0.03)	0.42	(0.45)	(0.20)	(0.65)	11.12	3.73%	268,129	0.73%	3.97%	0.88%	48.55%
Year Ended July 31, 2003	11.29	0.50	0.17	0.67	(0.50)	(0.11)	(0.61)	11.35	6.00%	235,902	0.72%	4.30%	0.87%	52.53%
Year Ended July 31, 2002	10.96	0.56	0.33	0.89	(0.56)	—	(0.56)	11.29	8.38%	222,500	0.71%	5.11%	0.88%	71.59%
Year Ended July 31, 2001	10.28	0.61	0.68	1.29	(0.61)	—	(0.61)	10.96	12.83%	230,523	0.70%	5.70%	0.90%	58.91%
Year Ended July 31, 2000	10.45	0.61	(0.17)	0.44	(0.61)	—	(0.61)	10.28	4.37%	241,169	0.71%	5.95%	0.90%	84.65%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$10.72	$0.20	$0.13	$0.33	$(0.20)	$(0.16)	$(0.36)	$10.69	3.14%	$9,925	1.00%	3.76%	1.65%	1.74%
Year Ended July 31, 2004	10.75	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	10.72	4.32%	9,928	0.97%	4.03%	1.62%	8.87%
Year Ended July 31, 2003	10.86	0.43	(0.05)	0.38	(0.43)	(0.06)	(0.49)	10.75	3.54%	11,829	0.96%	3.93%	1.61%	1.24%
Year Ended July 31, 2002	10.74	0.45	0.23	0.68	(0.45)	(0.11)	(0.56)	10.86	6.47%	11,765	0.94%	4.17%	1.61%	13.40%
Year Ended July 31, 2001	10.29	0.47	0.45	0.92	(0.47)	—	(0.47)	10.74	9.07%	8,413	0.95%	4.41%	1.64%	19.05%
Year Ended July 31, 2000	10.49	0.48	(0.15)	0.33	(0.48)	(0.05)	(0.53)	10.29	3.28%	6,832	0.95%	4.71%	1.64%	22.40%
CLASS B
Period Ended January 31, 2005 *	$10.72	$0.16	$0.13	$0.29	$(0.16)	$(0.16)	$(0.32)	$10.69	2.75%	$3,540	1.75%	3.01%	1.90%	1.74%
Year Ended July 31, 2004	10.75	0.35	0.02	0.37	(0.35)	(0.05)	(0.40)	10.72	3.55%	4,054	1.72%	3.28%	1.87%	8.87%
Year Ended July 31, 2003	10.85	0.35	(0.04)	0.31	(0.35)	(0.06)	(0.41)	10.75	2.86%	4,643	1.71%	3.18%	1.86%	1.24%
Year Ended July 31, 2002	10.74	0.37	0.22	0.59	(0.37)	(0.11)	(0.48)	10.85	5.58%	5,458	1.69%	3.42%	1.86%	13.40%
Year Ended July 31, 2001	10.29	0.39	0.45	0.84	(0.39)	—	(0.39)	10.74	8.28%	5,019	1.70%	3.65%	1.89%	19.05%
Year Ended July 31, 2000	10.49	0.40	(0.15)	0.25	(0.40)	(0.05)	(0.45)	10.29	2.54%	2,779	1.70%	3.97%	1.89%	22.40%
CLASS C
Period Ended January 31, 2005 *	$10.72	$0.16	$0.13	$0.29	$(0.16)	$(0.16)	$(0.32)	$10.69	2.77%	$10	1.73%	3.02%	1.88%	1.74%
Period Ended July 31, 2004 **	10.72	0.09	—	0.09	(0.09)	—	(0.09)	10.72	0.82%	10	1.74%	3.22%	1.89%	8.87%
CLASS Y
Period Ended January 31, 2005 *	$10.76	$0.22	$0.13	$0.35	$(0.22)	$(0.16)	$(0.38)	$10.73	3.26%	$326,095	0.75%	4.01%	0.90%	1.74%
Year Ended July 31, 2004	10.79	0.47	0.02	0.49	(0.47)	(0.05)	(0.52)	10.76	4.59%	343,890	0.72%	4.28%	0.87%	8.87%
Year Ended July 31, 2003	10.90	0.46	(0.05)	0.41	(0.46)	(0.06)	(0.52)	10.79	3.80%	397,157	0.71%	4.18%	0.86%	1.24%
Year Ended July 31, 2002	10.78	0.47	0.23	0.70	(0.47)	(0.11)	(0.58)	10.90	6.73%	445,733	0.69%	4.42%	0.86%	13.40%
Year Ended July 31, 2001	10.33	0.49	0.45	0.94	(0.49)	—	(0.49)	10.78	9.33%	463,426	0.70%	4.66%	0.89%	19.05%
Year Ended July 31, 2000	10.53	0.50	(0.15)	0.35	(0.50)	(0.05)	(0.55)	10.33	3.55%	432,677	0.70%	4.96%	0.89%	22.40%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$9.80	$0.13	$(0.03)	$0.10	$(0.13)	$—	(f)	$(0.13)	$9.77	1.03%	$1,637	0.80%	2.62%	1.58%	10.89%
Year Ended July 31, 2004	9.97	0.25	(0.13)	0.12	(0.25)	(0.04)		(0.29)	9.80	1.11%	1,724	0.80%	2.48%	1.55%	49.42%
Year Ended July 31, 2003	10.06	0.31	0.02	0.33	(0.31)	(0.11)		(0.42)	9.97	3.28%	5,327	0.80%	2.93%	1.55%	17.50%
Year Ended July 31, 2002	9.81	0.34	0.30	0.64	(0.34)	(0.05)		(0.39)	10.06	6.68%	2,148	0.81%	3.44%	1.57%	62.60%
Year Ended July 31, 2001	9.30	0.45	0.51	0.96	(0.45)	—		(0.45)	9.81	10.58%	1,090	0.90%	4.66%	1.65%	107.46%
Year Ended July 31, 2000	9.42	0.44	(0.08)	0.36	(0.44)	(0.04)		(0.48)	9.30	3.97%	452	0.89%	4.78%	1.64%	48.99%
CLASS C
Period Ended January 31, 2005 *	$9.80	$0.09	$(0.04)	$0.05	$(0.09)	$—	(f)	$(0.09)	$9.76	0.54%	$584	1.52%	1.87%	1.80%	10.89%
Period Ended July 31, 2004 **	9.84	0.04	(0.04)	—	(0.04)	—		(0.04)	9.80	0.04%	10	1.55%	1.75%	1.82%	49.42%
CLASS Y
Period Ended January 31, 2005 *	$9.82	$0.14	$(0.03)	$0.11	$(0.14)	$—	(f)	$(0.14)	$9.79	1.16%	$92,036	0.55%	2.87%	0.83%	10.89%
Year Ended July 31, 2004	9.99	0.27	(0.13)	0.14	(0.27)	(0.04)		(0.31)	9.82	1.38%	81,346	0.55%	2.73%	0.81%	49.42%
Year Ended July 31, 2003	10.09	0.33	0.01	0.34	(0.33)	(0.11)		(0.44)	9.99	3.41%	88,824	0.55%	3.23%	0.80%	17.50%
Year Ended July 31, 2002	9.83	0.37	0.31	0.68	(0.37)	(0.05)		(0.42)	10.09	7.03%	62,156	0.56%	3.69%	0.82%	62.60%
Year Ended July 31, 2001	9.32	0.48	0.51	0.99	(0.48)	—		(0.48)	9.83	10.84%	47,000	0.65%	4.96%	0.90%	107.46%
Year Ended July 31, 2000	9.44	0.47	(0.08)	0.39	(0.47)	(0.04)		(0.51)	9.32	4.24%	32,380	0.64%	5.04%	0.89%	48.99%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.01 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$10.30	$0.11	$0.02	$0.13	$(0.11)	$—	$(0.11)	$10.32	1.27%	$4,773	0.99%	2.13%	1.60%	16.32%
Year Ended July 31, 2004	10.36	0.22	(0.06)	0.16	(0.22)	—	(0.22)	10.30	1.53%	4,781	0.97%	2.09%	1.58%	11.30%
Year Ended July 31, 2003	10.39	0.25	0.02	0.27	(0.25)	(0.05)	(0.30)	10.36	2.62%	2,322	0.97%	2.40%	1.58%	6.01%
Year Ended July 31, 2002	10.18	0.29	0.21	0.50	(0.29)	—	(0.29)	10.39	4.98%	2,157	0.98%	2.82%	1.61%	37.24%
Year Ended July 31, 2001	9.86	0.35	0.32	0.67	(0.35)	—	(0.35)	10.18	6.89%	1,732	0.98%	3.48%	1.63%	73.06%
Year Ended July 31, 2000	9.95	0.35	(0.04)	0.31	(0.35)	(0.05)	(0.40)	9.86	3.19%	1,458	0.98%	3.57%	1.63%	42.57%
CLASS C
Period Ended January 31, 2005 *	$10.31	$0.07	$0.01	$0.08	$(0.07)	$—	$(0.07)	$10.32	0.79%	$10	1.74%	1.38%	1.85%	16.32%
Period Ended July 31, 2004 **	10.32	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.31	0.26%	10	1.72%	1.41%	1.83%	11.30%
CLASS Y
Period Ended January 31, 2005 *	$10.36	$0.12	$0.02	$0.14	$(0.12)	$—	$(0.12)	$10.38	1.40%	$66,322	0.74%	2.38%	0.85%	16.32%
Year Ended July 31, 2004	10.41	0.24	(0.05)	0.19	(0.24)	—	(0.24)	10.36	1.87%	67,606	0.72%	2.34%	0.83%	11.30%
Year Ended July 31, 2003	10.45	0.28	0.01	0.29	(0.28)	(0.05)	(0.33)	10.41	2.78%	63,449	0.72%	2.64%	0.83%	6.01%
Year Ended July 31, 2002	10.23	0.32	0.22	0.54	(0.32)	—	(0.32)	10.45	5.33%	49,599	0.73%	3.06%	0.86%	37.24%
Year Ended July 31, 2001	9.91	0.38	0.32	0.70	(0.38)	—	(0.38)	10.23	7.15%	39,857	0.73%	3.73%	0.88%	73.06%
Year Ended July 31, 2000	10.00	0.37	(0.04)	0.33	(0.37)	(0.05)	(0.42)	9.91	3.44%	41,371	0.73%	3.80%	0.88%	42.57%

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — ULTRA SHORT GOVERNMENT FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2005 *	$10.10	$0.08	$(0.04)	$0.04	$(0.08)	$—		$(0.08)	$10.06	0.39%	$7,607	0.62%	1.56%	1.46%	11.63%
Year Ended July 31, 2004	10.24	0.18	(0.14)	0.04	(0.18)	—		(0.18)	10.10	0.36%	8,743	0.62%	1.74%	1.43%	111.13%
Year Ended July 31, 2003	10.31	0.23	(0.06)	0.17	(0.23)	(0.01)		(0.24)	10.24	1.67%	12,787	0.62%	2.23%	1.42%	17.41%
Year Ended July 31, 2002	10.20	0.30	0.11	0.41	(0.30)	—	(f)	(0.30)	10.31	4.10%	14,116	0.62%	2.93%	1.42%	26.15%
Year Ended July 31, 2001	10.02	0.55	0.18	0.73	(0.55)	—		(0.55)	10.20	7.46%	15,002	0.64%	5.20%	1.51%	8.22%
CLASS B
Period Ended January 31, 2005 *	$10.10	$0.04	$(0.04)	$0.00	$(0.04)	$—		$(0.04)	$10.06	0.01%	$1,822	1.37%	0.81%	1.71%	11.63%
Year Ended July 31, 2004	10.24	0.10	(0.14)	(0.04)	(0.10)	—		(0.10)	10.10	(0.38%)	1,965	1.37%	0.99%	1.68%	111.13%
Year Ended July 31, 2003	10.31	0.15	(0.06)	0.09	(0.15)	(0.01)		(0.16)	10.24	0.91%	1,994	1.37%	1.46%	1.67%	17.41%
Year Ended July 31, 2002	10.21	0.22	0.10	0.32	(0.22)	—	(f)	(0.22)	10.31	3.22%	1,403	1.37%	2.14%	1.67%	26.15%
Year Ended July 31, 2001	10.02	0.48	0.19	0.67	(0.48)	—		(0.48)	10.21	6.79%	858	1.39%	4.48%	1.76%	8.22%
CLASS C
Period Ended January 31, 2005 *	$10.10	$0.04	$(0.04)	$0.00	$(0.04)	$—		$(0.04)	$10.06	0.01%	$1,533	1.34%	0.95%	1.68%	11.63%
Period Ended July 31, 2004 **	10.15	0.02	(0.05)	(0.03)	(0.02)	—		(0.02)	10.10	(0.26%)	10	1.37%	0.85%	1.58%	111.13%
CLASS Y
Period Ended January 31, 2005 *	$10.11	$0.09	$(0.04)	$0.05	$(0.09)	$—		$(0.09)	$10.07	0.52%	$169,772	0.37%	1.81%	0.71%	11.63%
Year Ended July 31, 2004	10.25	0.20	(0.14)	0.06	(0.20)	—		(0.20)	10.11	0.61%	215,124	0.37%	1.99%	0.68%	111.13%
Year Ended July 31, 2003	10.32	0.26	(0.06)	0.20	(0.26)	(0.01)		(0.27)	10.25	1.92%	240,916	0.37%	2.47%	0.67%	17.41%
Year Ended July 31, 2002	10.21	0.33	0.11	0.44	(0.33)	—	(f)	(0.33)	10.32	4.35%	185,806	0.37%	3.16%	0.67%	26.15%
Year Ended July 31, 2001	10.02	0.58	0.19	0.77	(0.58)	—		(0.58)	10.21	7.85%	149,445	0.39%	5.56%	0.76%	8.22%
Period Ended July 31, 2000 ***	10.00	0.11	0.02	0.13	(0.11)	—		(0.11)	10.02	1.27%	47,483	0.40%	6.38%	1.28%	—

*	Unaudited.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
***	For the period from June 1, 2000 (commencement of operations) to July 31, 2000.
(a)	Excludes sales charge, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Less than $0.01 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Trustees and Executive Officers of the Pacific Capital Funds (unaudited)

As of January 31, 2005

Interested Trustees.    The table below sets forth certain information about each of the Trustees of the Trust who are “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Peter S. Ho* 111 South King Street, Honolulu, Hawaii 96813 Age: 39	Trustee	Indefinite; Since: 5/04	Vice Chairman, Bank of Hawaii—Investment Services Group (since 2004); Executive Vice President, Bank of Hawaii—Commercial Group (2003-2004); Executive Vice President/Senior Vice President/Vice President, Bank of Hawaii—Corporate Banking (held such positions from 1996-2003)	12	Rehabilitation Hospital Foundation; Hawaii Chapter of the American Red Cross, the Hawaii Foodbank, Hawaii Dental Service, Special Olympics of Hawaii, and the Oceanic Institute.; and Hawaii Pacific University.

*	Mr. Ho is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with The Asset Management Group of Bank of Hawaii, the investment adviser to the Trust.

Independent Trustees.    The table below sets forth certain information about the Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Richard W. Gushman, II 700 Bishop Street, Suite 200 Honolulu, Hawaii 96813 Age: 58	Trustee and Chairman	Indefinite; Since: 10/92	President and Chief Executive Officer of OKOA, Inc. (commercial real estate) (since 1972); Managing Partner of Summit Financial Resources (financial services company); Trustee (since 2000) and Chairman of the Board (since 2002) of the Estate of James Campbell (real estate holdings)*	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Director of Oceanic Cablevision, Inc. (since 1998), Servco Pacific, Inc. (distribution of automotive and other products), Outrigger Hotels, Inc. (since 2000), and American Savings Bank (since 2002); Trustee of Hawaii Pacific University (since 1997); Board member of Aloha United Way, Boys and Girls Club of Honolulu, and other charitable and civic organizations.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Stanley W. Hong 4976 Poola Street Honolulu, Hawaii 96821 Age: 68	Trustee	Indefinite; Since: 10/92	President of Waste Management of Hawaii, Inc. (landfill management) (since 2002); Trustee of The King Williams Charles Lunalilo Trust Estate (since 2001); President and Chief Executive Officer of The Chamber of Commerce of Hawaii (1996-2002)	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Member of the Board of: First Insurance Co. of Hawaii, Ltd., Lanihau Properties, Ltd., Diagnostic Lab Services, Inc., WESTYE Group—West, Inc.; Member of the Board of the following non-profit organizations: Chaminade University of Honolulu, The Nature Conservancy of Hawaii, PBS Hawaii Foundation, Heald College of Business & Technology, Katuro Watanabe Charitable Foundation, and Honolulu Festival Foundation.

Russell K. Okata 1015 Wilder Avenue, #203 Honolulu, Hawaii 96822 Age: 60	Trustee	Indefinite; Since: 10/92	Executive Director of the Hawaii Government Employees Association (since 1981)	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Vice President of the Hawaii State AFL-CIO (since 1972) and the American Federation of State, County & Municipal Employees, AFL-CIO (since 1981); Chairman of the Royal State Group (since 1988); Member of the Boards of Blood Bank of Hawaii, Public Schools of Hawaii Foundation, and other community organizations.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Douglas Philpotts 55 Dowsett Avenue Honolulu, Hawaii 96817 Age: 72	Trustee*	Indefinite; Since: 10/92	Retired. Formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of The Asset Management Group of Bank of Hawaii.	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Trustee of The Strong Foundation (support of programs for Hawaiian youth) (since 1974).

Oswald K. Stender 1056 Maunawili Kailua, Hawaii 96734 Age: 72	Trustee	Indefinite; Since: 10/92	Trustee, Office of Hawaiian Affairs (since 2000). Previously Retired.	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Director of Hawaiian Electric Industries, Inc., a public utility holding company (since 1993); former Trustee of the Bernice Pauahi Bishop Estate (operation of school for children of Hawaiian ancestry) (1990-1999); Board member of various housing and real estate associations and community organizations.

*	Mr. Philpotts was previously deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because of his ownership, as trustee of a revocable trust, of common stock of Bank of Hawaii. Such common stock has been sold and Mr. Philpotts is currently classified as a an independent Trustee of the Trust pursuant to the 1940 Act.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling (800) 258-9232.

Executive Officers.    The table below sets forth certain information about each of the Trust’s executive officers.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
William P. Henry, Jr. 130 Merchant Street Suite 240 Honolulu, Hawaii 96813 Age: 41	President	Indefinite; Since 12/02	Executive Vice President of Bank of Hawaii (2003); President of Trinity Solutions, Inc. and advisor to CEO of Bank of Hawaii (2001-2002); Senior Vice President, Strategic Business Development of Jubilee Tech International (2000); Senior Manager of Marakon Associates (1991-1998).

Irimga McKay 3435 Stelzer Road Columbus, Ohio 43219 Age: 44	Executive Vice President	Indefinite; Since: 12/02	Executive Vice President, Client Services of BISYS Fund Services (since 1988).

Andrew Spencer 130 Merchant Street Suite 240 Honolulu, Hawaii 96813 Age: 39	Executive Vice President	Indefinite; Since: 6/01	Vice President and Manager of Bank of Hawaii—Investment Products Division (since 2001); Assistant Vice President of M&T Bank (1998-2001); Manager of Xerox Corporation—Product Development (1988-1998).

Alaina Metz 3435 Stelzer Road Columbus, Ohio 43219 Age: 37	Vice President	Indefinite; Since: 9/96	Vice President, Regulatory Services of BISYS Fund Services—Blue Sky Compliance (since 1995).

Mark Sichley 3435 Stelzer Road Columbus, Ohio 43219 Age: 46	Vice President	Indefinite; Since: 6/02	Vice President, Client Services of BISYS Fund Services (since 1987).

Bryan Haft 3435 Stelzer Road Columbus, Ohio 43219 Age: 40	Treasurer	Indefinite; Since: 3/04	Vice President, Financial Services of BISYS Fund Services (since 1992).

Patrick J. Keniston 100 Summer Street, Suite 1500 Boston, Massachusetts 02110 Age: 41	Secretary	Indefinite; Since: 3/05	Counsel, Legal Services of BISYS Fund Services (since 2005); Attorney, Citigroup GTS (2001-2005) Senior Tax Consultant, PricewaterhouseCoopers LLP (1998-2001).

*	Each officer may have served in various other capacities for the same organization during the length of time served.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and how the Funds voted proxies relating to portfolio securities during the period ended January 31, 2005 is available (1) without charge, upon request, by calling 1-800-258-9232, and (2) on the Securities and Exchange Commission’s website at www.sec.gov.

Other Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission a 1-800-SEC-0330.

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 through January 31, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 8/1/04	Ending Account Value 1/31/05	Expense Paid During Period * 8/1/04 - 1/31/05	Expense Ratio During Period ** 8/1/04 - 1/31/05
New Asia Growth Fund	Class A	$1,000.00	$1,208.20	$11.02	1.98%
	Class B	1,000.00	1,203.50	15.16	2.73%
	Class C	1,000.00	1,204.00	15.05	2.71%
	Class Y	1,000.00	1,210.40	9.64	1.73%

International Stock Fund	Class A	1,000.00	1,144.40	9.78	1.81%
	Class B	1,000.00	1,140.80	13.81	2.56%
	Class C	1,000.00	1,140.80	13.27	2.46%
	Class Y	1,000.00	1,147.00	8.44	1.56%

Small Cap Fund	Class A	1,000.00	1,151.10	8.51	1.57%
	Class B	1,000.00	1,146.30	12.55	2.32%
	Class C	1,000.00	1,146.20	12.44	2.30%
	Class Y	1,000.00	1,152.50	7.16	1.32%

Mid-Cap Fund	Class A	1,000.00	1,110.80	5.59	1.05%
	Class B	1,000.00	1,000.00	—	0.00%
	Class C	1,000.00	1,107.60	9.51	1.79%
	Class Y	1,000.00	1,111.70	4.26	0.80%

Growth Stock Fund	Class A	1,000.00	1,048.20	7.23	1.40%
	Class B	1,000.00	1,044.40	11.08	2.15%
	Class C	1,000.00	1,046.00	10.98	2.13%
	Class Y	1,000.00	1,049.30	5.94	1.15%

		Beginning Account Value 8/1/04	Ending Account Value 1/31/05	Expense Paid During Period * 8/1/04 - 1/31/05	Expense Ratio During Period ** 8/1/04 - 1/31/05

Growth and Income Fund	Class A	$1,000.00	$1,083.40	$7.46	1.42%
	Class B	1,000.00	1,078.60	11.37	2.17%
	Class C	1,000.00	1,079.20	11.32	2.16%
	Class Y	1,000.00	1,084.80	6.15	1.17%

Value Fund	Class A	1,000.00	1,108.20	7.23	1.36%
	Class B	1,000.00	1,104.60	11.19	2.11%
	Class C	1,000.00	1,104.90	11.09	2.09%
	Class Y	1,000.00	1,109.30	5.90	1.11%

Diversified Fixed Income Fund	Class A	1,000.00	1,028.20	5.11	1.00%
	Class B	1,000.00	1,024.40	8.93	1.75%
	Class C	1,000.00	1,025.30	8.78	1.72%
	Class Y	1,000.00	1,029.40	3.84	0.75%

Tax-Free Securities Fund	Class A	1,000.00	1,031.40	5.12	1.00%
	Class B	1,000.00	1,027.50	8.94	1.75%
	Class C	1,000.00	1,027.70	8.84	1.73%
	Class Y	1,000.00	1,032.60	3.84	0.75%

Short Intermediate U.S. Government Securities Fund	Class A	1,000.00	1,010.30	4.05	0.80%
	Class C	1,000.00	1,005.40	7.68	1.52%
	Class Y	1,000.00	1,011.60	2.79	0.55%

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,012.70	5.02	0.99%
	Class C	1,000.00	1,007.90	8.81	1.74%
	Class Y	1,000.00	1,014.00	3.76	0.74%

Ultra Short Government Fund	Class A	1,000.00	1,003.90	3.13	0.62%
	Class B	1,000.00	1,000.10	6.91	1.37%
	Class C	1,000.00	1,000.10	6.76	1.34%
	Class Y	1,000.00	1,005.20	1.87	0.37%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Pacific Capital Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 8/1/04	Ending Account Value 1/31/05	Expense Paid During Period* 8/1/04 - 1/31/05	Expense Ratio During Period** 8/1/04 - 1/31/05
New Asia Growth Fund	Class A	$1,000.00	$1,015.22	$10.06	1.98%
	Class B	1,000.00	1,011.44	13.84	2.73%
	Class C	1,000.00	1,011.54	13.74	2.71%
	Class Y	1,000.00	1,016.48	8.79	1.73%

		Beginning Account Value 8/1/04	Ending Account Value 1/31/05	Expense Paid During Period* 8/1/04 - 1/31/05	Expense Ratio During Period** 8/1/04 - 1/31/05
International Stock Fund	Class A	$1,000.00	$1,016.08	$9.20	1.81%
	Class B	1,000.00	1,012.30	12.98	2.56%
	Class C	1,000.00	1,012.80	12.48	2.46%
	Class Y	1,000.00	1,017.34	7.93	1.56%

Small Cap Fund	Class A	1,000.00	1,017.29	7.98	1.57%
	Class B	1,000.00	1,013.51	11.77	2.32%
	Class C	1,000.00	1,013.61	11.67	2.30%
	Class Y	1,000.00	1,018.55	6.72	1.32%

Mid-Cap Fund	Class A	1,000.00	1,019.91	5.35	1.05%
	Class C	1,000.00	1,016.18	9.10	1.79%
	Class Y	1,000.00	1,021.17	4.08	0.80%

Growth Stock Fund	Class A	1,000.00	1,018.15	7.12	1.40%
	Class B	1,000.00	1,014.37	10.92	2.15%
	Class C	1,000.00	1,014.47	10.82	2.13%
	Class Y	1,000.00	1,019.41	5.85	1.15%

Growth and Income Fund	Class A	1,000.00	1,018.05	7.22	1.42%
	Class B	1,000.00	1,014.27	11.02	2.17%
	Class C	1,000.00	1,014.32	10.97	2.16%
	Class Y	1,000.00	1,019.31	5.96	1.17%

Value Fund	Class A	1,000.00	1,018.35	6.92	1.36%
	Class B	1,000.00	1,014.57	10.71	2.11%
	Class C	1,000.00	1,014.67	10.61	2.09%
	Class Y	1,000.00	1,019.61	5.65	1.11%

Diversified Fixed Income Fund	Class A	1,000.00	1,020.16	5.09	1.00%
	Class B	1,000.00	1,016.38	8.89	1.75%
	Class C	1,000.00	1,016.53	8.74	1.72%
	Class Y	1,000.00	1,021.42	3.82	0.75%

Tax-Free Securities Fund	Class A	1,000.00	1,020.16	5.09	1.00%
	Class B	1,000.00	1,016.38	8.89	1.75%
	Class C	1,000.00	1,016.48	8.79	1.73%
	Class Y	1,000.00	1,021.42	3.82	0.75%

Short Intermediate U.S. Government Securities Fund	Class A	1,000.00	1,021.17	4.08	0.80%
	Class C	1,000.00	1,017.54	7.73	1.52%
	Class Y	1,000.00	1,022.43	2.80	0.55%

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,020.21	5.04	0.99%
	Class C	1,000.00	1,016.43	8.84	1.74%
	Class Y	1,000.00	1,021.48	3.77	0.74%

Ultra Short Government Fund	Class A	1,000.00	1,022.08	3.16	0.62%
	Class B	1,000.00	1,018.30	6.97	1.37%
	Class C	1,000.00	1,018.45	6.82	1.34%
	Class Y	1,000.00	1,023.34	1.89	0.37%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

For more information, call

800.258.9232

or visit our website at:

www.pacificcapitalfunds.com

INVESTMENT ADVISER

The Asset Management Group of Bank of Hawaii

111 South King Street

Honolulu, HI 96813

SUB-ADVISERS

First State (Hong Kong) LLC

3 Exchange Square

8 Connaught Place Central

Hong Kong

Hansberger Global Investors, Inc.

515 East Las Olas Blvd.

Fort Lauderdale, FL 33301

Nicholas-Applegate Capital Management

600 West Broadway

San Diego, CA 92102

Bankoh Investment Partners, LLC

130 Merchant Street, Suite 240

Honolulu, HI 96813

DISTRIBUTOR

BISYS Fund Services LP

3435 Stelzer Road

Columbus, OH 43219

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street

Los Angeles, CA 90071

REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP

191 W. Nationwide Blvd.

Columbus, OH 43215

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

To view Proxy Voting Records please visit the Pacific Capital Funds web site at www.pacificcapitalfunds.com.

This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. An investor should consider the funds’ investment objectives, risk, and charges and expenses carefully before investing or sending money. This and other important information about an investment company can be found in the fund prospectus. To obtain a more information, please call 800.258.9232. Please read it carefully before investing.

BISYS Fund Services, Distributor.

MUTUAL FUNDS: ARE NOT FDIC INSURED ¨ HAVE NO BANK GUARANTEE ¨ MAY LOSE VALUE

PCR-0008 3/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (c) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The schedule is included as part of the report to shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Bryan Haft
Bryan Haft, Treasurer, Pacific Capital Funds

Date	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William P. Henry Jr.
William P. Henry Jr., President, Pacific Capital Funds

Date	March 30, 2005

By (Signature and Title)*	/s/ Bryan Haft
Bryan Haft, Treasurer, Pacific Capital Funds

Date	March 30, 2005

*	Print the name and title of each signing officer under his or her signature.